UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA 90067-6022

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

        Date of reporting period: December 31, 2011

Item 1.    Reports to Stockholders

This filing is on behalf of four of the thirty-six Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the four Master Funds of the American Funds Insurance Series(R).

SUNAMERICA SERIES TRUST

ANNUAL REPORT

DECEMBER 31, 2011

Dear SunAmerica Series Trust Investor

We are pleased to present the SunAmerica Series Trust annual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”).

If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862. Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

Jana Waring Greer

President and CEO, SunAmerica Annuity and Life Assurance Company

President, SunAmerica Retirement Markets, The United States Life Insurance Company in the City of New York

February 24, 2012

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks. The Portfolios are indirectly exposed to these risks through their investments in the master funds. Investments in growth stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources. Investments in non-U.S. stocks and bonds may be subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

There can be no assurance that the Portfolios will meet their investment objectives. The master funds’ asset allocation may result in underperformance relative to benchmarks and other funds with similar objectives.

A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus. For a full description of the master funds, please consult the prospectus for the relevant underlying master fund.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank of Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

1

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE December 31, 2011

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2011 and held until December 31, 2011. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust‘s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2011”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended December 31, 2011” column and the “Expense Ratio as of December 31, 2011” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2011” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio‘s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio‘s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended December 31, 2011” column and the “Expense Ratio as of December 31, 2011” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2011” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) December 31, 2011

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at July 1, 2011	Ending Account Value Using Actual Return at December 31, 2011	Expenses Paid During The Six Months Ended December 31, 2011*	Beginning Account Value at July 1, 2011	Ending Account Value Using a Hypothetical 5% Assumed Return at December 31, 2011	Expenses Paid During The Six Months Ended December 31, 2011*	Expense Ratio as of December 31, 2011*
American Funds Growth SAST Portfolio
Class 3#@	$1,000.00	$901.60	$2.64	$1,000.00	$1,022.43	$2.80	0.55%
American Funds Global Growth SAST Portfolio
Class 3#@	$1,000.00	$865.91	$2.54	$1,000.00	$1,022.48	$2.75	0.54%
American Funds Growth- Income SAST Portfolio
Class 3#@	$1,000.00	$938.72	$2.69	$1,000.00	$1,022.43	$2.80	0.55%
American Funds Asset Allocation SAST Portfolio
Class 3#@	$1,000.00	$960.05	$2.87	$1,000.00	$1,022.28	$2.96	0.58%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2011” and “Expense Ratios” would have been higher.
@	Does not include the expenses of the underlying Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2011” and the “Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

3

SunAmerica Series Trust American Funds Growth SAST Portfolio

PORTFOLIO PROFILE — December 31, 2011 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

4

SunAmerica Series Trust American Funds Growth SAST Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series® — Growth Fund, Class 1	4,814,958	$250,714,846
TOTAL INVESTMENTS (cost $254,367,756)@	100.1%	250,714,846
Liabilities in excess of other assets	(0.1)	(151,842)

NET ASSETS	100.0%	$250,563,004

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Domestic Equity Investment Companies	$250,714,846	$—	$—	$250,714,846

See Notes to Financial Statements

5

SunAmerica Series Trust American Funds Global Growth SAST Portfolio

PORTFOLIO PROFILE— December 31, 2011 — (unaudited)

Industry Allocation*

International Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

6

SunAmerica Series Trust American Funds Global Growth SAST Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011—(unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
International Equity Investment Companies — 100.1%
American Funds Insurance Series® — Global Growth Fund, Class 1	19,454,661	$377,420,423
TOTAL INVESTMENTS (cost $394,735,540)@	100.1%	377,420,423
Liabilities in excess of other assets	(0.1)	(208,375)

NET ASSETS	100.0%	$377,212,048

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
International Equity Investment Companies	$377,420,423	$—	$—	$377,420,423

See Notes to Financial Statements

7

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio

PORTFOLIO PROFILE — December 31, 2011—(unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

8

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series® — Growth-Income Fund, Class 1	6,204,355	$206,418,895
TOTAL INVESTMENTS (cost $215,649,691)@	100.1%	206,418,895
Liabilities in excess of other assets	(0.1)	(131,108)

NET ASSETS	100.0%	$206,287,787

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Domestic Equity Investment Companies	$206,418,895	$—	$—	$206,418,895

See Notes to Financial Statements

9

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio

PORTFOLIO PROFILE — December 31, 2011—(unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.1%

*	Calculated as a percentage of net assets.

10

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Asset Allocation Investment Companies — 100.1%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	6,504,444	$105,176,851
TOTAL INVESTMENTS (cost $102,576,597)@	100.1%	105,176,851
Liabilities in excess of other assets	(0.1)	(78,797)

NET ASSETS	100.0%	$105,098,054

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Allocation Investment Companies	$105,176,851	$—	$—	$105,176,851

See Notes to Financial Statements

11

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011

	American Funds Growth SAST Portfolio	American Funds Global Growth SAST Portfolio	American Funds Growth- Income SAST Portfolio	American Funds Asset Allocation SAST Portfolio
ASSETS:
Investments at value (unaffiliated)*	$250,714,846	$377,420,423	$206,418,895	$105,176,851

Total investments	250,714,846	377,420,423	206,418,895	105,176,851

Receivable for:
Fund shares sold	671,655	3,741,891	229,061	255,721
Investments sold	1,553,901	—	3,907,769	461,016
Prepaid expenses and other assets	910	954	890	839
Due from investment adviser for expense reimbursements/fee waivers	127,235	219,209	105,692	53,088

Total assets	253,068,547	381,382,477	210,662,307	105,947,515

LIABILITIES:
Payable for:
Fund shares redeemed	2,225,556	736,987	4,136,830	716,737
Investments purchased	—	3,004,904	—	—
Investment advisory and management fees	180,250	297,498	149,730	75,208
Service fees	53,015	78,289	44,038	22,120
Trustees’ fees and expenses	4,379	5,552	3,598	1,549
Other accrued expenses	42,343	47,199	40,324	33,847

Total liabilities	2,505,543	4,170,429	4,374,520	849,461

NET ASSETS	$250,563,004	$377,212,048	$206,287,787	$105,098,054

NET ASSETS REPRESENTED BY:
Paid-in capital	268,324,504	397,100,244	226,345,738	104,005,038
Accumulated undistributed net investment income (loss)	923,709	4,258,969	2,761,808	1,686,395
Accumulated undistributed net realized gain (loss) on investments and capital gain distributions from underlying funds	(15,032,299)	(6,832,048)	(13,588,963)	(3,193,633)
Unrealized appreciation (depreciation) on investments	(3,652,910)	(17,315,117)	(9,230,796)	2,600,254

NET ASSETS	$250,563,004	$377,212,048	$206,287,787	$105,098,054

Class 3 (unlimited shares authorized):
Net assets	$250,563,004	$377,212,048	$206,287,787	$105,098,054
Shares of beneficial interest issued and outstanding	27,003,020	38,003,139	22,955,996	10,471,078
Net asset value, offering and redemption per share	$9.28	$9.93	$8.99	$10.04

* Cost
Investments (unaffiliated)	$254,367,756	$394,735,540	$215,649,691	$102,576,597

See Notes to Financial Statements

12

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2011

	American Funds Growth SAST Portfolio	American Funds Global Growth SAST Portfolio	American Funds Growth- Income SAST Portfolio	American Funds Asset Allocation SAST Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,239,398	$6,057,874	$3,868,541	$2,226,033

Total investment income	2,239,398	6,057,874	3,868,541	2,226,033

EXPENSES:
Investment advisory and management fees	2,053,606	3,164,652	1,715,301	791,410
Service fees	604,002	832,803	504,500	232,768
Custodian and accounting fees	19,316	19,321	19,317	19,317
Reports to shareholders	32,921	49,511	27,242	13,316
Audit and tax fees	20,589	20,592	20,592	20,590
Legal fees	9,229	11,278	8,323	6,802
Trustees’ fees and expenses	16,799	23,251	13,652	6,429
Other expenses	8,835	9,356	8,608	7,654

Total expenses before fee waivers, expense reimbursements and custody credits	2,765,297	4,130,764	2,317,535	1,098,286

Net (fees waived and expenses reimbursed) by investment advisor (Note 4)	(1,449,605)	(2,331,849)	(1,210,801)	(558,643)
Custody credits earned on cash balances	(2)	(10)	(1)	(5)

Net expenses	1,315,690	1,798,905	1,106,733	539,638

Net investment income (loss)	923,708	4,258,969	2,761,808	1,686,395

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)	(2,975,508)	(359,244)	(3,913,212)	(839,875)
Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	(10,207,616)	(37,366,461)	(3,407,330)	(460,434)

Net realized and unrealized gain (loss) on investments	(13,183,124)	(37,725,705)	(7,320,542)	(1,300,309)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,259,416)	$(33,466,736)	$(4,558,734)	$386,086

See Notes to Financial Statements

13

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	American Funds Growth SAST Portfolio		American Funds Global Growth SAST Portfolio
	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$923,708	$851,132	$4,258,969	$2,887,329
Net realized gain (loss) on investments	(2,975,508)	(4,386,766)	(359,244)	(2,397,817)
Net unrealized gain (loss) on investments	(10,207,616)	36,746,054	(37,366,461)	27,366,021

Net increase (decrease) in net assets resulting from operations	(12,259,416)	33,210,420	(33,466,736)	27,855,533

Distributions to shareholders from:
Net investment income	(851,132)	(466,820)	(2,887,329)	(1,467,395)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	46,116,310	23,117,471	141,267,083	88,526,460

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,005,762	55,861,071	104,913,018	114,914,598

NET ASSETS:
Beginning of period	217,557,242	161,696,171	272,299,030	157,384,432

End of period†	$250,563,004	$217,557,242	$377,212,048	$272,299,030

† Includes accumulated undistributed net investment income (loss)	$923,709	$851,133	$4,258,969	$2,887,329

See Notes to Financial Statements

14

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	American Funds Growth-Income SAST Portfolio		American Funds Asset Allocation SAST Portfolio
	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$2,761,808	$2,050,342	$1,686,395	$1,109,496
Net realized gain (loss) on investments	(3,913,212)	(4,335,080)	(839,875)	(741,967)
Net unrealized gain (loss) on investments	(3,407,330)	21,596,793	(460,434)	7,269,908

Net increase (decrease) in net assets resulting from operations	(4,558,734)	19,312,055	386,086	7,637,437

Distributions to shareholders from:
Net investment income	(2,050,342)	(1,803,572)	(1,109,496)	(779,208)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	23,915,970	9,977,976	30,297,988	22,694,124

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,306,894	27,486,459	29,574,578	29,552,353

NET ASSETS:
Beginning of period	188,980,893	161,494,434	75,523,476	45,971,123

End of period†	$206,287,787	$188,980,893	$105,098,054	$75,523,476

† Includes accumulated undistributed net investment income (loss)	$2,761,808	$2,050,342	$1,686,395	$1,109,496

See Notes to Financial Statements

15

SUNAMERICA SERIES TRUST

NOTES TO FINANCIALS STATEMENTS

December 31, 2011

Note 1.  Description of Business and Basis of Presentation:

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of thirty-six separate investment series, four of which are included in this Annual Report: American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Portfolios” and are presented herein).

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of SunAmerica Annuity and Life Assurance Company (“SAAL”), an Arizona corporation, and The United States Life Insurance Company, a New York corporation (“USL”). SAAL and USL are indirect wholly-owned subsidiaries of American International Group, Inc., a Delaware corporation. The life insurance companies listed above are collectively referred to as the “Life Companies”. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio operate in the manner of a “Fund of Funds”, investing in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“American Funds®”), a registered open-end investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds Master Funds
American Funds Growth SAST Portfolio	American Funds® Growth Fund
American Funds Global Growth SAST Portfolio	American Funds® Global Growth Fund
American Funds Growth-Income SAST Portfolio	American Funds® Growth-Income Fund
American Funds Asset Allocation SAST Portfolio	American Funds® Asset Allocation Fund

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, CIK 729528 and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The American Funds Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Growth Fund (“the Master Growth Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The American Funds Global Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks and other securities of companies located in emerging market and developing countries and expects to be invested in numerous countries around the world.

The American Funds Growth-Income SAST Portfolio attempts to achieve growth and income by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

The American Funds Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long term debt securities and money market instruments.

Indemnifications:    The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested

16

Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2 ..  Significant Accounting Policies:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation:    The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

Master Funds

Each Master Fund is a series of American Funds®. All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

The Master Funds’ investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The Master Funds generally determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The Master Funds use the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is

17

determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Master Funds’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The various inputs that may be used to determine the value of the American Funds Growth SAST, American Funds Global Growth SAST, American Funds Growth-Income SAST, and American Funds Asset Allocation SAST Portfolios investments are summarized into three levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios’ net assets as of December 31, 2011, are reported on a schedule following the Portfolio of Investments.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date. Realized gains and losses on the sale of investments are calculated on the identified cost basis.

The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

Each Portfolio intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any capital gains on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2008.

New Accounting Pronouncement: In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” ASU 2011-03 changes the assessment of effective controls for repurchase agreements including dollar roll transactions. The new and revised disclosures are effective for interim and annual reporting period beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements.

18

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting period beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Note 3.  Federal Income Taxes:

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

	For the year ended December 31, 2011
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains
American Funds Growth SAST	$923,708	$—	$(18,685,209)	$851,132	$—
American Funds Global Growth SAST	4,258,969	—	(24,147,165)	2,887,329	—
American Funds Growth-Income SAST	2,761,808	(2)	(22,819,757)	2,050,342	—
American Funds Asset Allocation SAST	1,686,395	(20,989)	(572,391)	1,109,496	—

	For the year ended December 31, 2010
	Tax Distributions
	Ordinary Income	Long-Term Capital Gains
American Funds Growth SAST	$466,820	$—
American Funds Global Growth SAST	1,467,395	—
American Funds Growth-Income SAST	1,803,572	—
American Funds Asset Allocation SAST	779,208	—

As of December 31, 2011, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward+	Unlimited+
Portfolio	2017	ST	LT
American Funds Growth SAST	$—	$—	$—
American Funds Global Growth SAST	—	—	—
American Funds Growth-Income SAST	2	—	—
American Funds Asset Allocation SAST	20,989	—	—

+	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain / (Loss)	Cost of Investments
American Funds Growth SAST	$—	$(18,685,209)	$(18,685,209)	$269,400,055
American Funds Global Growth SAST	—	(24,147,165)	(24,147,165)	401,567,588
American Funds Growth-Income SAST	—	(22,819,757)	(22,819,757)	229,238,652
American Funds Asset Allocation SAST	—	(572,391)	(572,391)	105,749,242

19

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan):

Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds. SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”), a wholly-owned subsidiary of SAAL, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets”, as used in the following table, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Management Fees
American Funds Growth SAST . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . .	0.85%
American Funds Global Growth SAST. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . .	0.95%
American Funds Growth-Income SAST . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . .	0.85%
American Funds Asset Allocation SAST . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . .	0.85%

SAAMCo has entered into a contractual agreement with the Trust under which it will waive 0.60%, 0.70%, 0.60%, and 0.60% for American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

For the year ended December 31, 2011, SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount
American Funds Growth SAST . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . .	$1,449,605
American Funds Global Growth SAST . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . .	2,331,849
American Funds Growth-Income SAST . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . .	1,210,801
American Funds Asset Allocation SAST . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . .	558,643

The Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average daily net assets. For the purposes of waived fees and/or reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, or acquired Fund fees and expenses.

Portfolio	Class 3
American Funds Growth SAST . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . .	0.70%
American Funds Global Growth SAST . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . .	0.70%
American Funds Growth-Income SAST . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . .	0.70%
American Funds Asset Allocation SAST . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . .	0.70%

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations. Expenses in the Portfolio’s Statements of Operations reflect the expenses of the Portfolios and do not include any indirect expenses related to the underlying funds.

For the year ended December 31, 2011, none of the Portfolios waived fees and/or reimbursed expenses to keep annual operating expenses at or below the percentages in the table above.

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the year ended December 31, 2011, service fees were paid (see Statement of Operations) based on the aforementioned rate.

20

On September 22, 2008, American International Group, Inc. (“AIG”), the ultimate parent of SAAMCo., entered into a revolving credit facility (“FRBNY Credit Facility”) with the Federal Reserve Bank of New York (“NY Fed”). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its Series C Perpetual, Convertible, Participating Preferred Stock (the “Series C Preferred Stock”) to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the “Trust”). The Series C Preferred Stock was entitled to approximately 77.8% of the voting power of AIG’s outstanding stock.

On January 14, 2011, AIG completed a series of previously announced integrated transactions (the “Recapitalization”) to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock, which was then transferred to the U.S. Department of the Treasury, and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, and, (ii) AIG’s Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functions as a $2 billion commitment to provide funding that AIG will have the discretion and option to use). As a result of the Recapitalization, the United States Treasury held a majority of outstanding shares of AIG Common Stock.

Note 5.  Purchases and Sales of Securities:

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended December 31, 2011 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
American Funds Growth SAST Portfolio	$58,387,636	$12,187,565	$—	$—
American Funds Global Growth SAST Portfolio	144,392,626	1,706,047	—	—
American Funds Growth-Income SAST Portfolio	36,580,634	11,948,245	—	—
American Funds Asset Allocation SAST Portfolio	35,517,290	4,629,800	—	—

Note 6.  Capital Share Transactions:

Transactions in capital shares of each class of each Portfolio were as follows:

	American Funds Growth SAST Portfolio				American Funds Global Growth SAST Portfolio
	Class 3				Class 3
	For the Year Ended December 31, 2011		For the Year Ended December 31, 2010		For the Year Ended December 31, 2011		For the Year Ended December 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,668,053	$94,067,107	6,598,781	$56,929,499	17,703,214	$188,760,596	12,368,556	$123,231,494
Reinvested dividends	91,413	851,132	56,034	466,820	293,677	2,887,329	152,061	1,467,395
Shares redeemed	(5,049,810)	(48,801,929)	(3,916,251)	(34,278,848)	(4,698,155)	(50,380,842)	(3,613,286)	(36,172,429)

Net increase (decrease)	4,709,656	$46,116,310	2,738,564	$23,117,471	13,298,736	$141,267,083	8,907,331	$88,526,460

	American Funds Growth-Income SAST Portfolio				American Funds Asset Allocation SAST Portfolio
	Class 3				Class 3
	For the Year Ended December 31, 2011		For the Year Ended December 31, 2010		For the Year Ended December 31, 2011		For the Year Ended December 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,608,668	$60,626,485	4,232,542	$35,599,964	4,593,953	$46,827,650	3,288,211	$30,462,710
Reinvested dividends	239,135	2,050,342	222,221	1,803,572	115,074	1,109,496	86,861	779,209
Shares redeemed	(4,253,449)	(38,760,857)	(3,208,675)	(27,425,560)	(1,748,605)	(17,639,158)	(918,679)	(8,547,795)

Net increase (decrease)	2,594,354	$23,915,970	1,246,088	$9,977,976	2,960,422	$30,297,988	2,456,393	$22,694,124

Note 7.  Line of Credit

The SunAmerica family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate or the London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10.0 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Prior to September 16, 2011, the commitment fee was 12.5 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended December 31, 2011, none of the Portfolios borrowed under the line of credit.

21

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)(3)	Portfolio turnover

American Funds Growth SAST Portfolio Class 3
12/31/07	$10.66	$0.14	$1.13	$1.27	$(0.00)	$(0.00)	$(0.00)	$11.93	11.93%	$86,673	0.70%	1.34%	0%
12/31/08	11.93	0.07	(5.30)	(5.23)	(0.04)	(0.11)	(0.15)	6.55	(44.19)	106,960	0.62	0.80	1
12/31/09	6.55	0.03	2.47	2.50	(0.13)	(0.65)	(0.78)	8.27	38.96	161,696	0.56	0.36	7
12/31/10	8.27	0.04	1.47	1.51	(0.02)	—	(0.02)	9.76	18.32	217,557	0.57	0.47	7
12/31/11	9.76	0.04	(0.49)	(0.45)	(0.03)	—	(0.03)	9.28	(4.57)	250,563	0.54	0.38	5

American Funds Global Growth SAST Portfolio Class 3
12/31/07	10.90	0.43	1.15	1.58	—	—	—	12.48	14.50	64,528	0.70	3.86	0
12/31/08	12.48	0.21	(4.99)	(4.78)	(0.11)	(0.08)	(0.19)	7.51	(38.62)	92,198	0.65	2.24	0
12/31/09	7.51	0.11	2.98	3.09	(0.20)	(0.44)	(0.64)	9.96	41.67	157,384	0.57	1.24	7
12/31/10	9.96	0.14	0.99	1.13	(0.07)	—	(0.07)	11.02	11.42	272,299	0.56	1.46	5
12/31/11	11.02	0.13	(1.13)	(1.00)	(0.09)	—	(0.09)	9.93	(9.09)	377,212	0.54	1.28	1

American Funds Growth-Income SAST Portfolio Class 3
12/31/07	10.78	0.30	0.19	0.49	(0.00)	(0.00)	(0.00)	11.27	4.58	84,199	0.70	2.91	0
12/31/08	11.27	0.18	(4.44)	(4.26)	(0.07)	(0.05)	(0.12)	6.89	(38.05)	117,097	0.61	1.99	5
12/31/09	6.89	0.10	1.99	2.09	(0.17)	(0.36)	(0.53)	8.45	30.88	161,494	0.57	1.33	6
12/31/10	8.45	0.10	0.82	0.92	(0.09)	—	(0.09)	9.28	11.04	188,981	0.57	1.23	6
12/31/11	9.28	0.13	(0.33)	(0.20)	(0.09)	—	(0.09)	8.99	(2.08)	206,288	0.55	1.37	6

American Funds Asset Allocation SAST Portfolio Class 3
12/31/07	10.56	0.41	0.25	0.66	(0.01)	(0.00)	(0.01)	11.21	6.20	18,664	0.70	3.95	3
12/31/08	11.21	0.28	(3.59)	(3.31)	(0.10)	(0.06)	(0.16)	7.74	(29.85)	30,398	0.70	3.05	9
12/31/09	7.74	0.17	1.62	1.79	(0.19)	(0.24)	(0.43)	9.10	23.44	45,971	0.70	2.13	5
12/31/10	9.10	0.18	0.90	1.08	(0.12)	—	(0.12)	10.06	12.00	75,523	0.66	1.96	5
12/31/11	10.06	0.18	(0.09)	0.09	(0.11)	—	(0.11)	10.04	0.97	105,098	0.58	1.81	5

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment) and expense reductions.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	12/31/07		12/31/08		12/31/09		12/31/10		12/31/11
	Expenses	Net Investment Income (Loss)	Expenses	Net Investment Income (Loss)	Expenses	Net Investment Income (Loss)	Expenses	Net Investment Income (Loss)	Expenses	Net Investment Income (Loss)
American Funds Growth SAST Portfolio	1.25%	0.80%	1.19%	0.23%	1.16%	(0.24)%	1.17%	(0.13)%	1.14%	(0.22)%
American Funds Global Growth SAST Portfolio.	1.40	3.17	1.30	1.59	1.27	0.54	1.26	0.76	1.24	0.58
American Funds Growth-Income SAST Portfolio.	1.25	2.36	1.19	1.42	1.17	0.73	1.17	0.63	1.15	0.77
American Funds Asset Allocation SAST Portfolio.	1.63	3.03	1.31	2.45	1.27	1.56	1.23	1.39	1.18	1.21

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

22

SUNAMERICA SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Series Trust and Shareholders of American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio (four of the portfolios constituting SunAmerica Series Trust, hereafter referred to as the “Trust”) at December 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements’’) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for the opinion.

PricewaterhouseCoopers LLP

Houston, Texas

February 28, 2012

23

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENTS

December 31, 2011 (unaudited)

At a meeting held on September 23, 2011, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management Corp. (“SAAMCo”) and the Trust (the “Advisory Agreement”) and the continuation of the Master-Feeder Addendum to the Advisory Agreement between SAAMCo and the Trust (the “Master-Feeder Addendum”). The Advisory Agreement and the Master-Feeder Addendum are collectively referred to as the “Advisory Agreements.”

In connection with the approval of the Advisory Agreements, the Board received materials related to certain factors used in its consideration whether to renew the Advisory Agreements. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory and administrative services provided by SAAMCo, including a review of the investment performance of the Portfolios;

(3)	the size and structure of the investment advisory fee and any other material payments to SAAMCo in connection therewith, a review of the costs of services provided and the profits realized by SAAMCo and its affiliates from the relationship with the Trust;

(4)	the extent to which SAAMCo realizes economies of scale and shares them with the Trust;

(5)	the organizational capability and financial condition of SAAMCo and its affiliates; and

(6)	the possibility that services of the type required by the Trust might be better obtained from other organizations.

The Board, considered with respect to the Master-Feeder Addendum to the Advisory Agreement, that because each Portfolio invests all or substantially all of its assets in its designated Master Fund, investment advisory services are currently provided by Capital Research and Management Company. SAAMCo provides master-feeder operational support services to each of the Portfolios under the Advisory Agreement so long as the Portfolios are part of a master-feeder fund structure. Such services include, but are not limited to, monitoring the ongoing investment performance of the Master Funds, monitoring the Portfolios other service providers, facilitating the distribution of Master Fund shareholder materials to Portfolio shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Portfolios with respect to their investment in the corresponding Master Funds.

In addition, the Board considered (a) the relationship between the Trust and SAAMCo; and (b) the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Agreements. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory fees compared to advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. In addition, the Board considered expenses and performance of SAAMCo with respect to accounts and mutual funds managed that have comparable investment objectives and strategies to each of the Trust’s Portfolios that they manage.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo. In making its evaluation, the Board considered that SAAMCo acts as adviser for each Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of certain Portfolios’ assets, subject to the Trustees’ oversight and control.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios.

24

The Board reviewed the qualifications, background and responsibilities of SAAMCo’s staff who is responsible for providing services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels.

The Board considered SAAMCo’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo’s code of ethics and its risk management process, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ prospectus. Additionally, the Board considered SAAMCo’s compliance and regulatory history.

The Board reviewed SAAMCo’s compliance and regulatory history, including information whether any were involved in any regulatory actions or investigations. The Board considered SAAMCo’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, non-management fees, and 12b-1 fees), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any.

To assist in analyzing the reasonableness of the advisory fee, the Board received a report prepared independently by Lipper Inc. (“Lipper”) as well as information provided by management.

The Expense Group and the Performance Group each consists of a Portfolio and a select group of funds that are chosen to be comparable to such Portfolio based upon certain factors, including fund type (in this case, funds underlying variable insurance products), comparability of investment objectives and asset category (for example, large-cap value, small-cap growth, mid-cap core, etc.), asset size and expense components. The Expense Universe and the Performance Universe each generally consists of a Portfolio, the funds in its Expense Group or Performance Group, respectively, and all other funds in the asset category or categories included in the Expense Group or Performance Group regardless of asset size or primary channel of distribution.

The Trustees noted that expense information as a whole was useful in assessing whether SAAMCo was providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception, and its one-, three- and five-year periods ended June 30 from Lipper and additional performance information as of June 30, 2011 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios’ overall performance, and management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered the following expense and performance information provided by Lipper and management in making its determinations.

•

American Funds Asset Allocation SAST Portfolio (Master Fund managed by Capital Research and Management Company (“CRMC”)).    The Board considered that the Portfolio’s total expenses were below the median of its Expense Group and above the median of its Expense Universe and that its advisory fees were at the median of its Expense Group and below the median of its Expense Universe. The Board considered that the Portfolio underperformed the Lipper VUF Multi-Asset Target Allocation-Growth Index and was below the medians of its Performance Group/Universe for the three-year period and the period since inception and outperformed the Index and was at the median for its Performance Group for the one-year period. The Board considered the small asset size of the Portfolio. The Board also considered management’s discussion and concluded that the Portfolio’s performance has been satisfactory in light of all factors considered.

•

American Funds Global Growth SAST Portfolio (Master Fund managed by CRMC).    The Board considered that the Portfolio’s total expenses were below the median of its Expense Group and above the median of its Expense Universe. It also considered that the Portfolio’s advisory fees were above the medians of its Expense Group/Universe. The Board considered that the Portfolio underperformed the Lipper VUF Global Growth Index and was at the medians of its Performance Group/Universe for the one-year period and outperformed the Index and was above the medians of its Performance Group/Universe for the three-year period and the period since inception. The Board considered management’s discussion and concluded that the Portfolio’s performance has been satisfactory in light of all factors considered.

•

American Funds Growth SAST Portfolio (Master Fund managed by CRMC).    The Board considered that the Portfolio’s actual total expenses were below the median of its Expense Group and in line with the median for the Expense Universe. It also considered that the Portfolio’s advisory fees were below the medians of the Expense Group/Universe. The Board considered that the Portfolio

25

underperformed the Lipper VUF Large Cap Growth Index and was below the medians of its Performance Group/Universe for the one- and three-year periods and for the period since inception. The Board considered management’s discussion and concluded that the Portfolio’s performance has been satisfactory in light of all factors considered.

•

American Funds Growth-Income SAST Portfolio (Master Fund managed by CRMC).    The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board considered that the Portfolio underperformed the Lipper VUF Multi-Cap Core Index and was below the medians of its Performance Group/Universe for the one- and three-year periods and the period since inception. The Board considered management’s discussion and concluded that the Portfolio’s performance has been satisfactory in light of all factors considered.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”).

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were not unreasonable.

Profitability and Economies of Scale.

The Board received information related to SAAMCo’s profitability with respect to the services it provides to the Trust’s Portfolios. The profitability analysis reflected the relationship between SAAMCo and SunAmerica Annuity and Life Assurance Company (“SAAL”) that provides that SAAMCo contribute to SAAL, its profits earned through its management role to the Trust. The Board also considered that SAAMCo has entered into agreements with The United States Life Insurance Company in the City of New York, formerly First SunAmerica Life Insurance Company (“USL”), wherein SAAMCo pays USL a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. The Board also considered that SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolio experiencing lower expenses than they otherwise would achieve if the Trust was a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios which management proposed reductions or waivers reflect the economics of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

Terms of Advisory Agreements.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Agreements including the duties and responsibilities undertaken by SAAMCo as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and any officers of the Trust who are employees of SAAMCo. The Board also considered other terms and conditions of the Advisory Agreements.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo possess the capability and resources to perform the duties required of it under the respective Advisory Agreements.

Further, based upon its review of the Advisory Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Agreements are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

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SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name, Address and Date of Birth†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Disinterested Trustee

Garrett Bouton Age: 67	Trustee	2007 – Present	Retired (2003-Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	57	Chairman/Director, The LECG Group (consulting services) (2006-2010).

Carl D. Covitz Age: 72	Trustee	2001 – Present	Owner and President, Landmark Capital, Inc. (1973-Present).	57	Director, Arden Realty, Inc. (real estate) (1995-2006).

Jane Jelenko Age: 63	Trustee	2006 – Present	Retired Partner KPMG, LLP and Managing Director Bearingpoint, Inc. (formerly KPMG Consulting).	57	Director, Countrywide Bank (2003-2008) and Director, Cathay General Bancorp and CathayBank (banking) (2012).

Gilbert T. Ray Age: 67	Trustee	2001 – Present	Retired Partner, O’Melveny & Myers LLP (law firm) (2000-Present); and Attorney (1972-2000) thereof.	57	Director, Advanced Auto Parts, Inc. (retail, auto and home supply stores) (since 2002); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2009); Director Dine Equity (services — restaurant) (since 2004); Director Diamond Rock Hospitality (financial — real estate) (2005-Present); Director, Towers Watson & Co. (services — management consulting services) (since 2010).

Allan L. Sher Age: 80	Trustee	1997 – Present	Retired Brokerage Executive (1992-Present).	57	Director, Bowl America Inc. (1997-Present).

Bruce G. Willison Age: 63	Trustee and Chairman	2001 – Present	Chairman and CEO, Grandpoint Capital Advisors (2009-Present) (investment banking); Professor of Management, Anderson School at UCLA (2006-Present); Dean, Anderson School at UCLA (1999-2005).	57

Director, GrandPoint Capital Inc (banking). (2011-Present); Director, Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (real estate agents & managers) (since 2003); Director, Healthnet International, Inc. (business services) (2000-Present).

Interested Trustee

Jana W. Greer(2) Age: 60	Trustee	2001 – Present	President (since 1996) and Chief Executive Officer (since 2008) SunAmerica Retirement Markets, Inc.; Executive Vice President (since 2001) and Director (since 1999) AIG Retirement Services, Inc., President (since 2002) and Director (since 1992), SAAL; President (since 2006) and Director (since 1988), SunAmerica Life Insurance Company.	57	None.

27

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name, Address and Date of Birth†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Officers

John T. Genoy Age: 43	President	2007 – Present	Chief Financial Officer, SunAmerica (2002-Present); Senior Vice President, SunAmerica (2003-Present); Chief Operating Officer, SunAmerica (2006-Present).	N/A	N/A

Donna M. Handel Age: 45	Treasurer	2002 – Present	Senior Vice President, SunAmerica (2004-Present).	N/A	N/A

Nori L. Gabert Age: 58	Vice President and Secretary	2005 – Present	Vice President and Deputy General Counsel, SunAmerica (2001-Present).	N/A	N/A

Katherine Stoner Age: 55	Chief Compliance Officer (“CCO”)	May 2011 – Present

Vice President, SunAmerica (May 2011-Present); Vice President, The Variable Annuity Life Insurance Company (“VALIC”) and Western National Life Insurance Company (“WNL”) (2006-Present); Deputy General Counsel and Secretary, VALIC and WNL (2007-Present); Vice President, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company (2010-Present).

				N/A	Director, American General Distributors, Inc. (2006-2011).

Gregory N. Bressler Age: 45	Secretary and General Counsel	2005 – Present	Senior Vice President and General Counsel, SunAmerica (2005-Present).	N/A	N/A

Gregory R. Kingston Age 46	Vice President and Assistant Treasurer	2001 – Present	Vice President, SunAmerica (2001-Present).	N/A	N/A

Matthew J. Hackethal Age: 40	Anti- Money Laundering Compliance Officer	2006 – Present	Chief Compliance Officer, SunAmerica (2007-Present); Vice President, Credit Suisse Asset Management (2001-2006).	N/A	N/A

28

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

†	The business address for each Trustee and Officer is 1 SunAmerica Center, Los Angeles, CA 90067-6022.
(1)	The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the SunAmerica Equity Funds (3 funds), SunAmerica Income Funds (4 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (11 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (21 portfolios), SunAmerica Series Trust (36 portfolios), VALIC Company I (33 portfolios), VALIC Company II (15 funds), and SunAmerica Specialty Series (6 funds).
(2)	Interested Trustee, as defined within the Investment Company Act of 1940, because she serves as President of SunAmerica Retirement Markets, Inc.
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the investment act of 1940.
(4)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-7862.

29

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended December 31, 2011. During the year ended December 31, 2011 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains*	Net Long-Term Capital Gains	Qualifying% for the 70% Dividends Received Deduction
American Funds Growth SAST Portfolio	$0.03	$0.03	$—	$—	100.00%
American Funds Global Growth SAST Portfolio	0.09	0.09	—	—	39.53
American Funds Growth-Income SAST Portfolio	0.09	0.09	—	—	100.00
American Funds Asset Allocation SAST Portfolio	0.11	0.11	—	—	69.71

*	Short-term capital gains are treated as ordinary income for tax purposes

30

COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the presented Feeder Portfolios of SunAmerica Series Trust (the “Trust”) to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended December 31, 2011.

The following graphs and tables show the performance of the Feeder Portfolios of the Trust and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. It is assumed that all dividends are reinvested. No expenses are deducted from the performance of the indexes.

The American Funds SAST portfolios (“Feeder Funds”) are a part of the Trust and currently do not buy individual securities directly, but instead invest all of their assets in the underlying funds (“Master Funds”) of the American Funds Insurance Series. Each Feeder Fund has the same investment goal and limitations as the underlying Master Fund. Investing in a Feeder Fund may result in higher fees and expenses than investing directly in a Master Fund as the Feeder Funds will bear their own portfolio expenses as well as their pro rata share of each Feeder Fund’s underlying Master Fund fees and expenses. Please see the product prospectus for more information regarding the master-feeder fund structure.

Market indices referenced are unmanaged. You cannot invest directly in an index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

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American Funds

Growth SAST Portfolio — Class 3

American Funds Growth SAST Portfolio
Average Annual Total Returns as of 12/31/2011
Class 3*
1-year	-4.57%
5-Year	-0.40%
Since Inception	0.82%
*	Inception date for Class 3: September 1, 2006.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The American Funds Growth SAST Portfolio — Class 3 (Feeder Fund) declined -4.57% for the 12 months ended December 31, 2011, while the S&P 500 Index gained 2.11%. The American Funds® Growth Fund (Master Fund) declined -4.06% for the annual period.

In a volatile year in which investors generally sought the safety of the largest blue chip companies, the defensive sectors of consumer staples and health care were the main contributors to the Master Fund’s results, with consumer discretionary the only other sector providing a positive return for the fund. Weaker sectors included financials, energy and materials.

As a group, larger companies in the portfolio did better than their midsized and smaller counterparts. Overall, holdings outside the U.S. were weak, with Canada the biggest drag on fund results.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

32

American Funds

Global Growth SAST Portfolio — Class 3

American Funds Global Growth SAST Portfolio
Average Annual Total Returns as of 12/31/2011
Class 3*
1-Year	-9.09%
5-Year	0.17%
Since Inception	1.79%
*	Inception date for Class 3: September 1, 2006.

1	The Morgan Stanley Capital International (MSCI) World Index measures the performance of companies representative of the market structures of 24 developed market countries in North America, Europe and Asia/Pacific regions.

2	The Morgan Stanley Capital International All Country World Index (MSCI ACWI) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The American Funds Global Growth SAST Portfolio — Class 3 (Feeder Fund) declined -9.09% for the 12 months ended December 31, 2011, while the MSCI World Index was down -5.54% and the MSCI ACWI (All Country World Index) declined -7.35%. The American Funds® Global Growth Fund (Master Fund) declined -8.66% for the annual period.

The Master Fund’s counselors believe the MSCI ACWI more accurately reflects the universe of companies in which the Master Fund invests and it will now be used as the primary benchmark.

In a tough year for markets around the world, the Master Fund’s holdings in the U.S. generally held up better than its holdings overseas. The ongoing debt crisis cast a pall over Europe, while holdings in China — where economic growth has slowed in response to the government’s inflation taming measures — were also weak. Holdings in consumer staples and health care companies had the best results. The Master Fund was helped by some holdings in Japan, where many companies have not only recovered from the devastating earthquake and tsunami but also from the recent flooding in Thailand, which is home to some Japanese companies’ manufacturing operations. The strong Japanese yen was also a benefit.

Despite the global uncertainty, the Master Fund’s counselors continue to find attractive investment opportunities and encourage investors to not be distracted by gloomy headlines.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

33

American Funds

Growth-Income SAST Portfolio — Class 3

American Funds Growth-Income SAST Portfolio
Average Annual Total Returns as of 12/31/2011
Class 3*
1-Year	-2.08%
5-Year	-1.61%
Since Inception	-0.12%
*	Inception date for Class 3: September 1, 2006.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The American Funds Growth-Income SAST Portfolio — Class 3 (Feeder Fund) declined -2.08% for the 12 months ended December 31, 2011, compared with a 2.11% gain for the S&P 500 Index. The American Funds® Growth-Income Fund (Master Fund) declined -1.60% for the annual period.

In a difficult year for stocks around the world, larger U.S. companies in defensive sectors such as health care, consumer staples and utilities provided the Master Fund’s best results for the year. A strong final quarter, in which all the Master Fund’s industry sectors advanced, couldn’t quite overcome losses from the third quarter, when investors sought the safety of larger U.S. companies because of the European debt crisis and slowing growth in Asia.

Given the significant declines overseas, the Master Fund’s holdings outside the U.S. generally detracted slightly from results, though holdings in the United Kingdom added some value.

While many U.S. companies reported record profits and earnings in 2011, markets overseas continue to face challenges. The European debt crisis is still unresolved and recent measures to kick-start some Asian economies have yet to take effect.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

34

American Funds

Asset Allocation SAST Portfolio — Class 3

American Funds Asset Allocation SAST Portfolio
Average Annual Total Returns as of 12/31/2011
Class 3*
1-year	0.97%
5-Year	0.79%
Since Inception	1.77%
*	Inception date for Class 3: September 1, 2006.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

2	The Barclays Capital U.S. Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The American Funds Asset Allocation SAST Portfolio — Class 3 (Feeder Fund) gained 0.97% for the 12 months ended December 31, 2011. Its benchmark indexes, the S&P 500 Index for stocks and the Barclays Capital U.S. Aggregate Bond Index for bonds, rose 2.11% and 7.84%, respectively. The American Funds® Asset Allocation Fund (Master Fund) gained 1.56% for the annual period.

The Master Fund’s counselors continue to favor equities, which accounted for nearly 75% of the Master Fund at December 31. Fixed-income holdings comprised about 21%.

Highlighting the year were holdings in health care, consumer staples and telecommunication services, which were all additive. Comparative weakness was found in the energy and materials sectors. Gains in fixed income were paced by agency mortgage-backed securities and investment-grade (BBB-/Baa3 or above) corporate bonds.

With approximately 84% of the fund’s investments being held in companies domiciled within the United States, the relative strength of the U.S. markets since October led to a positive year-end snapshot of the portfolio.

In these turbulent economic times, the Master Fund’s counselors emphasize the relevance of having a professionally managed portfolio. Maintaining a long-term outlook and not getting distracted by undulations in the market and day-to-day market headlines are key methods of approach.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

35

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust‘s Portfolios which is available in the Trust‘s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust‘s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust‘s Forms N-Q are available on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission‘s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

36

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THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

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American Funds Insurance Series®

Special feature

Exploring your options:

A closer look at American Funds Insurance Series

See inside

Annual report for the year ended December 31, 2011

American Funds Insurance Series is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company.SM For more than 80 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

The summary investment portfolios (with the exception of Mortgage Fund and Cash Management Fund, which show a complete listing of portfolio holdings) are designed to streamline this report and help investors better focus on the funds’ principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, investment results are for Class 2 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series’ plans of distribution.

The mountain charts illustrate the growth of a $10,000 investment in each of the investment portfolios in American Funds Insurance Series (with the exception of Cash Management Fund) over the past 10 years (or the lifetime of the fund if less than 10 years).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, and for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waivers, without which they would have been lower. See the Financial Highlights table in this report for details.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. See the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Fellow investors:

A number of events challenged investors in 2011, including the devastating earthquake and tsunami in Japan, the U.S. federal budget deficit and credit downgrade, flooding in Thailand and, of course, the omnipresent European debt crisis.

Global markets tracked these situations, rising and falling as investors lost and regained confidence depending on the news. Most major stock markets were up at the year’s midpoint, before falling sharply in the third quarter. Many rallied somewhat in the fourth quarter, but few managed to erase earlier declines.

The U.S. stock market, as measured by Standard & Poor’s 500 Composite Index, gained 2.09% for the year, which was among the best returns for developed markets. Of the countries in the MSCI World Index, only Ireland (+14.30%) and New Zealand (+6.35%) did better. All other developed countries were down for the year; overall, the index lost 5.02%. Not surprisingly, European countries fared the worst — Greece was down 62.67%, Austria lost 35.97% and Finland declined

31.00%. Aside from Ireland, the best European returns came from countries outside the euro zone: the United Kingdom (–2.52%) and Switzerland (–6.05%).

Developing markets did worse than their developed counterparts. Egypt (–46.86%), India (–37.17%), Turkey (–35.16%) and Hungary (–33.65%) were the major contributors to the 18.17% decline of the MSCI Emerging Markets Index. As in developed markets, only three countries finished the year ahead: Indonesia (+6.50%), Malaysia (+0.12%) and the Philippines (+0.10%). Returns for countries outside the U.S. are calculated in U.S. dollars with dividends reinvested. All the indexes are unmanaged and, therefore, have no expenses.

In U.S. fixed-income markets, investors favored higher quality bonds over more speculative issues: The Barclays Capital U.S. Aggregate Index, which measures investment-grade bonds, rose 7.84%, while the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index, which tracks corporate high-yield bonds, gained 4.96%. Emerging market bonds, as measured by the J.P. Morgan Emerging Markets Bond Index Plus, were up 9.20%, compared with a 5.64% gain by the

In this report

Special feature Exploring your options:

A closer look at American Funds Insurance Series

Letter to investors Fund reviews

Investment portfolios

Global Growth FundSM Growth FundSM Growth-Income FundSM Asset Allocation FundSM

Financial statements

American Funds Insurance Series

Barclays Capital Global Aggregate Index. As it has since December 2008, the Federal Reserve kept its target for the federal funds rate at 0% to 0.25%. The yield on the benchmark 10-year U.S. Treasury note ended the year at 1.89% — compared with 3.30% a year ago — only 17 basis points above the record low in September. The U.S. dollar rallied toward the end of the year, gaining against most currencies. The Japanese yen (+5.41%) and Hong Kong dollar (+0.09%) were the strongest major currencies versus the U.S. dollar; the Hungarian forint (–14.43%) and Indian rupee (–15.80%) were the weakest.

Reflecting global stock and bond market results, most of the equity-focused funds in American Funds Insurance Series lost ground in 2011, with funds emphasizing investments outside the U.S. losing the most. The bond funds in the series ended the year in positive territory.

Looking ahead

We expect that the volatile environment of 2011 will continue in 2012. The principal cause of recent investor worries, the European debt crisis, has still not been resolved, although several European countries have implemented austerity packages focused on public sector cuts and pay freezes and the sale of state assets. Further austerity measures are possible, including some in the U.S. While the European Central Bank appears more ready than before to provide liquidity to the system, it remains to be seen whether some countries will leave the euro currency union, or even default on their sovereign debt. Other challenges, such as the U.S. federal budget deficit, election year paralysis and slowing growth in China, may also continue to erode investor confidence.

However, there are reasons to be optimistic. Many U.S. companies reported record earnings and profits in 2011 and the unemployment rate declined in each of the four months from September to December. Overseas, Japan’s industrial production is back to normal and Thailand is making progress on restoring manufacturing output after the widespread flooding decimated some of its major industries. In January, China reported better-than-expected GDP data, and a bond sale by the European Financial Stability Facility, the euro zone’s temporary bailout fund, was well-received despite its downgrade by rating agency Standard & Poor’s.

The uncertain environment highlights the value of fundamental research to try to identify investments that can thrive in the long run despite challenging macro pressures. The funds in American Funds Insurance Series benefit from the experience of a global network of more than 250 investment professionals who conduct rigorous analysis of every company before and after investing.

We hope that knowing this, you can have confidence that your investments are well-managed. We would also remind you of the importance of remaining committed to a long-term investment plan and not being distracted by negative headlines.

Finally, it’s worth noting that the 2.09% positive return of the S&P 500 in 2011 came entirely from reinvested dividends, demonstrating the benefit of including dividend-paying investments in a diversified portfolio.

We thank you for your continued support and look forward to reporting to you again in six months.

Cordially,

James K. Dunton

Vice Chairman of the Board

Donald D. O’Neal President

February 7, 2012

We are deeply saddened by the loss of Jon B. Lovelace Jr., chairman emeritus and former portfolio counselor of Capital Research and Management Company and former chairman of The Capital Group Companies.

Nearly every aspect of the Capital Group bears some stamp of Jon’s leadership and service from 1951 until 2005. He was one of the principal architects of our Multiple Portfolio Counselor System, an early proponent of international investing, the founder of New Perspective Fund and Capital Income Builder and a standard-bearer of the Capital Group’s mission to serve investors.

Though he never sought the spotlight, his accomplishments in life, work and philanthropy will long be remembered.

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Global Growth Fund declined 8.89% for the 12 months ended December 31, 2011, while the MSCI ACWI (All Country World Index), which measures a broad range of developed and developing markets, declined 6.86%, and the MSCI World Index was down 5.02%. The fund’s portfolio counselors believe the MSCI ACWI more accurately reflects the universe of companies in which the fund invests and it will now be used as the primary benchmark.

In a tough year for markets around the world, the fund’s holdings in the U.S. generally held up better than its holdings overseas. The ongoing debt crisis cast a pall over Europe, while holdings in China — where economic growth has slowed in response to the government’s inflation-taming measures — were also weak. Holdings in consumer staples and health care companies had the best results. The fund was helped by some holdings in Japan, where many companies have not only recovered from the devastating earthquake and tsunami but also from the recent flooding in Thailand, which is home to some Japanese companies’ manufacturing operations. The strong Japanese yen was also a benefit.

Despite the global uncertainty, the fund’s portfolio counselors continue to find attractive investment opportunities and encourage investors to not be distracted by gloomy headlines.

Where the fund’s assets were invested as of December 31, 2011

Country diversification (percent of net assets)

The Americas

United States 41.0% Mexico 2.5 Canada 2.1 Brazil .7

46.3

Europe

United Kingdom 5.7 France 4.7 Switzerland 3.6 Netherlands 3.1 Denmark 2.7 Germany 2.3 Belgium 1.9 Other 1.5

25.5

Asia/Pacific Basin

Japan 6.5% China 3.3 Australia 2.3 Hong Kong 1.9 South Korea 1.8 Taiwan 1.3 India 1.1 Other .7

18.9

Other regions

South Africa 2.7

Short-term securities & other assets less liabilities 6.6

Total 100.0%

Average annual total returns based on a $1,000 investment for periods ended December 31, 2011

Class 1 Class 2

1 year –8.66% –8.89%

5 years 0.75 0.50

10 years 6.58 6.32

Lifetime (since April 30, 1997) 8.14 7.87

Expense ratios .55 .80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are for the year ended December 31, 2011. See the Financial Highlights table in this report for details.

1 The indexes are unmanaged and, therefore, have no expenses.

2 Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Growth Fund declined 4.27% for the 12 months ended December 31, 2011, while the S&P 500 gained 2.09%. In a volatile year in which investors generally sought the safety of the largest blue chip companies, the defensive sectors of consumer staples and health care were the main contributors to the fund’s results, with consumer discretionary the only other sector providing a positive return for the fund. Weaker sectors included financials, energy and materials.

As a group, larger companies in the portfolio did better than their midsized and smaller counterparts. Overall, holdings outside the U.S. were weak, with Canada the biggest drag on fund results.

Encouraging data in the fourth quarter of 2011 suggests that the U.S. economic recovery may regain momentum and consumers could start spending again, which could benefit many of the consumer discretionary companies in the fund’s portfolio. The economic recovery should also bolster energy companies, and the fund’s portfolio counselors are looking for investment opportunities in this area.

Average annual total returns based on a $1,000 investment for periods ended December 31, 2011

Class 1 Class 2 Class 3

1 year –4.06% –4.27% –4.21%

5 years 0.19 –0.06 0.01

10 years 4.29 4.03 4.10

Lifetime (since February 8, 1984) 12.00 11.70 11.80

Expense ratios .34 .59 .52

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are for the year ended December 31, 2011. See the Financial Highlights table in this report for details.

1 The index is unmanaged and, therefore, has no expenses.

2 Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Where the fund’s assets were invested as of December 31, 2011

Class 1 Class 2 Class 3

1 year –1.60% –1.83% –1.77%

5 years –1.04 –1.29 –1.22

10 years 3.41 3.15 3.22

Lifetime (since February 8, 1984) 10.49 10.19 10.29

Expense ratios .28 .53 .46

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are for the year ended December 31, 2011. See the Financial Highlights table in this report for details.

1 The index is unmanaged and, therefore, has no expenses.

2 Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Growth-Income Fund declined 1.83% for the 12 months ended December 31, 2011, compared with a 2.09% gain for the S&P 500.

In a difficult year for stocks around the world, larger U.S. companies in defensive sectors such as health care, consumer staples and utilities provided the fund’s best results for the year. A strong final quarter, in which all the fund’s industry sectors advanced, couldn’t quite overcome losses from the third quarter, when investors sought the safety of larger U.S. companies because of the European debt crisis and slowing growth in Asia.

Given the significant declines overseas, the fund’s holdings outside the U.S. generally detracted slightly from results, though holdings in the United Kingdom added some value.

Looking ahead, the fund’s portfolio counselors expect that U.S. stocks, the fund’s primary focus, will continue to offer the best returns. While many U.S. companies reported record profits and earnings in 2011, markets overseas continue to face challenges. The European debt crisis is still unresolved and recent measures to kick-start some Asian economies have yet to take effect.

Where the fund’s assets were invested as of December 31, 2011

Average annual total returns based on a $1,000 investment for periods ended December 31, 2011

Class 1 Class 2 Class 3

1 year 1.56% 1.30% 1.36%

5 years 1.45 1.20 1.26

10 years 4.64 4.38 4.45

Lifetime (since August 1, 1989) 7.80 7.52 7.61

Expense ratios .31 .56 .49

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are for the year ended December 31, 2011. See the Financial Highlights table in this report for details.

1 The indexes are unmanaged and, therefore, have no expenses.

2 Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Asset Allocation Fund gained 1.30% for the 12 months ended December 31, 2011. Its benchmark indexes, the S&P 500 for stocks and the Barclays Capital U.S. Aggregate Index for bonds, rose

2.09% and 7.84%, respectively.

The fund’s portfolio counselors continue to favor equities, which accounted for nearly 75% of the portfolio at December 31. Fixed-income holdings comprised about 21%.

Highlighting the year were holdings in health care, consumer staples and telecommunication services, which were all additive. Comparative weakness was found in the energy and materials sectors. Gains in fixed income were paced by agency mortgage-backed securities and investment-grade (BBB-/Baa3 or above) corporate bonds.

With approximately 84% of the fund’s investments being held in companies domiciled within the United States, the relative strength of the U.S. markets since October led to a positive year-end snapshot of the fund.

In these turbulent economic times, the fund’s portfolio counselors emphasize the relevance of having a professionally managed portfolio. Maintaining a long-term outlook and not getting distracted by undulations in the market and day-today market headlines are key methods of approach for investors.

Exploring your

options:

A closer look at American Funds Insurance Series

Two new funds were added to American Funds Insurance Series (AFIS) in 2011, bringing the series’ choices to 18. We thought it would be useful to see how the new funds fit into the lineup and to review all the funds in the series to help you and your financial adviser build a portfolio to pursue your long-term goals.

Many funds have similar names or objectives, so it can be difficult to tell them apart. But a closer look reveals characteristics that can help. It’s important to remember that the funds are actively managed, so holdings will change over time. First, let’s take a quick look at the new funds.

Global Balanced Fund is the first AFIS fund to invest significantly in stocks and bonds globally. It aims to provide long-term growth of capital, conservation of principal and current income from investments around the world, including emerging and developing countries.

“Global Balanced Fund allows investors to take full advantage of Capital Research and Management Company’s extensive global research capabilities in a single investment,” says Jody Jonsson, the fund’s lead portfolio counselor. “An investor can choose this one fund and not have to make his or her own decisions about whether to be invested in the U.S. or globally, whether to be in developed or developing markets, or whether to be in equities or bonds. It simplifies the investment decision.”

Mortgage Fund invests primarily in mortgage-related securities, including residential mortgage-backed bonds and commercial mortgage-backed securities. At least 80% of the mortgage-related securities are sponsored or guaranteed by the U.S. government, or are non-government securities that are rated AAA or Aaa.

“Variable annuities are an efficient way to invest in mortgage-backed securities because their tax-deferred nature preserves all of the investment return until it is withdrawn,” explains portfolio counselor Wesley Phoa. “Mortgage Fund seeks to provide a reliable income stream from investments in high-quality securities.”

SEC yield vs. distribution rate

The SEC yield shows a fund’s income yield over the past 30 days. Commonly used for bond funds, the SEC yield is not as useful for funds that invest mainly in equities and don’t pay monthly dividends.

The distribution rate is a better income measurement for equity funds, particularly growth funds that pay dividends only once a year, because it is based on a fund’s dividend payments over an entire

12-month period.

See tables on following pages.

Growth funds

Growth funds aim to increase investors' principal over time by investing in stocks of companies that are believed to have strong potential for appreciation. These companies often are growing sales or earnings at above-average rates and are less focused on dividend income. While growth funds may have the potential to produce the highest returns, they are also likely to be more volatile than funds in other categories.

Global Discovery Fund
Objective: Long-term growth of capital. Current income is a secondary consideration.

Global Discovery Fund focuses on companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving economy. Since Global Discovery Fund invests more in companies in cyclical sectors, its results are likely to be more volatile than the other AFIS growth funds.

Global Growth Fund
Objective: Long-term growth of capital.

Global Growth Fund focuses on large companies with global operations. Because of this, it has the largest weighted average market capitalization of the growth funds, indicating that it invests more heavily in larger, well-established companies. The fund can invest anywhere in the world, though it tends to have fewer holdings in developing countries than most of the other AFIS growth funds.

Global Small Capitalization Fund
Objective: Long-term growth of capital.

Global Small Capitalization Fund can invest anywhere in the world, including developing countries. The smaller companies that are the fund's focus tend to be more volatile, although they may also offer more opportunity for growth. Global Small Capitalization Fund has the most holdings of all funds in the series.

Growth Fund
Objective: Growth of capital.

Growth Fund focuses on companies that appear to offer superior opportunities for growth of capital. It invests more of its assets in the U.S. than the other AFIS growth funds, though it may invest up to 25% of assets outside the U.S. Growth Fund has become the largest fund in the series.

Growth funds

	Percent of net assets as of December 31, 2011											Yields (%)[2]	
	U.S. stocks	Non-U.S. stocks	U.S. bonds	Non-U.S. bonds	Cash	Emerging markets	Top 3 countries		Top 3 sectors		Weighted average market cap. ($ in bil)[1]	Ann. 30-day SEC yield	12-month dist. rate
Global Discovery Fund	44.2	36.2	6.7	—	12.9	14.8	United States China United Kingdom	50.9 7.0 5.4	Information tech. Consumer disc. Health care	21.0 14.4 12.5	11.4	0.46	0.43
Global Growth Fund	41.0	52.4	—	—	6.6	14.0	United States Japan United Kingdom	41.0 6.5 5.7	Consumer disc. Information tech. Financials	16.2 14.1 12.8	29.2	1.30	1.45
Global Small Capitalization Fund	27.9	50.0	4.1	—	18.0	21.3	United States United Kingdom China	32.0 7.7 6.5	Consumer disc. Industrials Information tech.	16.2 11.6 10.4	1.2	0.29	1.56
Growth Fund	71.3	18.3	—	—	10.4	3.5	United States Canada United Kingdom	71.3 8.2 1.9	Consumer disc. Information tech. Energy	18.5 14.9 12.7	20.5	0.48	0.65
International Fund	—	90.4	—	0.1	9.5	28.3	United Kingdom Japan Germany	11.1 9.2 7.8	Financials Health care Industrials	14.4 12.0 11.2	25.4	2.05	2.03
New World Fund	10.4	67.6	—	9.9	12.1	46.5	United States China United Kingdom	10.4 6.7 5.7	Consumer staples Consumer disc. Health care	16.1 10.7 9.7	18.8	1.36	1.93

[1] Market capitalization is used to estimate a company's size. It is calculated by multiplying the share price by the number of shares issued. Data for the equity portion of fund portfolios as of September 30, 2011. Market capitalization © 2012 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

[2] The annualized 30-day SEC yield, as of December 31, 2011, reflects the rate at which the fund is earning income on its current portfolio of securities, while the 12-month distribution rate reflects the fund's past dividends paid. Accordingly, the SEC yield and distribution rate may differ. Figures are for Class 2 shares.

American Funds Insurance Series

Sectors

The companies in which the funds invest are grouped into 10 global industry classification sectors, each of which is composed of smaller industry groups. For example, containers and packaging, chemicals and mining are a few of the industries in the materials sector.

Defensive sectors are typically more resilient during market declines because they include industries with companies that provide products and services that are in demand in all economic conditions. Some of these industries include food (consumer staples sector), medicines (health care sector), phone service (telecommunication services sector) and power (utilities sector).

Cyclical sectors tend to do better in times of economic growth. During these periods, when consumers have more money to spend, the consumer discretionary sector is likely to benefit. Industries in this sector include auto manufacturing, hotels and restaurants and leisure equipment. Business expansion in strong markets helps companies in the energy and materials sector that benefit from increased demand for resources.

Please note that none of the funds in American Funds Insurance Series are “sector funds,” which invest most or all of their assets in a specific sector or industry. The funds in American Funds Insurance Series are managed with a conservative approach consistent with diversified, long-term investing. Sector funds are generally not consistent with this philosophy.

International Fund

Objective: Long-term growth of capital. International Fund invests almost exclusively in stocks of companies outside the U.S., with meaningful exposure to emerging and developing countries. Its holdings tend to be larger, well-known companies with growth potential, representing a broad range of sectors.

New World Fund

Objective: Long-term capital appreciation. New World Fund takes a three-pronged approach. It invests at least 35% of assets in companies based in developing economies and/or markets, invests in developed country companies that derive significant revenue from developing countries, and also has the flexibility to invest in developing market bonds to reduce volatility. At December 31, investments in China, India, Brazil and Mexico accounted for almost a quarter of the fund’s assets. New World Fund is the only growth fund in the series that has a portfolio counselor who invests solely in bonds.

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results, and information about your insurance contract, go to the website of the company that issued your contract.

Growth-and-income funds

Growth-and-income funds invest in a mix of companies with the goal of providing above-average total return through a combination of growth of principal and income. Holdings will vary from growth-oriented companies to those with a history of paying dividends. An overall objective is to provide current income that is at least comparable to that of major market indexes. Because dividend-paying companies tend to be larger and well-established, growth-and-income funds typically have been less volatile than growth funds.

Blue Chip Income and Growth Fund
Objective: To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

As its name implies, Blue Chip Income and Growth Fund invests primarily in large, high-quality, well-established U.S. companies with a history of financial strength and a record of paying regular dividends. Its holdings include many household names. The fund will, at all times, be at least 90% invested in equities. It may invest up to 10% of assets in larger companies based outside the U.S. as long as they are listed or traded in the U.S.

Global Growth and Income Fund
Objective: To provide long-term growth of capital while providing current income.

Global Growth and Income Fund offers significant exposure to companies in the U.S. as well as outside the U.S., where dividend yields have historically been higher. The fund invests primarily in larger, well-established companies that the portfolio counselors believe will be relatively resilient during market declines.

Growth-Income Fund
Objective: To achieve long-term growth of capital and income.

Growth-Income Fund represents the distillation of the investment adviser's 80-year history of managing growth-and-income portfolios. It is designed to provide long-term, above-average returns with a combination of income and capital appreciation. Growth-Income Fund is the oldest and largest of the growth-and-income funds in the series. Like Blue Chip Income and Growth Fund, Growth-Income Fund invests in many well-known dividend-paying companies, 85% of which must be based in the U.S. The fund places greater emphasis on investments in companies with the potential for growth.

International Growth and Income Fund
Objective: To provide long-term growth of capital while providing current income.

International Growth and Income Fund invests at least 90% of assets in markets outside the U.S. The fund focuses on strong, dividend-paying companies. Consumer staples, telecommunications and utilities companies were among the larger holdings at December 31. The fund's holdings include a significant allocation of companies in developing markets.

Growth-and-income funds

	Percent of net assets as of December 31, 2011								Weighted average market cap. ($ in bil)[1]	Yields (%)[2]	
	U.S. stocks	Non-U.S. stocks	U.S. bonds	Non-U.S. bonds	Cash	Emerging markets	Top 3 countries	Top 3 sectors		Ann. 30-day SEC yield	12-month dist. rate
Blue Chip Income and Growth Fund	86.3	6.9	—	—	6.8	—	United States 86.3 United Kingdom 5.5 Switzerland 0.7	Information tech. 19.0 Industrials 13.5 Consumer staples 12.2	58.5	2.09	1.81
Global Growth and Income Fund	47.3	46.5	0.8	0.5	4.9	10.8	United States 48.1 United Kingdom 7.4 Canada 6.2	Financials 13.6 Consumer disc. 13.2 Industrials 10.5	27.2	2.39	2.86
Growth-Income Fund	79.5	8.9	0.3	—	11.3	0.5	United States 79.8 United Kingdom 3.5 France 1.2	Information tech. 16.8 Consumer disc. 13.9 Industrials 13.1	36.9	1.66	1.63
International Growth and Income Fund	6.1	79.8	—	5.2	8.9	16.4	United Kingdom 22.8 Sweden 9.1 United States 6.1	Consumer staples 15.7 Consumer disc. 11.0 Utilities 9.5	21.5	2.86	3.00

[1] Market capitalization is used to estimate a company's size. It is calculated by multiplying the share price by the number of shares issued. Data for the equity portion of fund portfolios as of September 30, 2011. Market capitalization © 2012 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

[2] The annualized 30-day SEC yield, as of December 31, 2011, reflects the rate at which the fund is earning income on its current portfolio of securities, while the 12-month distribution rate reflects the fund's past dividends paid. Accordingly, the SEC yield and distribution rate may differ. Figures are for Class 2 shares.

American Funds Insurance Series

Asset allocation/balanced funds

Asset allocation and balanced funds are similar in that both invest in stocks, bonds and cash with the goals of providing growth, income and conservation of principal. A balanced fund typically invests more assets in bonds than an asset allocation fund. Asset allocation/balanced funds have tended to be less volatile than growth-and-income funds.

Asset Allocation Fund

Objective: To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Asset Allocation Fund has the series' widest flexibility to invest in stocks and bonds around the world, including developing markets, and its allocations in the major asset classes are likely to fluctuate more than other AFIS funds. For example, over the past 10 years the fund's U.S. equity exposure has ranged from 46% to 67% of assets, investments in stocks have ranged from 53% to 77%, in bonds from 20% to 29%, and holdings in cash have ranged from a low of 3% to a high of 20%.

The fund's largest holdings include many well-known companies from a broad range of industries.

Global Balanced Fund

Objective: Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

As noted earlier, Global Balanced Fund offers exposure to stocks and bonds around the world as the fund's portfolio counselors strive to provide both growth and income while maintaining principal. The fund's current sector allocations reflect those goals with the largest sector being industrials, followed by energy, health care, consumer staples and information technology, all within a fairly narrow range.

Credit quality and duration

Two common measures of bonds are credit quality ratings and duration.

Credit quality is used to indicate the financial strength of an issuer, or the likelihood that it will be able to meet its payment obligations. Ratings typically range from AAA/Aaa (highest) to D (lowest) and are assigned by credit rating agencies such as Standard & Poor's, Moody's and Fitch. U.S. Treasuries and government obligations are regarded as having the lowest risk, while corporate securities rated BBB/Baa and above are considered to have little risk. Issuers of bonds with lower ratings are considered to be more likely to miss payments, or even default, with the likelihood increasing as the economy weakens.

Duration is a measure generally used to gauge potential volatility based on changes in interest rates. A fund with a shorter duration is likely to be less affected by interest rate increases and, therefore, should be less volatile than a fund with a longer duration.

Asset allocation/balanced funds

	Percent of net assets as of December 31, 2011								Weighted average market cap. ($ in bil)[1]	Yields (%)[2]	
	U.S. stocks	Non-U.S. stocks	U.S. bonds	Non-U.S. bonds	Cash	Emerging markets	Top 3 countries	Top 3 sectors		Ann. 30-day SEC yield	12-month dist. rate
Asset Allocation Fund	64.4	10.4	19.3	2.0	3.9	3.5	United States 83.7 Netherlands 1.9 France 1.4	Information tech. 10.6 Energy 9.9 Consumer disc. 9.9	38.5	2.16	1.95
Global Balanced Fund	21.8	33.5	13.8	19.2	11.7	12.8	United States 35.6 United Kingdom 6.7 Germany 6.0	Industrials 8.7 Energy 6.4 Health care 6.2	40.7	1.63	—[3]

[1] Market capitalization is used to estimate a company's size. It is calculated by multiplying the share price by the number of shares issued. Data for the equity portion of fund portfolios as of September 30, 2011. Market capitalization © 2012 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

[2] The annualized 30-day SEC yield, as of December 31, 2011, reflects the rate at which the fund is earning income on its current portfolio of securities, while the 12-month distribution rate reflects the fund's past dividends paid. Accordingly, the SEC yield and distribution rate may differ. Figures are for Class 2 shares.

[3] The 12-month distribution rate is not available because the fund is less than one year old.

American Funds Insurance Series

Bond funds

Bond funds seek to provide income with conservation of principal through investments in fixed-income securities issued by governments and companies. Bond funds are usually the most stable funds, with lower returns than funds that invest in stocks. However, lower rated corporate bonds can be as volatile as the stocks of the companies that issue them.

Bond Fund

Objective: To provide as high a level of current income as is consistent with the preservation of capital.

Bond Fund is the most broadly diversified fixed-income fund in AFIS. It provides exposure to mortgage-backed securities, U.S. Treasuries and corporate bonds, including some rated below investment-grade.

Global Bond Fund

Objective: To provide, over the long term, a high level of total return consistent with prudent investment management.

Global Bond Fund is broadly diversified among high-quality bonds but adds more exposure to holdings outside the U.S., which makes it more susceptible to currency fluctuations.

High-Income Bond Fund

Objective: The fund's primary objective is to provide a high level of current income. Its secondary objective is capital appreciation.

High-Income Bond Fund offers the most potential for capital appreciation from investments in corporate bonds, primarily rated below investment-grade. This fund is likely to be the most volatile of the AFIS bond funds, particularly during periods of stock market weakness.

Mortgage Fund

Objective: To provide current income and preservation of capital.

Mortgage Fund invests primarily in high-quality mortgage-related securities that are backed or guaranteed by the U.S. government, and non-government mortgage-related securities that are rated AAA or Aaa. It is generally less sensitive to interest rate changes than U.S. Government/AAA-Rated Securities Fund.

U.S. Government/AAA-Rated Securities Fund

Objective: To provide a high level of current income consistent with preservation of capital.

U.S. Government/AAA-Rated Securities Fund invests at least 80% of assets in securities guaranteed by the "full faith and credit" pledge of the U.S. government, including U.S. Treasuries and government-backed securities, or debt securities rated AAA/Aaa. It has the lowest credit risk of the AFIS bond funds.

Cash Management Fund

Objective: To provide income on cash reserves while preserving capital and maintaining liquidity.

Cash Management Fund invests in a diversified mix of high-quality money market instruments. Investors typically use the fund as a holding account. ■

Bond funds

	Percent of net assets as of December 31, 2011								Average duration (years)	Yields (%)[2]	
					Credit ratings[1]						
	U.S. bonds	Non-U.S. bonds	Cash	Top 3 countries	U.S. Treas/govt agencies	Investment-grade	Below investment-grade	Unrated		Ann. 30-day SEC yield	12-month dist. rate
Bond Fund	79.9	15.1	5.0	United States 79.9 United Kingdom 2.2 Australia 1.3	57.6	32.5	4.8	0.1	4.2	2.37	3.06
Global Bond Fund	34.2	60.5	5.3	United States 34.2 Japan 14.1 Germany 7.4	22.2	65.5	6.2	0.8	4.9	2.28	2.82
High-Income Bond Fund[3]	78.3	12.7	7.5	United States 79.6 United Kingdom 2.7 Italy 1.6	0.1	4.5	84.1	2.3	3.3	8.41	8.35
Mortgage Fund	85.8	1.2	13.0	—	85.8	1.2	—	—	2.2	0.60	—[4]
U.S. Government/AAA-Rated Securities Fund	94.1	0.3	5.6	—	93.9	0.3	—	0.2	3.7	1.24	1.74

[1] If agency ratings differ, the security will be considered to have received the highest of those ratings consistent with the fund's investment policies. (For High-Income Bond Fund, such securities are placed in the lowest category.) Securities in the Unrated category have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with fund investment policies.

[2] The annualized 30-day SEC yield, as of December 31, 2011, reflects the rate at which the fund is earning income on its current portfolio of securities, while the 12-month distribution rate reflects the fund's past dividends paid. Accordingly, the SEC yield and distribution rate may differ. Figures are for Class 2 shares.

[3] May also invest in equities, which represented 1.5% of net assets at December 31, 2011.

[4] The 12-month distribution rate is not available because the fund is less than one year old.

American Funds Insurance Series

Global Growth Fund

Summary investment portfolio December 31, 2011

Largest individual equity securities	Percent of net assets		Percent of net assets
Novo Nordisk	2.56%	Unilever NV	1.57%
Virgin Media	2.51	Anheuser-Busch InBev	1.42
Apple	2.31	Royal Dutch Shell	1.30
América Móvil	1.81	Nestlé	1.30
Moody's	1.77	Samsung Electronics	1.26

Common stocks — 93.43%

	Shares	Value (000)	Percent of net assets
Consumer discretionary — 16.16%			
Virgin Media Inc.	5,660,000	$121,011	2.51%
Home Depot, Inc.	1,350,000	56,754	1.18
Amazon.com, Inc.[1]	326,000	56,431	1.17
Honda Motor Co., Ltd.	1,658,800	50,602	1.05
Toyota Motor Corp.	1,452,900	48,417	1.01
Burberry Group PLC	2,135,000	39,291	.82
Other securities		405,073	8.42
		777,579	16.16
Information technology — 14.10%			
Apple Inc.[1]	274,000	110,970	2.31
Samsung Electronics Co. Ltd.[2]	66,045	60,782	1.26
Yahoo! Inc.[1]	3,330,200	53,716	1.11
Oracle Corp.	2,070,000	53,096	1.10
Texas Instruments Inc.	1,800,000	52,398	1.09
Taiwan Semiconductor Manufacturing Co. Ltd.	12,800,000	32,043	1.07
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,500,000	19,365	
ASML Holding NV (New York registered)	840,489	35,124	.83
ASML Holding NV	111,111	4,670	
TE Connectivity Ltd.	1,266,250	39,013	.81
Microsoft Corp.	1,492,500	38,745	.80
ASM Pacific Technology Ltd.	3,222,100	36,156	.75
Other securities		142,778	2.97
		678,856	14.10
Financials — 12.84%			
Moody's Corp.	2,529,900	85,207	1.77
Industrial and Commercial Bank of China Ltd., Class H	89,091,750	52,882	1.10
AIA Group Ltd.	13,454,200	42,009	.87
AXA SA	3,086,463	40,126	.83
Prudential PLC	3,853,747	38,213	.80
Agricultural Bank of China, Class H	79,992,000	34,400	.72
Other securities		324,951	6.75
		617,788	12.84
Health care — 11.58%			
Novo Nordisk A/S, Class B	1,070,700	123,041	2.56
UnitedHealth Group Inc.	1,090,000	55,241	1.15
Gilead Sciences, Inc.[1]	921,200	37,705	.78
Novartis AG	580,000	33,159	.69
Merck & Co., Inc.	810,000	30,537	.63
Other securities		277,480	5.77
		557,163	11.58

American Funds Insurance Series

Global Growth Fund

Common stocks

	Shares	Value (000)	Percent of net assets
Consumer staples — 11.35%			
Unilever NV, depository receipts	2,200,000	$ 75,654	1.57%
Anheuser-Busch InBev NV	1,117,025	68,389	1.42
Nestlé SA	1,085,000	62,376	1.30
Pernod Ricard SA	575,439	53,370	1.10
Shoprite Holdings Ltd.	3,055,000	51,544	1.07
Procter & Gamble Co.	750,000	50,032	1.04
Other securities		185,038	3.85
		546,403	11.35
Industrials — 8.12%			
United Technologies Corp.	622,000	45,462	.94
KBR, Inc.	1,623,000	45,233	.94
Geberit AG	200,000	38,539	.80
Other securities		261,738	5.44
		390,972	8.12
Energy — 7.91%			
Royal Dutch Shell PLC, Class B (ADR)	533,643	40,562	1.30
Royal Dutch Shell PLC, Class B	574,666	21,901	
Oil Search Ltd.	6,960,000	44,492	.92
INPEX CORP.	6,670	42,029	.88
TOTAL SA	745,000	38,087	.79
Chevron Corp.	340,000	36,176	.75
Other securities		157,260	3.27
		380,507	7.91
Materials — 5.10%			
Steel Dynamics, Inc.	3,400,000	44,710	.93
Dow Chemical Co.	1,535,000	44,147	.91
Sigma-Aldrich Corp.	485,000	30,293	.63
Other securities		126,446	2.63
		245,596	5.10
Telecommunication services — 3.99%			
América Móvil, SAB de CV, Series L (ADR)	3,040,000	68,704	1.81
América Móvil, SAB de CV, Series L	16,370,000	18,558	
SOFTBANK CORP.	1,405,000	41,382	.86
Other securities		63,358	1.32
		192,002	3.99
Utilities — 1.16%			
GDF SUEZ	1,122,805	30,691	.64
Other securities		25,128	.52
		55,819	1.16
Miscellaneous — 1.12%			
Other common stocks in initial period of acquisition		53,741	1.12
Total common stocks (cost: $3,798,447,000)		4,496,426	93.43

American Funds Insurance Series

Global Growth Fund

Short-term securities — 6.59% Principal Percent

amount Value of net

(000)(000) assets

Private Export Funding Corp. 0.08%–0.18% due 1/3–2/28/20123 $37,700 $ 37,690 .79%

Federal Home Loan Bank 0.03%–0.16% due 2/10–5/16/2012 37,200 37,194 .77

Québec (Province of) 0.11% due 1/17–3/14/20123 31,900 31,887 ..66

Other securities 210,336 4.37

Total short-term securities (cost: $317,136,000) 317,107 6.59

Total investment securities (cost: $4,115,583,000) 4,813,533 100.02

Other assets less liabilities(1,136)(.02)

Net assets $4,812,397 100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $1,234,000, a cost of $6,378,000 and representing .03% of the net assets of the fund) was acquired through private placement transactions from 9/6/2000 to 4/18/2002 that may be subject to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Security did not produce income during the last 12 months.

2 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $98,068,000, which represented 2.04% of the net assets of the fund. This amount includes $96,834,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3 Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $149,267,000, which represented 3.10% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

Growth Fund

Summary investment portfolio December 31, 2011

Largest individual equity securities	Percent of net assets		Percent of net assets
Apple	4.13%	Amazon.com	1.85%
Google	2.93	Wynn Macau	1.84
Intuitive Surgical	2.09	Home Depot	1.78
Wells Fargo	2.04	lululemon athletica	1.42
Chipotle Mexican Grill	1.90	Newmont Mining	1.35

Common stocks — 89.56%

	Shares	Value (000)	Percent of net assets
Consumer discretionary — 18.52%			
Chipotle Mexican Grill, Inc.[1]	1,366,400	$ 461,488	1.90%
Amazon.com, Inc.[1]	2,604,000	450,752	1.85
Wynn Macau, Ltd.	178,400,800	447,920	1.84
Home Depot, Inc.	10,306,000	433,264	1.78
lululemon athletica inc.[1,2]	7,400,000	345,284	1.42
CarMax, Inc.[1]	10,342,500	315,239	1.30
Johnson Controls, Inc.	6,499,100	203,162	.84
Tiffany & Co.	2,953,000	195,666	.80
Other securities		1,650,883	6.79
		4,503,658	18.52
Information technology — 14.89%			
Apple Inc.[1]	2,480,000	1,004,400	4.13
Google Inc., Class A[1]	1,103,000	712,428	2.93
ASML Holding NV (New York registered)	2,400,000	100,296	.80
ASML Holding NV	2,250,000	94,569	
Fidelity National Information Services, Inc.	5,403,263	143,673	.59
Texas Instruments Inc.	4,770,000	138,855	.57
Other securities		1,426,202	5.87
		3,620,423	14.89
Energy — 12.65%			
Concho Resources Inc.[1]	3,115,000	292,031	1.20
Suncor Energy Inc.	9,389,417	270,784	1.11
Core Laboratories NV	2,000,000	227,900	.94
Pacific Rubiales Energy Corp.	11,213,900	206,171	.85
MEG Energy Corp.[1]	4,590,000	187,295	.77
Noble Energy, Inc.	1,845,000	174,150	.72
Apache Corp.	1,740,000	157,609	.65
Denbury Resources Inc.[1]	9,810,800	148,143	.61
Murphy Oil Corp.	2,636,000	146,931	.60
Oceaneering International, Inc.	3,000,000	138,390	.57
Other securities		1,126,176	4.63
		3,075,580	12.65

American Funds Insurance Series

Growth Fund

Common stocks

Financials — 12.14%	Shares	Value (000)	Percent of net assets
Wells Fargo & Co.	17,988,296	$ 495,757	2.04%
Berkshire Hathaway Inc., Class A[1]	2,515	288,609	1.19
Goldman Sachs Group, Inc.	2,675,000	241,900	.99
Fairfax Financial Holdings Ltd.	224,100	96,632	.78
Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	92,228	
American Express Co.	4,000,000	188,680	.78
Onex Corp.	4,600,500	149,835	.62
Citigroup Inc.	5,599,500	147,323	.61
JPMorgan Chase & Co.	2,790,200	92,774	.38
Other securities		1,159,019	4.75
		2,952,757	12.14

Health care — 9.13%			
Intuitive Surgical, Inc.[1]	1,097,000	507,922	2.09
Edwards Lifesciences Corp.[1]	2,430,000	171,801	.71
Pharmasset, Inc.[1]	1,160,600	148,789	.61
Grifols, SA, Class A[1]	8,770,000	147,557	.61
UnitedHealth Group Inc.	2,680,000	135,822	.56
Other securities		1,107,239	4.55
		2,219,130	9.13

Industrials — 8.20%			
Stericycle, Inc.[1]	3,390,000	264,149	1.09
Boeing Co.	3,065,000	224,818	.92
Union Pacific Corp.	1,770,000	187,514	.77
Other securities		1,317,901	5.42
		1,994,382	8.20

Materials — 7.92%			
Newmont Mining Corp.	5,487,695	329,317	1.35
Barrick Gold Corp.	7,250,000	328,063	1.35
Potash Corp. of Saskatchewan Inc.	6,118,212	252,560	1.04
FMC Corp.	2,000,000	172,080	.71
Other securities		842,944	3.47
		1,924,964	7.92

Consumer staples — 3.98%			
Philip Morris International Inc.	3,030,000	237,794	.98
Costco Wholesale Corp.	2,090,000	174,139	.72
PepsiCo, Inc.	1,965,000	130,378	.54
Other securities		426,638	1.74
		968,949	3.98

American Funds Insurance Series

Growth Fund

Common stocks

	Shares	Value (000)	Percent of net assets
Telecommunication services — 1.41%			
CenturyLink, Inc.	4,160,000	$ 154,752	.64%
Other securities		187,519	.77
		342,271	1.41
Utilities — 0.16%			
Other securities		40,039	.16
Miscellaneous — 0.56%			
Other common stocks in initial period of acquisition		135,647	.56
Total common stocks (cost: $16,588,607,000)		21,777,800	89.56

Short-term securities — 10.54%

	Principal amount (000)		
Freddie Mac 0.06%–0.15% *due 1/17–8/21/2012*	$660,600	660,427	2.72
Fannie Mae 0.07%–0.19% *due 1/18–11/19/2012*	613,400	613,121	2.52
Federal Home Loan Bank 0.03%–0.19% *due 2/10–12/5/2012*	399,600	399,331	1.64
Straight-A Funding LLC 0.14%–0.19% *due 1/3–2/24/2012*[3]	207,580	207,558	.85
Chariot Funding, LLC 0.18%–0.25% *due 1/27–4/3/2012*[3]	146,000	145,975	.75
Jupiter Securitization Co., LLC 0.19% *due 1/19/2012*[3]	35,500	35,496	
NetJets Inc. 0.03%–0.08% *due 1/3–1/13/2012*[3]	31,800	31,798	.13
Google Inc. 0.05% *due 1/9/2012*[3]	25,000	25,000	.10
Other securities		444,938	1.83
Total short-term securities (cost: $2,563,132,000)		2,563,644	10.54
Total investment securities (cost: $19,151,739,000)		24,341,444	100.10
Other assets less liabilities		(25,451)	(.10)
Net assets		$24,315,993	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

Growth Fund

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the year ended December 31, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2011 (000)
lululemon athletica inc.[1]	4,000,000	3,700,000	300,000	7,400,000	$ —	$345,284
Incyte Corp.[1]	2,927,700	4,982,300	—	7,910,000	—	118,729
KGen Power Corp.[1,4,5]	3,166,128	—	—	3,166,128	—	25,171
Air Lease Corp., Class A[1,3,6]	4,183,448	—	1,000,000	3,183,448	—	—
Blue Nile, Inc.[6]	1,043,000	—	1,043,000	—	—	—
Capella Education Co.[6]	1,086,826	—	1,086,826	—	—	—
Lender Processing Services, Inc.[6]	5,785,000	—	4,573,185	1,211,815	1,909	—
					$1,909	$489,184

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1] Security did not produce income during the last 12 months.

[2] Represents an affiliated company as defined under the Investment Company Act of 1940.

[3] Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $880,688,000, which represented 3.62% of the net assets of the fund.

[4] Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Other securities," was $370,773,000, which represented 1.52% of the net assets of the fund. This amount includes $143,715,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[5] Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/19/2006 at a cost of $28,495,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in "Other securities," was $133,396,000, which represented .55% of the net assets of the fund. These securities were acquired from 12/21/2005 to 6/21/2011 at an aggregate cost of $162,324,000.

[6] Unaffiliated issuer at 12/31/2011.

Key to abbreviation

CAD = Canadian dollars

See Notes to Financial Statements

American Funds Insurance Series

Growth-Income Fund

Summary investment portfolio December 31, 2011

Largest individual equity securities	Percent of net assets		Percent of net assets
Microsoft	2.45%	Oracle	1.52%
Philip Morris International	2.31	CSX	1.50
Royal Dutch Shell	2.31	ConocoPhillips	1.42
Apple	2.20	Comcast	1.38
AT&T	1.89	Kraft Foods	1.33

Common stocks — 88.09%

	Shares	Value (000)	Percent of net assets
Information technology — 16.81%			
Microsoft Corp.	21,583,400	$ 560,305	2.45%
Apple Inc.[1]	1,245,000	504,225	2.20
Oracle Corp.	13,525,000	346,916	1.52
International Business Machines Corp.	1,470,000	270,304	1.18
Intel Corp.	10,611,900	257,339	1.12
Yahoo! Inc.[1]	13,774,400	222,181	.97
Hewlett-Packard Co.	8,000,000	206,080	.90
Cisco Systems, Inc.	9,600,000	173,568	.76
Texas Instruments Inc.	5,825,000	169,566	.74
Other securities		1,138,564	4.97
		3,849,048	16.81
Consumer discretionary — 13.88%			
Comcast Corp., Class A	12,305,507	291,764	1.38
Comcast Corp., Class A, special nonvoting shares	1,000,000	23,560	
Home Depot, Inc.	6,531,600	274,588	1.20
News Corp., Class A	14,500,200	258,684	1.13
Time Warner Inc.	6,756,667	244,186	1.07
Time Warner Cable Inc.	3,288,201	209,031	.91
DIRECTV, Class A[1]	4,761,200	203,589	.89
Mattel, Inc.	7,000,000	194,320	.85
Royal Caribbean Cruises Ltd.	6,155,000	152,459	.67
Kohl's Corp.	2,950,000	145,582	.63
Other securities		1,180,264	5.15
		3,178,027	13.88
Industrials — 13.06%			
CSX Corp.	16,332,669	343,966	1.50
United Technologies Corp.	3,818,400	279,087	1.22
Norfolk Southern Corp.	3,315,300	241,553	1.05
Union Pacific Corp.	2,172,374	230,141	1.00
Precision Castparts Corp.	1,160,000	191,156	.83
General Dynamics Corp.	2,707,000	179,772	.79
General Electric Co.	9,200,000	164,772	.72
United Parcel Service, Inc., Class B	2,150,000	157,358	.69
Other securities		1,204,153	5.26
		2,991,958	13.06

American Funds Insurance Series

Growth-Income Fund

Common stocks

	Shares	Value (000)	Percent of net assets
Energy — 9.45%			
Royal Dutch Shell PLC, Class A (ADR)	3,835,000	$ 280,300	
Royal Dutch Shell PLC, Class B (ADR)	1,652,391	125,598	2.31%
Royal Dutch Shell PLC, Class B	3,219,816	122,709	
ConocoPhillips	4,463,360	325,245	1.42
Schlumberger Ltd.	3,935,000	268,800	1.17
Chevron Corp.	2,278,200	242,400	1.06
EOG Resources, Inc.	1,803,000	177,614	.78
Apache Corp.	1,567,000	141,939	.62
Other securities		479,536	2.09
		2,164,141	9.45
Health care — 9.03%			
Abbott Laboratories	4,430,000	249,099	1.09
Merck & Co., Inc.	5,553,090	209,352	.91
Amgen Inc.	3,240,400	208,066	.91
Gilead Sciences, Inc.[1]	4,240,200	173,551	.76
Biogen Idec Inc.[1]	1,572,800	173,087	.75
Other securities		1,055,805	4.61
		2,068,960	9.03
Consumer staples — 7.80%			
Philip Morris International Inc.	6,754,500	530,093	2.31
Kraft Foods Inc., Class A	8,132,447	303,828	1.33
Coca-Cola Co.	2,667,700	186,659	.81
Other securities		766,792	3.35
		1,787,372	7.80
Financials — 5.07%			
State Street Corp.	4,221,000	170,149	.74
JPMorgan Chase & Co.	4,650,000	154,612	.67
Other securities		837,398	3.66
		1,162,159	5.07
Materials — 4.95%			
Dow Chemical Co.	10,192,674	293,141	1.28
Air Products and Chemicals, Inc.	2,160,000	184,010	.81
Celanese Corp., Series A	3,838,300	169,922	.74
Other securities		485,794	2.12
		1,132,867	4.95
Telecommunication services — 4.09%			
AT&T Inc.	14,350,000	433,944	1.89
Other securities		502,878	2.20
		936,822	4.09
Utilities — 1.58%			
Other securities		361,078	1.58
Miscellaneous — 2.37%			
Other common stocks in initial period of acquisition		541,921	2.37
Total common stocks (cost: $16,563,393,000)		20,174,353	88.09

American Funds Insurance Series

Growth-Income Fund

Preferred securities — 0.07% Percent

Value of net

(000) assets

Miscellaneous — 0.07%

Other preferred securities in initial period of acquisition $15,431 .07%

Total preferred securities (cost: $15,000,000) 15,431 ..07

Rights & warrants — 0.01%

Other — 0.01%

Other securities 1,548 .01

Total rights & warrants (cost: $9,859,000) 1,548 .01

Convertible securities — 0.30%

Other — 0.29%

Other securities 66,625 .29

Miscellaneous — 0.01%

Other convertible securities in initial period of acquisition 3,387 .01

Total convertible securities (cost: $78,393,000) 70,012 .30

Bonds, notes & other debt instruments — 0.26% Principal amount

(000)

Financials — 0.22%

JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)2 $29,049 31,032 .13

Other securities 20,280 .09

51,312 .22

Telecommunication services — 0.04%

Other securities 8,263 .04

Total bonds, notes & other debt instruments (cost: $58,327,000) 59,575 .26

Growth-Income Fund

Short-term securities — 11.65%

	Principal amount (000)	Value (000)	Percent of net assets
Fannie Mae 0.03%–0.23% *due 1/3–8/31/2012*	$717,393	$ 717,174	3.13%
Freddie Mac 0.06%–0.21% *due 1/12–8/20/2012*	705,014	704,866	3.08
Federal Home Loan Bank 0.02%–0.20% *due 2/15–12/20/2012*	500,687	500,551	2.18
Jupiter Securitization Co., LLC 0.18%–0.25% *due 2/8–4/20/2012*[3]	61,500	61,452	.58
Chariot Funding, LLC 0.14%–0.22% *due 1/5–2/27/2012*[3]	72,700	72,691	
Coca-Cola Co. 0.09%–0.15% *due 1/4–3/13/2012*[3]	102,400	102,389	.45
Other securities		509,815	2.23
Total short-term securities (cost: $2,668,788,000)		2,668,938	11.65
Total investment securities (cost: $19,393,760,000)		22,989,857	100.38
Other assets less liabilities		(86,834)	(.38)
Net assets		$22,903,023	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed. Such holdings include a security trading outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading. The value of such holdings was $35,892,000, which represented .16% of the net assets of the fund.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The value of all such securities represented less than .01% of the net assets of the fund.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1] Security did not produce income during the last 12 months.

[2] Coupon rate may change periodically.

[3] Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $648,113,000, which represented 2.83% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Asset Allocation Fund

Summary investment portfolio December 31, 2011

Largest individual equity securities	Percent of net assets		Percent of net assets
Merck	2.00%	Chevron	1.63%
Oracle	1.87	Home Depot	1.62
Comcast	1.76	Boeing	1.58
Kinder Morgan	1.71	Microsoft	1.52
Johnson & Johnson	1.70	ACE	1.46

Common stocks — 74.81%

	Shares	Value (000)	Percent of net assets
Information technology — 10.59%			
Oracle Corp.	8,130,000	$ 208,534	1.87%
Microsoft Corp.	6,500,000	168,740	1.52
Apple Inc.[1]	380,000	153,900	1.38
Google Inc., Class A[1]	180,000	116,262	1.05
Corning Inc.	8,200,000	106,436	.96
Texas Instruments Inc.	3,500,000	101,885	.92
ASML Holding NV (New York registered)	2,250,000	94,028	.85
International Business Machines Corp.	430,000	79,068	.71
Other securities		148,645	1.33
		1,177,498	10.59
Energy — 9.94%			
Kinder Morgan, Inc.	5,910,000	190,125	1.71
Chevron Corp.	1,700,000	180,880	1.63
Schlumberger Ltd.	1,730,000	118,176	1.06
Other securities		616,301	5.54
		1,105,482	9.94
Consumer discretionary — 9.93%			
Comcast Corp., Class A	8,250,000	195,607	1.76
Home Depot, Inc.	4,300,000	180,772	1.62
VF Corp.	900,000	114,291	1.03
McDonald's Corp.	1,060,000	106,350	.96
DIRECTV, Class A[1]	2,000,000	85,520	.77
SES SA, Class A (FDR)	3,000,000	72,006	.65
Other securities		350,077	3.14
		1,104,623	9.93
Financials — 9.40%			
ACE Ltd.	2,320,000	162,678	1.46
Goldman Sachs Group, Inc.	1,700,000	153,731	1.38
American Express Co.	2,600,000	122,642	1.10
T. Rowe Price Group, Inc.	1,700,000	96,815	.87
Moody's Corp.	2,400,000	80,832	.73
Other securities		429,067	3.86
		1,045,765	9.40

American Funds Insurance Series

Asset Allocation Fund

Common stocks

	Shares	Value (000)	Percent of net assets
Health care — 9.00%			
Merck & Co., Inc.	5,900,000	$ 222,430	2.00%
Johnson & Johnson	2,875,000	188,542	1.70
Baxter International Inc.	2,510,000	124,195	1.12
Cardinal Health, Inc.	2,901,424	117,827	1.06
Bristol-Myers Squibb Co.	2,500,000	88,100	.79
Gilead Sciences, Inc.[1]	2,125,000	86,976	.78
UnitedHealth Group Inc.	1,600,000	81,088	.73
Other securities		91,235	.82
		1,000,393	9.00
Industrials — 6.64%			
Boeing Co.	2,400,000	176,040	1.58
Parker Hannifin Corp.	1,000,000	76,250	.69
General Electric Co.	4,000,000	71,640	.64
Other securities		414,416	3.73
		738,346	6.64
Materials — 6.00%			
Dow Chemical Co.	5,500,000	158,180	1.42
FMC Corp.	1,250,000	107,550	.97
Rio Tinto PLC	1,681,753	81,618	.73
LyondellBasell Industries NV, Class A	2,500,000	81,225	.73
Nucor Corp.	1,900,000	75,183	.68
Other securities		163,951	1.47
		667,707	6.00
Consumer staples — 5.30%			
Philip Morris International Inc.	1,870,000	146,758	1.32
Unilever NV (New York registered)	2,930,000	100,704	.91
Nestlé SA (ADR)	1,250,000	72,137	.65
Other securities		269,396	2.42
		588,995	5.30
Telecommunication services — 2.22%			
American Tower Corp., Class A	2,600,000	156,026	1.40
AT&T Inc.	3,000,000	90,720	.82
		246,746	2.22
Utilities — 1.48%			
PG&E Corp.	1,910,000	78,730	.71
Other securities		85,677	.77
		164,407	1.48
Miscellaneous — 4.31%			
Other common stocks in initial period of acquisition		479,735	4.31
Total common stocks (cost: $7,085,799,000)		8,319,697	74.81

American Funds Insurance Series

Asset Allocation Fund

Rights & warrants — 0.00%

Consumer discretionary — 0.00%	Value (000)	Percent of net assets
Other securities	$ 616	.00%
Total rights & warrants (cost: $432,000)	616	.00

Convertible securities — 0.03%

Consumer discretionary — 0.03%	Value (000)	Percent of net assets
Other securities	3,138	.03
Total convertible securities (cost: $1,973,000)	3,138	.03

Bonds, notes & other debt instruments — 21.29%

	Principal amount (000)	Value (000)	Percent of net assets
Bonds & notes of U.S. government & government agencies — 7.38%			
U.S. Treasury:			
0.75% 2013	$ 72,875	73,517	
1.375% 2013	89,458	90,901	6.87
1.50% 2016	80,000	82,752	
1.125%–7.25% 2012–2041[2]	438,917	517,363	
Freddie Mac 1.75% 2015	20,000	20,691	.19
Fannie Mae 6.25% 2029	9,575	13,511	.12
Other securities		21,906	.20
		820,641	7.38
Mortgage-backed obligations[3] — 5.32%			
Fannie Mae 0%–7.50% 2012–2047	383,953	409,114	3.68
Freddie Mac 4.00%–6.925% 2018–2041	68,695	73,600	.66
Other securities		108,579	.98
		591,293	5.32
Financials — 1.50%			
Goldman Sachs Group, Inc. 3.625% 2016	5,000	4,837	.04
Other securities		162,267	1.46
		167,104	1.50
Health care — 1.50%			
Cardinal Health, Inc. 5.80% 2016	4,500	5,163	.05
Other securities		161,697	1.45
		166,860	1.50
Telecommunication services — 1.25%			
American Tower Corp. 4.625% 2015	3,595	3,751	.03
Other securities		134,808	1.22
		138,559	1.25

American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments Principal Percent

amount Value of net

(000)(000) assets

Consumer discretionary — 0.97%

Comcast Corp. 6.45%–6.95% 2037 $ 6,875 $ 8,656 .08%

Other securities 98,880 .89

107,536 .97

Other — 3.37%

Other securities 375,243 3.37

Total bonds, notes & other debt instruments (cost: $2,284,760,000) 2,367,236 21.29

Short-term securities — 3.90%

Fannie Mae 0.05%–0.12% due 5/30–8/1/2012 112,900 112,865 1.01

Freddie Mac 0.08%–0.11% due 4/3–8/20/2012 83,200 83,175 .75

U.S. Treasury Bill 0.19% due 1/12/2012 20,200 20,200 .18

Other securities 217,353 1.96

Total short-term securities (cost: $433,586,000) 433,593 3.90

Total investment securities (cost: $9,806,550,000) 11,124,280 100.03

Other assets less liabilities(3,642)(.03)

Net assets $11,120,638 100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $484,507,000, which represented 4.36% of the net assets of the fund) may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. Some of these securities (with an aggregate value of $5,378,000, an aggregate cost of $7,213,000 and representing .05% of the net assets of the fund) were acquired through private placement transactions from 4/30/2010 to 9/16/2011 that may subject them to legal or contractual restrictions on resale.

“Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $112,861,000, which represented 1.01% of the net assets of the fund. This amount includes $90,190,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Security did not produce income during the last 12 months.

2 Index-linked bond whose principal amount moves with a government price index.

3 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations

ADR = American Depositary Receipts FDR = Fiduciary Depositary Receipts

See Notes to Financial Statements

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Financial statements

Statements of assets & liabilities at December 31, 2011

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund
Assets:					
Investment securities, at value:					
Unaffiliated issuers	$229,066	$4,813,533	$3,164,183	$23,852,260	$8,560,026
Affiliated issuers	—	—	55,352	489,184	—
Cash denominated in currencies other than U.S. dollars	—	5,773	342	—	1,502
Cash	85	50	363	947	169
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Receivables for:					
Sales of investments	231	10,048	21,402	19,689	4,621
Sales of fund's shares	—	8,551	3,319	8,736	3,207
Closed forward currency contracts	—	—	—	—	—
Dividends and interest	402	4,737	4,884	15,499	18,028
	229,784	4,842,692	3,249,845	24,386,315	8,587,553
Liabilities:					
Unrealized depreciation on open forward currency contracts	—	—	100	—	37
Payables for:					
Purchases of investments	—	21,156	800	22,042	9,543
Repurchases of fund's shares	152	6,137	1,708	37,526	5,940
Investment advisory services	113	2,174	1,959	6,714	3,617
Distribution services	43	752	521	3,579	1,118
Trustees' deferred compensation	1	19	11	289	134
Other	3	57	58	172	156
	312	30,295	5,157	70,322	20,545
Net assets at December 31, 2011 (total: $102,006,288)	$229,472	$4,812,397	$3,244,688	$24,315,993	$8,567,008
Investment securities, at cost:					
Unaffiliated issuers	$218,935	$4,115,583	$3,091,011	$18,889,712	$8,090,818
Affiliated issuers	—	—	$86,665	$262,027	—
Cash denominated in currencies other than U.S. dollars, at cost	—	$5,773	$342	—	$1,502
Net assets consist of:					
Capital paid in on shares of beneficial interest	$242,938	$4,815,645	$3,568,329	$22,608,857	$ 9,346,063
Undistributed (distributions in excess of) net investment income	204	(9,228)	(4,530)	41,249	(28,097)
(Accumulated) undistributed net realized (loss) gain	(23,801)	(691,804)	(360,721)	(3,523,801)	(1,219,705)
Net unrealized appreciation (depreciation)	10,131	697,784	41,610	5,189,688	468,747
Net assets at December 31, 2011	$229,472	$4,812,397	$3,244,688	$24,315,993	$ 8,567,008
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:					
Class 1:					
Net assets (total: $37,983,085)	$27,252	$1,277,544	$794,777	$7,426,025	$3,313,875
Shares outstanding	2,402	65,862	45,981	142,612	217,807
Net asset value per share	$11.35	$19.40	$17.28	$52.07	$15.21
Class 2:					
Net assets (total: $63,525,378)	$202,220	$3,534,853	$2,449,911	$16,701,273	$5,209,661
Shares outstanding	17,897	183,293	143,811	323,184	343,533
Net asset value per share	$11.30	$19.29	$17.04	$51.68	$15.16
Class 3:					
Net assets (total: $497,825)	—	—	—	$188,695	$43,472
Shares outstanding	—	—	—	3,620	2,854
Net asset value per share	—	—	—	$52.13	$15.23

See end of Statements of Assets & Liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

(dollars and shares in thousands, except per-share amounts)

New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth-Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund
$2,172,227	$4,333,120	$1,984,669	$22,989,857	$233,040	$11,124,280	$105,353	$10,076,031	$2,267,459
—	—	6,236	—	—	—	—	—	—
—	—	216	—	5	—	992	—	—
112	83	86	64	70	671	88	490	146
36	—	—	—	—	—	75	1,851	5,817
393	—	1,105	54,161	—	—	318	211,442	19,138
1,652	995	62	6,881	106	6,809	509	7,574	2,796
—	—	—	—	—	—	—	—	—
6,046	7,147	10,526	35,952	683	40,872	552	71,215	26,212
2,180,466	4,341,345	2,002,900	23,086,915	233,904	11,172,632	107,887	10,368,603	2,321,568
—	—	—	—	—	—	1	463	910
1,015	—	—	127,884	—	41,095	8,027	1,019,734	61,065
1,727	7,020	1,479	47,446	143	6,745	—*	6,135	560
1,369	1,517	1,013	5,269	136	2,774	54	2,894	1,013
287	706	391	2,835	42	1,100	14	1,053	347
5	12	4	336	—*	83	—*	24	2
67	21	22	122	5	197	1	127	49
4,470	9,276	2,909	183,892	326	51,994	8,097	1,030,430	63,946
$2,175,996	$4,332,069	$1,999,991	$22,903,023	$233,578	$11,120,638	$ 99,790	$ 9,338,173	$2,257,622
$1,930,934	$3,824,542	$1,837,939	$19,393,760	$226,459	$9,806,550	$108,088	$9,766,047	$2,220,315
—	—	$15,878	—	—	—	—	—	—
—	—	$216	—	$5	—	$992	—	—
$2,009,289	$4,501,267	$2,441,879	$22,607,573	$238,841	$10,416,018	$102,732	$9,087,708	$2,171,203
(12,009)	15,329	1,589	75,243	(431)	54,622	(21)	41,435	14,995
(62,526)	(693,105)	(580,559)	(3,376,461)	(11,403)	(667,720)	(260)	(102,086)	20,440
241,242	508,578	137,082	3,596,668	6,571	1,317,718	(2,661)	311,116	50,984
$2,175,996	$4,332,069	$1,999,991	$22,903,023	$233,578	$11,120,638	$ 99,790	$9,338,173	$2,257,622
$825,589	$992,072	$161,248	$9,495,812	$34,461	$5,932,188	$28,237	$4,354,101	$618,485
42,010	110,272	17,519	285,412	2,571	366,839	3,019	396,113	51,731
$19.65	$9.00	$9.20	$33.27	$13.40	$16.17	$9.35	$10.99	$11.96
$1,350,407	$3,339,997	$1,838,743	$13,234,977	$199,117	$5,151,223	$71,553	$4,984,072	$1,639,137
69,247	374,084	200,181	400,201	14,890	320,747	7,654	458,351	137,648
$19.50	$8.93	$9.19	$33.07	$13.37	$16.06	$9.35	$10.87	$11.91
—	—	—	$172,234	—	$37,227	—	—	—
—	—	—	5,171	—	2,301	—	—	—
—	—	—	$33.30	—	$16.18	—	—	—

American Funds Insurance Series

Statements of assets & liabilities at December 31, 2011

(dollars and shares in thousands, except per-share amounts)

	High-Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Assets:				
Investment securities, at value:				
Unaffiliated issuers	$1,835,135	$100,756	$4,428,408	$620,911
Affiliated issuers	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—
Cash	915	143	161	65
Unrealized appreciation on open forward currency contracts	449	—	—	—
Receivables for:				
Sales of investments	623	515	146,796	—
Sales of fund's shares	1,360	301	2,254	1
Closed forward currency contracts	2	—	—	—
Dividends and interest	36,705	177	18,807	—
	1,875,189	101,892	4,596,426	620,977
Liabilities:				
Unrealized depreciation on open forward currency contracts	—	—	—	—
Payables for:				
Purchases of investments	528	25,305	782,134	—
Repurchases of fund's shares	1,336	1	2,076	3,813
Investment advisory services	732	26	1,058	172
Distribution services	228	5	426	118
Trustees' deferred compensation	34	—*	30	14
Other	578	—*	17	3
	3,436	25,337	785,741	4,120
Net assets at December 31, 2011 (total: $102,006,288)	$1,871,753	$ 76,555	$3,810,685	$616,857
Investment securities, at cost:				
Unaffiliated issuers	$1,873,535	$100,102	$4,295,024	$620,904
Affiliated issuers	—	—	—	—
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—
Net assets consist of:				
Capital paid in on shares of beneficial interest	$2,029,297	$75,611	$3,559,618	$616,864
Undistributed (distributions in excess of) net investment income	22,413	—*	9,324	(14)
(Accumulated) undistributed net realized (loss) gain	(141,974)	290	108,359	—
Net unrealized (depreciation) appreciation	(37,983)	654	133,384	7
Net assets at December 31, 2011	$1,871,753	$76,555	$3,810,685	$616,857
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:				
Class 1:				
Net assets (total: $37,983,085)	$787,124	$54,814	$1,784,518	$74,963
Shares outstanding	74,692	5,287	137,250	6,596
Net asset value per share	$10.54	$10.37	$13.00	$11.36
Class 2:				
Net assets (total: $63,525,378)	$1,064,140	$21,741	$2,002,350	$530,003
Shares outstanding	102,081	2,099	155,383	47,218
Net asset value per share	$10.42	$10.36	$12.89	$11.22
Class 3:				
Net assets (total: $497,825)	$20,489	—	$23,817	$11,891
Shares outstanding	1,940	—	1,830	1,052
Net asset value per share	$10.56	—	$13.01	$11.30

*Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

Statements of operations for the year ended December 31, 2011

(dollars in thousands)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund
Investment income:					
Income (net of non-U.S. taxes)[1,2]:					
Dividends	$ 2,786	$ 101,815	$ 38,376	$ 305,574	$ 247,119
Interest	174	490	2,153	2,457	1,863
	2,960	102,305	40,529	308,031	248,982
Fees and expenses[3]:					
Investment advisory services	1,458	27,891	26,096	86,558	47,532
Distribution services — Class 2	551	10,025	7,214	46,892	15,216
Distribution services — Class 3	—	—	—	393	98
Transfer agent services	—[4]	—[4]	—[4]	2	1
Reports to shareholders	3	295	199	1,719	520
Registration statement and prospectus	1	140	106	720	282
Trustees' compensation	2	40	29	209	76
Auditing and legal	13	50	53	152	68
Custodian	23	591	799	767	2,514
State and local taxes	3	58	42	299	107
Other	9	47	51	95	83
Total fees and expenses	2,063	39,137	34,589	137,806	66,497
Net investment income (loss)	897	63,168	5,940	170,225	182,485
Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts and currency:					
Net realized gain (loss) on:					
Investments[2]	2,296	170,508	119,951	1,311,554	68,956
Forward currency contracts	—	—	(107)	—	(1,393)
Currency transactions	46	(1,155)	(1,560)	(1,456)	536
	2,342	169,353	118,284	1,310,098	68,099
Net unrealized (depreciation) appreciation on:					
Investments	(21,563)	(691,503)	(872,131)	(2,508,220)	(1,609,598)
Forward currency contracts	—	—	(100)	—	(37)
Currency translations	(7)	(349)	(385)	(209)	(1,274)
	(21,570)	(691,852)	(872,616)	(2,508,429)	(1,610,909)
Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts and currency	(19,228)	(522,499)	(754,332)	(1,198,331)	(1,542,810)
Net (decrease) increase in net assets resulting from operations	$(18,331)	$(459,331)	$(748,392)	$(1,028,106)	$(1,360,325)

See end of Statements of Operations for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

Statements of operations for the year ended December 31, 2011

	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth-Income Fund	International Growth and Income Fund
Investment income:					
Income (net of non-U.S. taxes)[1,2]:					
Dividends	$ 42,203	$ 109,432	$ 71,664	$ 489,643	$ 8,460
Interest	15,247	396	3,846	5,948	489
	57,450	109,828	75,510	495,591	8,949
Fees and expenses[3]:					
Investment advisory services	17,530	18,180	12,848	64,952	1,594
Distribution services — Class 2	3,922	8,797	5,038	35,996	489
Distribution services — Class 3	—	—	—	348	—
Transfer agent services	—[4]	—[4]	—[4]	1	—[4]
Reports to shareholders	118	137	57	1,550	3
Registration statement and prospectus	78	99	46	658	10
Trustees' compensation	18	32	17	191	2
Auditing and legal	31	26	22	137	9
Custodian	850	31	200	298	59
State and local taxes	26	47	24	263	2
Other	64	6	30	55	12
Total fees and expenses	22,637	27,355	18,282	104,449	2,180
Net investment income (loss)	34,813	82,473	57,228	391,142	6,769
Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts and currency:					
Net realized gain (loss) on:					
Investments[2]	59,382	47,849	65,035	777,400	(11,287)
Forward currency contracts	107	—	—	—	—
Currency transactions	(147)	(1)	(574)	1,200	(129)
	59,342	47,848	64,461	778,600	(11,416)
Net unrealized (depreciation) appreciation on:					
Investments	(441,218)	(171,752)	(227,607)	(1,540,418)	(16,734)
Forward currency contracts	36	—	—	—	5
Currency translations	(139)	—	(70)	231	(20)
	(441,321)	(171,752)	(227,677)	(1,540,187)	(16,749)
Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts and currency	(381,979)	(123,904)	(163,216)	(761,587)	(28,165)
Net (decrease) increase in net assets resulting from operations	$(347,166)	$ (41,431)	$(105,988)	$ (370,445)	$(21,396)

[1] Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
[2] Additional information related to affiliated transactions is included in the Notes to Financial Statements.
[3] Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
[4] Amount less than one thousand.
[5] For the period May 2, 2011, commencement of operations, through December 31, 2011.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

Asset Allocation Fund	Global Balanced Fund[5]	Bond Fund	Global Bond Fund	High-Income Bond Fund	Mortgage Fund[5]	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
$ 169,656	$ 696	$ 72	$ 38	$ 1,053	$ —	$ —	$ —
115,132	368	328,427	75,234	158,333	129	81,017	677
284,788	1,064	328,499	75,272	159,386	129	81,017	677
32,917	279	36,584	11,290	9,026	121	12,281	1,966
13,749	58	12,590	4,070	2,819	16	4,938	1,310
75	—	—	—	39	—	43	23
1	—[4]	1	—[4]	—[4]	—[4]	—[4]	—[4]
685	—[4]	523	56	68	—[4]	117	20
285	—[4]	385	86	29	—[4]	128	6
82	—[4]	74	14	15	—[4]	27	5
64	—[4]	54	13	12	—[4]	22	5
123	6	177	354	11	—[4]	9	2
117	—	104	20	21	—	37	6
35	5	16	7	4	—[4]	5	1
48,133	348	50,508	15,910	12,044	137	17,607	3,344
236,655	716	277,991	59,362	147,342	(8)	63,410	(2,667)
444,532	(435)	232,962	25,162	57,429	1,055	116,429	—
—	66	(4,687)	13,784	21	—	—	—
715	(62)	(1,611)	(2,356)	(17)	—	—	—
445,247	(431)	226,664	36,590	57,433	1,055	116,429	—
(525,141)	(2,735)	109,277	(9,949)	(165,668)	654	101,161	(6)
—	74	2,246	3,693	592	—	—	—
(44)	—[4]	(357)	(1,226)	(31)	—	—	—
(525,185)	(2,661)	111,166	(7,482)	(165,107)	654	101,161	(6)
(79,938)	(3,092)	337,830	29,108	(107,674)	1,709	217,590	(6)
$ 156,717	$(2,376)	$615,821	$88,470	$ 39,668	$1,701	$281,000	$(2,673)

American Funds Insurance Series

Statements of changes in net assets

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund	
	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2010
Operations:						
Net investment income	$ 897	$ 1,450	$ 63,168	$ 68,397	$ 5,940	$ 17,002
Net realized gain (loss) on investments, forward currency contracts and currency transactions	2,342	5,186	169,353	107,092	118,284	196,320
Net unrealized (depreciation) appreciation on investments, forward currency contracts and currency translations	(21,570)	15,161	(691,852)	408,007	(872,616)	510,037
Net (decrease) increase in net assets resulting from operations	(18,331)	21,797	(459,331)	583,496	(748,392)	723,359
Dividends and distributions paid to shareholders:						
Dividends from net investment income:						
Class 1	(191)	(216)	(21,349)	(19,112)	(13,077)	(12,806)
Class 2	(882)	(1,057)	(51,249)	(59,393)	(38,284)	(48,449)
Class 3	—	—	—	—	—	—
Total dividends from net investment income	(1,073)	(1,273)	(72,598)	(78,505)	(51,361)	(61,255)
Distributions from net realized gain on investments:						
Short-term net realized gains:						
Class 1	—	—	—	—	—	—
Class 2	—	—	—	—	—	—
Class 3	—	—	—	—	—	—
Long-term net realized gains:						
Class 1	—	—	—	—	—	—
Class 2	—	—	—	—	—	—
Class 3	—	—	—	—	—	—
Total distributions from net realized gain on investments	—	—	—	—	—	—
Total dividends and distributions paid to shareholders	(1,073)	(1,273)	(72,598)	(78,505)	(51,361)	(61,255)
Capital share transactions:						
Class 1:						
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	4,509	2,700	292,157	168,608	260,759	178,618
Proceeds from reinvestment of dividends and distributions	191	216	21,349	19,112	13,077	12,806
Cost of shares repurchased	(5,708)	(5,109)	(126,381)	(111,278)	(112,847)	(107,308)
Net (decrease) increase from Class 1 transactions	(1,008)	(2,193)	187,125	76,442	160,989	84,116
Class 2:						
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	31,034	33,925	126,562	196,550	190,502	236,754
Proceeds from reinvestment of dividends and distributions	882	1,057	51,249	59,393	38,284	48,449
Cost of shares repurchased	(29,592)	(28,371)	(555,330)	(439,951)	(352,259)	(306,103)
Net increase (decrease) from Class 2 transactions	2,324	6,611	(377,519)	(184,008)	(123,473)	(20,900)
Class 3:						
Proceeds from shares sold	—	—	—	—	—	—
Proceeds from reinvestment of dividends and distributions	—	—	—	—	—	—
Cost of shares repurchased	—	—	—	—	—	—
Net (decrease) increase from Class 3 transactions	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	1,316	4,418	(190,394)	(107,566)	37,516	63,216
Total (decrease) increase in net assets	(18,088)	24,942	(722,323)	397,425	(762,237)	725,320
Net assets:						
Beginning of period	247,560	222,618	5,534,720	5,137,295	4,006,925	3,281,605
End of period	$229,472	$247,560	$4,812,397	$5,534,720	$3,244,688	$4,006,925
Undistributed (distributions in excess of) net investment income	$204	$186	$(9,228)	$1,357	$(4,530)	$(12,078)
Shares of beneficial interest:						
Class 1:						
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	360	236	13,872	8,513	13,074	9,226
Shares issued on reinvestment of dividends and distributions	17	18	1,111	925	656	673
Shares repurchased	(475)	(463)	(5,879)	(5,588)	(5,493)	(5,681)
Net (decrease) increase in shares outstanding	(98)	(209)	9,104	3,850	8,237	4,218
Class 2:						
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	2,518	2,989	6,147	10,150	9,954	12,618
Shares issued on reinvestment of dividends and distributions	78	88	2,670	2,903	1,881	2,625
Shares repurchased	(2,441)	(2,585)	(26,120)	(22,732)	(17,409)	(16,786)
Net increase (decrease) in shares outstanding	155	492	(17,303)	(9,679)	(5,574)	(1,543)
Class 3:						
Shares sold	—	—	—	—	—	—
Shares issued on reinvestment of dividends and distributions	—	—	—	—	—	—
Shares repurchased	—	—	—	—	—	—
Net decrease in shares outstanding	—	—	—	—	—	—

See end of Statements of Changes in Net Assets for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

(dollars and shares in thousands)

Growth Fund		International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund	
Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2010
$ 170,225	$ 210,636	$ 182,485	$ 142,919	$ 34,813	$ 33,410	$ 82,473	$ 73,478	$ 57,228	$ 48,658
1,310,098	17,254	68,099	(41,043)	59,342	40,631	47,848	95,436	64,461	(6,102)
(2,508,429)	4,271,767	(1,610,909)	588,042	(441,321)	284,290	(171,752)	306,280	(227,677)	196,773
(1,028,106)	4,499,657	(1,360,325)	689,918	(347,166)	358,331	(41,431)	475,194	(105,988)	239,329
(69,488)	(69,058)	(74,656)	(72,483)	(17,417)	(11,697)	(19,601)	(11,550)	(4,976)	(4,464)
(112,195)	(130,885)	(104,617)	(127,233)	(26,091)	(24,674)	(60,348)	(59,444)	(52,341)	(51,180)
(1,419)	(1,652)	(910)	(1,222)	—	—	—	—	—	—
(183,102)	(201,595)	(180,183)	(200,938)	(43,508)	(36,371)	(79,949)	(70,994)	(57,317)	(55,644)
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
(183,102)	(201,595)	(180,183)	(200,938)	(43,508)	(36,371)	(79,949)	(70,994)	(57,317)	(55,644)
—	—	—	—	—	—	—	—	—	—
1,455,614	995,029	733,782	729,575	282,080	246,626	457,400	238,286	24,368	13,258
69,488	69,058	74,656	72,483	17,417	11,697	19,601	11,550	4,976	4,464
(1,739,435)	(818,229)	(401,623)	(341,517)	(108,841)	(75,453)	(129,524)	(41,730)	(25,399)	(20,704)
(214,333)	245,858	406,815	460,541	190,656	182,870	347,477	208,106	3,945	(2,982)
—	—	—	—	—	—	—	—	—	—
377,625	580,610	261,585	440,589	77,973	150,855	87,090	181,120	75,640	142,223
112,195	130,885	104,617	127,233	26,091	24,674	60,348	59,444	52,341	51,180
(2,853,936)	(2,078,003)	(822,667)	(671,643)	(241,474)	(159,071)	(392,846)	(253,803)	(269,548)	(184,508)
(2,364,116)	(1,366,508)	(456,465)	(103,821)	(137,410)	16,458	(245,408)	(13,239)	(141,567)	8,895
3,187	1,539	600	581	—	—	—	—	—	—
1,419	1,652	910	1,222	—	—	—	—	—	—
(37,540)	(38,101)	(10,300)	(11,636)	—	—	—	—	—	—
(32,934)	(34,910)	(8,790)	(9,833)	—	—	—	—	—	—
(2,611,383)	(1,155,560)	(58,440)	346,887	53,246	199,328	102,069	194,867	(137,622)	5,913
(3,822,591)	3,142,502	(1,598,948)	835,867	(337,428)	521,288	(19,311)	599,067	(300,927)	189,598
28,138,584	24,996,082	10,165,956	9,330,089	2,513,424	1,992,136	4,351,380	3,752,313	2,300,918	2,111,320
$24,315,993	$28,138,584	$ 8,567,008	$10,165,956	$2,175,996	$2,513,424	$4,332,069	$4,351,380	$1,999,991	$2,300,918
$41,249	$55,582	$(28,097)	$(29,678)	$(12,009)	$(3,254)	$15,329	$12,808	$1,589	$2,066
—	—	—	—	—	—	—	—	—	—
26,314	20,478	42,357	43,513	12,763	11,486	49,552	27,726	2,466	1,425
1,339	1,317	4,942	4,232	874	529	2,244	1,277	547	471
(31,294)	(16,869)	(22,899)	(20,349)	(4,907)	(3,665)	(14,425)	(4,849)	(2,639)	(2,312)
(3,641)	4,926	24,400	27,396	8,730	8,350	37,371	24,154	374	(416)
—	—	—	—	—	—	—	—	—	—
6,924	12,106	15,757	26,435	3,627	7,157	9,574	21,403	7,766	15,511
2,158	2,527	6,932	7,486	1,308	1,135	6,956	6,645	5,765	5,411
(51,994)	(43,362)	(47,098)	(40,562)	(10,997)	(8,033)	(42,812)	(30,000)	(27,720)	(20,424)
(42,912)	(28,729)	(24,409)	(6,641)	(6,062)	259	(26,282)	(1,952)	(14,189)	498
58	31	33	35	—	—	—	—	—	—
27	32	60	72	—	—	—	—	—	—
(689)	(792)	(602)	(701)	—	—	—	—	—	—
(604)	(729)	(509)	(594)	—	—	—	—	—	—

American Funds Insurance Series

Statements of changes in net assets

	Growth-Income Fund		International Growth and Income Fund		Asset Allocation Fund	
	Year ended December 31, 2011	Year ended December 31, 2010	Year Ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2010
Operations:						
Net investment income (loss)	$ 391,142	$ 388,541	$ 6,769	$ 4,018	$ 236,655	$ 218,655
Net realized gain (loss) on investments, forward currency contracts and currency transactions	778,600	(964,931)	(11,416)	5,977	445,247	13,845
Net unrealized (depreciation) appreciation on investments, forward currency contracts and currency translations	(1,540,187)	3,325,354	(16,749)	5,143	(525,185)	992,916
Net (decrease) increase in net assets resulting from operations	(370,445)	2,748,964	(21,396)	15,138	156,717	1,225,416
Dividends and distributions paid to shareholders:						
Dividends from net investment income:						
Class 1	(177,601)	(147,491)	(1,102)	(670)	(126,587)	(105,937)
Class 2	(216,185)	(231,495)	(5,850)	(3,427)	(100,376)	(106,195)
Class 3	(2,942)	(3,023)	—	—	(755)	(837)
Total dividends from net investment income	(396,728)	(382,009)	(6,952)	(4,097)	(227,718)	(212,969)
Distributions from net realized gain on investments:						
Short-term net realized gains:						
Class 1	—	—	(56)	(269)	—	—
Class 2	—	—	(302)	(1,448)	—	—
Class 3	—	—	—	—	—	—
Long-term net realized gains:						
Class 1	—	—	(204)	(535)	—	—
Class 2	—	—	(1,104)	(2,988)	—	—
Class 3	—	—	—	—	—	—
Total distributions from net realized gain on investments	—	—	(1,666)	(5,240)	—	—
Total dividends and distributions paid to shareholders	(396,728)	(382,009)	(8,618)	(9,337)	(227,718)	(212,969)
Capital share transactions:						
Class 1:						
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	2,301,709	1,414,619	11,112	6,188	990,218	799,855
Proceeds from reinvestment of dividends and distributions	177,601	147,491	1,362	1,474	126,587	105,937
Cost of shares repurchased	(2,024,087)	(1,185,744)	(5,348)	(3,525)	(372,456)	(294,163)
Net increase (decrease) from Class 1 transactions	455,223	376,366	7,126	4,137	744,349	611,629
Class 2:						
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	225,436	434,546	47,484	74,639	161,946	169,301
Proceeds from reinvestment of dividends and distributions	216,185	231,495	7,256	7,863	100,376	106,195
Cost of shares repurchased	(3,443,264)	(1,713,835)	(10,317)	(7,129)	(776,979)	(659,114)
Net (decrease) increase from Class 2 transactions	(3,001,643)	(1,047,794)	44,423	75,373	(514,657)	(383,618)
Class 3:						
Proceeds from shares sold	611	407	—	—	1,486	1,694
Proceeds from reinvestment of dividends and distributions	2,942	3,023	—	—	755	837
Cost of shares repurchased	(33,765)	(38,822)	—	—	(8,524)	(6,363)
Net decrease from Class 3 transactions	(30,212)	(35,392)	—	—	(6,283)	(3,832)
Net (decrease) increase in net assets resulting from capital share transactions	(2,576,632)	(706,820)	51,549	79,510	223,409	224,179
Total (decrease) increase in net assets	(3,343,805)	1,660,135	21,535	85,311	152,408	1,236,626
Net assets:						
Beginning of period	26,246,828	24,586,693	212,043	126,732	10,968,230	9,731,604
End of period	$22,903,023	$26,246,828	$233,578	$212,043	$11,120,638	$10,968,230
Undistributed (distributions in excess of) net investment income	$75,243	$73,310	$(431)	$(235)	$54,622	$43,508
Shares of beneficial interest:						
Class 1:						
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	66,580	44,685	733	417	59,877	52,906
Shares issued on reinvestment of dividends and distributions	5,467	4,414	102	98	7,976	6,673
Shares repurchased	(58,504)	(36,772)	(372)	(252)	(22,565)	(19,549)
Net increase (decrease) in shares outstanding	13,543	12,327	463	263	45,288	40,030
Class 2:						
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	6,631	13,927	3,211	5,142	9,848	11,268
Shares issued on reinvestment of dividends and distributions	6,690	6,983	546	524	6,358	6,747
Shares repurchased	(99,771)	(54,413)	(691)	(501)	(47,378)	(44,133)
Net (decrease) increase in shares outstanding	(86,450)	(33,503)	3,066	5,165	(31,172)	(26,118)
Class 3:						
Shares sold	18	13	—	—	89	112
Shares issued on reinvestment of dividends and distributions	90	90	—	—	48	53
Shares repurchased	(985)	(1,230)	—	—	(518)	(420)
Net decrease in shares outstanding	(877)	(1,127)	—	—	(381)	(255)

See end of Statements of Changes in Net Assets for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

(dollars and shares in thousands)

Global Balanced Fund	Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Period ended December 31, 2011*	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2010	Period ended December 31, 2011*
$ 716	$ 277,991	$ 268,247	$ 59,362	$ 51,216	$ 147,342	$ 143,466	$ (8)
(431)	226,664	218,712	36,590	13,242	57,433	22,951	1,055
(2,661)	111,166	82,335	(7,482)	13,306	(165,107)	87,663	654
(2,376)	615,821	569,294	88,470	77,764	39,668	254,080	1,701
(180)	(144,664)	(146,872)	(17,761)	(9,092)	(62,902)	(55,554)	(62)
(386)	(149,774)	(153,261)	(45,443)	(42,020)	(83,842)	(82,568)	(8)
—	—	—	—	—	(1,593)	(1,669)	—
(566)	(294,438)	(300,133)	(63,204)	(51,112)	(148,337)	(139,791)	(70)
—	—	—	(196)	—	—	—	(493)
—	—	—	(676)	—	—	—	(194)
—	—	—	—	—	—	—	—
—	—	—	(2,360)	—	—	—	—
—	—	—	(8,107)	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	(11,339)	—	—	—	(687)
(566)	(294,438)	(300,133)	(74,543)	(51,112)	(148,337)	(139,791)	(757)
29,990	—	—	—	—	—	—	9,990
—	909,847	1,180,204	349,922	171,837	101,737	206,426	43,900
180	144,664	146,872	20,317	9,092	62,902	55,554	555
—	(1,637,395)	(453,635)	(74,136)	(20,645)	(100,355)	(171,268)	(453)
30,170	(582,884)	873,441	296,103	160,284	64,284	90,712	53,992
10	—	—	—	—	—	—	10
74,155	290,995	569,256	264,743	314,902	125,080	137,965	22,509
386	149,774	153,261	54,226	42,020	83,842	82,568	202
(1,989)	(683,249)	(433,110)	(193,151)	(86,900)	(224,964)	(211,243)	(1,102)
72,562	(242,480)	289,407	125,818	270,022	(16,042)	9,290	21,619
—	—	—	—	—	4,922	6,160	—
—	—	—	—	—	1,593	1,669	—
—	—	—	—	—	(8,071)	(9,925)	—
—	—	—	—	—	(1,556)	(2,096)	—
102,732	(825,364)	1,162,848	421,921	430,306	46,686	97,906	75,611
99,790	(503,981)	1,432,009	435,848	456,958	(61,983)	212,195	76,555
—	9,842,154	8,410,145	1,821,774	1,364,816	1,933,736	1,721,541	—
$ 99,790	$ 9,338,173	$9,842,154	$2,257,622	$1,821,774	$1,871,753	$1,933,736	$76,555
$(21)	$41,435	$48,000	$14,995	$8,271	$22,413	$22,697	—†
2,999	—	—	—	—	—	—	999
—	83,574	109,614	28,575	14,447	8,888	18,595	4,279
20	13,182	13,882	1,696	783	5,926	5,027	53
—	(147,575)	(41,890)	(6,021)	(1,747)	(8,824)	(15,457)	(44)
3,019	(50,819)	81,606	24,250	13,483	5,990	8,165	5,287
1	—	—	—	—	—	—	1
7,826	26,930	53,423	21,848	26,666	11,138	12,555	2,185
42	13,786	14,637	4,539	3,636	7,981	7,554	20
(215)	(63,002)	(40,594)	(15,857)	(7,466)	(20,022)	(19,369)	(107)
7,654	(22,286)	27,466	10,530	22,836	(903)	740	2,099
—	—	—	—	—	437	555	—
—	—	—	—	—	150	151	—
—	—	—	—	—	(708)	(901)	—
—	—	—	—	—	(121)	(195)	—

American Funds Insurance Series

Statements of changes in net assets

(dollars and shares in thousands)

	U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund	
	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2010
Operations:				
Net investment income (loss)	$ 63,410	$ 59,630	$ (2,667)	$ (2,570)
Net realized gain on investments, forward currency contracts and currency transactions	116,429	93,210	—	—
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	101,161	8,856	(6)	27
Net increase (decrease) in net assets resulting from operations	281,000	161,696	(2,673)	(2,543)
Dividends and distributions paid to shareholders:				
Dividends from net investment income:				
Class 1	(35,338)	(28,379)	—	—
Class 2	(35,137)	(34,314)	—	—
Class 3	(425)	(478)	—	—
Total dividends from net investment income	(70,900)	(63,171)	—	—
Distributions from net realized gain on investments:				
Short-term net realized gains:				
Class 1	(26,153)	(5,703)	—	—
Class 2	(29,522)	(8,206)	—	—
Class 3	(336)	(128)	—	—
Long-term net realized gains:				
Class 1	(15,498)	—	—	—
Class 2	(17,494)	—	—	—
Class 3	(200)	—	—	—
Total distributions from net realized gain on investments	(89,203)	(14,037)	—	—
Total dividends and distributions paid to shareholders	(160,103)	(77,208)	—	—
Capital share transactions:				
Class 1:				
Proceeds from initial capitalization	—	—	—	—
Proceeds from shares sold	396,185	550,594	39,488	43,975
Proceeds from reinvestment of dividends and distributions	76,989	34,082	—	—
Cost of shares repurchased	(238,468)	(124,527)	(47,462)	(65,413)
Net increase (decrease) from Class 1 transactions	234,706	460,149	(7,974)	(21,438)
Class 2:				
Proceeds from initial capitalization	—	—	—	—
Proceeds from shares sold	149,648	416,785	325,889	224,764
Proceeds from reinvestment of dividends and distributions	82,153	42,520	—	—
Cost of shares repurchased	(250,644)	(111,733)	(315,311)	(364,137)
Net (decrease) increase from Class 2 transactions	(18,843)	347,572	10,578	(139,373)
Class 3:				
Proceeds from shares sold	4,249	4,021	11,928	11,110
Proceeds from reinvestment of dividends and distributions	961	606	—	—
Cost of shares repurchased	(8,204)	(6,859)	(13,416)	(15,157)
Net decrease from Class 3 transactions	(2,994)	(2,232)	(1,488)	(4,047)
Net increase (decrease) in net assets resulting from capital share transactions	212,869	805,489	1,116	(164,858)
Total increase (decrease) in net assets	333,766	889,977	(1,557)	(167,401)
Net assets:				
Beginning of period	3,476,919	2,586,942	618,414	785,815
End of period	$3,810,685	$3,476,919	$ 616,857	$ 618,414
Undistributed (distributions in excess of) net investment income	$9,324	$9,697	$(14)	$(14)
Shares of beneficial interest:				
Class 1:				
Shares issued from initial capitalization	—	—	—	—
Shares sold	31,215	43,646	3,470	3,858
Shares issued on reinvestment of dividends and distributions	6,037	2,725	—	—
Shares repurchased	(18,490)	(9,893)	(4,170)	(5,740)
Net increase (decrease) in shares outstanding	18,762	36,478	(700)	(1,882)
Class 2:				
Shares issued from initial capitalization	—	—	—	—
Shares sold	11,792	33,195	28,960	19,889
Shares issued on reinvestment of dividends and distributions	6,506	3,427	—	—
Shares repurchased	(19,741)	(8,930)	(28,025)	(32,228)
Net (decrease) increase in shares outstanding	(1,443)	27,692	935	(12,339)
Class 3:				
Shares sold	330	318	1,053	978
Shares issued on reinvestment of dividends and distributions	75	48	—	—
Shares repurchased	(642)	(542)	(1,185)	(1,334)
Net decrease in shares outstanding	(237)	(176)	(132)	(356)

*For the period May 2, 2011, commencement of operations, through December 31, 2011.

†Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

Notes to financial statements

1. Organization

American Funds Insurance Series (the “Series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 18 different funds (the “funds”). In 2009, shareholders approved a proposal to reorganize the Series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2012; however, the Series reserves the right to delay the implementation.

The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives and the principal strategies the funds use to achieve these objectives are as follows:

Global Discovery Fund — Seeks long-term growth of capital by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

Global Growth Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

Global Small Capitalization Fund — Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

Growth Fund — Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.

International Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

New World Fund — Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund — Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

Growth-Income Fund — Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.

International Growth and Income Fund — Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.

Global Balanced Fund — Seeks long-term growth of capital, conservation of principal and current income by investing in equity and debt securities around the world.

Bond Fund — Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.

Global Bond Fund — Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.

High-Income Bond Fund — Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.

Mortgage Fund — Seeks to provide current income and preservation of capital by investing primarily in mortgage-related securities.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Each fund in the Series offers two or three share classes (Classes 1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Mortgage dollar rolls — The funds may enter into mortgage dollar roll transactions in which a fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — The funds may enter into loan transactions in which a fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

3. Valuation

The funds’ investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The funds generally determine the net asset values of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The funds use the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class Examples of standard inputs

All Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads

and other relationships observed in the markets among

comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows,

financial or collateral performance and other reference data

(collectively referred to as “standard inputs”)

Corporate bonds & notes; Standard inputs and underlying equity of the issuer convertible securities

Bonds & notes of governments Standard inputs and interest rate volatilities

& government agencies

Mortgage-backed; asset-backed Standard inputs and cash flows, prepayment information,

obligations default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal

information

Municipal securities Standard inputs and, for certain distressed securities,

cash flows or liquidation values using a net present value

calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The funds classify their assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2011, and reconcile the valuation of the funds’ Level 3 investment securities and related transactions, if any, during the year ended December 31, 2011 (dollars in thousands):

Global Discovery Fund

Level classification Level 1 Level 2 Level 3 Total

Investment securities:

Common stocks:

Information technology $ 44,575 $ 3,681* $ — $ 48,256

Consumer discretionary 27,533 — 5,551 33,084

Health care 28,634 — — 28,634

Financials 24,196 — — 24,196

Industrials 12,668 1,433* — 14,101

Utilities 11,805 — — 11,805

Telecommunication services 7,381 530* — 7,911

Materials 4,256 — — 4,256

Other 2,153 — — 2,153

Miscellaneous 9,708 — — 9,708

Convertible securities 277 91 — 368

Bonds, notes & other debt instruments — 15,368 — 15,368

Short-term securities — 29,226 — 29,226

Total $173,186 $50,329 $5,551 $229,066

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $5,644,000 of investment securities were classified as Level 2 instead of Level 1.

Beginning Ending

value Unrealized value at

Level 3 reconciliation at 1/1/2011 appreciation† 12/31/2011

Investment securities $2,500 $3,051 $5,551

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2011 (dollars in thousands)†: $3,051

†Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

Global Growth Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:				
Common stocks:				
Consumer discretionary	$ 749,464	$ 26,881*	$1,234	$ 777,579
Information technology	618,074	60,782*	—	678,856
Financials	608,617	9,171*	—	617,788
Health care	557,163	—	—	557,163
Consumer staples	546,403	—	—	546,403
Industrials	390,972	—	—	390,972
Energy	380,507	—	—	380,507
Materials	245,596	—	—	245,596
Telecommunication services	192,002	—	—	192,002
Utilities	55,819	—	—	55,819
Miscellaneous	53,741	—	—	53,741
Short-term securities	—	317,107	—	317,107
Total	$4,398,358	$413,941	$1,234	$4,813,533

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $96,834,000 of investment securities were classified as Level 2 instead of Level 1.

Level 3 reconciliation	Beginning value at 1/1/2011	Unrealized depreciation†	Ending value at 12/31/2011
Investment securities	$1,342	$(108)	$1,234

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2011 (dollars in thousands)†: $(108)

†Net unrealized depreciation is included in the related amounts on investments in the statement of operations.

Global Small Capitalization Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:				
Common stocks:				
Consumer discretionary	$ 476,304	$ 50,783[1]	$ 20	$ 527,107
Industrials	296,665	78,965[1]	—	375,630
Information technology	334,087	—	1,885	335,972
Health care	291,337	—	—	291,337
Materials	218,148	20,010[1]	4,115	242,273
Energy	220,103	—	—	220,103
Financials	148,680	8,706[1]	2,000	159,386
Utilities	95,992	—	—	95,992
Other	100,325	14,141[1]	—	114,466
Miscellaneous	153,612	1,123[1]	—	154,735
Preferred securities	2,817	—	—	2,817
Rights & warrants	484	482	5	971
Convertible securities	1,110	3,733	1,295	6,138
Bonds, notes & other debt instruments	—	134,100	—	134,100
Short-term securities	—	558,508	—	558,508
Total	$2,339,664	$870,551	$9,320	$3,219,535

[1] Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $171,720,000 of investment securities were classified as Level 2 instead of Level 1.

Forward currency contracts[2]:	Level 1	Level 2	Level 3	Total
Unrealized depreciation on open forward currency contracts	—	$(100)	—	$(100)

[2] Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Global Small Capitalization Fund (continued)

Level 3 reconciliation	Beginning value at 1/1/2011	Transfers into Level 3[3]	Purchases	Sales	Net realized gain[4]	Unrealized depreciation[4]	Transfers out of Level 3[3]	Ending value at 12/31/2011
Investment securities	$5,570	$20,218	$2,497	$(2)	$1	$(16,769)	$(2,195)	$9,320

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2011 (dollars in thousands)[4]: $(16,343)

[3] Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[4] Net realized gain and unrealized depreciation are included in the related amounts on investments in the statement of operations.

Growth Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:				
Common stocks:				
Consumer discretionary	$ 4,414,842	$ —	$ 88,816	$ 4,503,658
Information technology	3,546,784	68,793[1]	4,846	3,620,423
Energy	3,017,050	—	58,530	3,075,580
Financials	2,927,228	—	25,529	2,952,757
Health care	2,194,964	—	24,166	2,219,130
Industrials	1,994,382	—	—	1,994,382
Materials	1,924,964	—	—	1,924,964
Consumer staples	894,027	74,922[1]	—	968,949
Telecommunication services	342,271	—	—	342,271
Utilities	14,868	—	25,171	40,039
Miscellaneous	135,647	—	—	135,647
Short-term securities	—	2,563,644	—	2,563,644
Total	$21,407,027	$2,707,359	$227,058	$24,341,444

[1] Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $143,715,000 of investment securities were classified as Level 2 instead of Level 1.

Level 3 reconciliation	Beginning value at 1/1/2011	Transfers into Level 3[2]	Purchases	Sales	Net realized loss[3]	Unrealized appreciation[3]	Transfers out of Level 3[2]	Ending value at 12/31/2011
Investment securities	$192,347	$20,612	$78,324	$(24,330)	$(332)	$44,106	$(83,669)	$227,058

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2011 (dollars in thousands)[3]: $43,774

[2] Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3] Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

International Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:				
Common stocks:				
Financials	$1,146,508	$ 85,273[1]	$ —	$1,231,781
Health care	1,030,479	—	—	1,030,479
Industrials	917,424	45,569[1]	—	962,993
Consumer discretionary	789,564	142,524[1]	6,284	938,372
Information technology	660,152	256,168[1]	—	916,320
Consumer staples	771,542	14,207	—	785,749
Telecommunication services	566,945	40,130[1]	—	607,075
Materials	502,758	22,654[1]	—	525,412
Energy	451,321	—	—	451,321
Utilities	235,679	—	—	235,679
Miscellaneous	56,590	836[1]	—	57,426
Bonds, notes & other debt instruments	—	13,621	—	13,621
Short-term securities	—	803,798	—	803,798
Total	$7,128,962	$1,424,780	$6,284	$8,560,026

[1] Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $593,154,000 of investment securities were classified as Level 2 instead of Level 1.

American Funds Insurance Series

Forward currency contracts[2]:	Level 1	Level 2	Level 3	Total
Unrealized depreciation on open forward currency contracts	—	$(37)	—	$(37)

[2] Forward currency contracts are not included in the investment portfolio.

Level 3 reconciliation	Beginning value at 1/1/2011	Unrealized depreciation[3]	Ending value at 12/31/2011
Investment securities	$6,835	$(551)	$6,284

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2011 (dollars in thousands)[3]: $(551)

[3] Net unrealized depreciation is included in the related amounts on investments in the statement of operations.

New World Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:				
Common stocks:				
Consumer staples	$ 349,865	$ —	—	$ 349,865
Consumer discretionary	228,270	4,586*	—	232,856
Health care	193,816	16,442*	—	210,258
Financials	161,711	14,232*	—	175,943
Energy	143,027	—	—	143,027
Information technology	99,854	43,002*	—	142,856
Materials	122,757	6,619*	—	129,376
Industrials	119,666	—	—	119,666
Telecommunication services	100,130	—	—	100,130
Utilities	35,494	—	—	35,494
Miscellaneous	58,141	—	—	58,141
Bonds, notes & other debt instruments:				
Bonds & notes of governments outside the U.S.	—	179,812	—	179,812
Other	—	34,571	—	34,571
Short-term securities	—	260,232	—	260,232
Total	$1,612,731	$559,496	—	$2,172,227

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $81,099,000 of investment securities were classified as Level 2 instead of Level 1.

Forward currency contracts[†]:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	—	$36	—	$36

[†] Forward currency contracts are not included in the investment portfolio.

Blue Chip Income and Growth Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:				
Common stocks:				
Information technology	$ 822,214	$ —	—	$ 822,214
Industrials	586,501	—	—	586,501
Consumer staples	528,643	—	—	528,643
Energy	444,243	—	—	444,243
Health care	389,292	—	—	389,292
Consumer discretionary	374,143	—	—	374,143
Financials	347,359	—	—	347,359
Telecommunication services	222,095	—	—	222,095
Materials	133,778	—	—	133,778
Utilities	82,371	—	—	82,371
Miscellaneous	67,812	—	—	67,812
Convertible securities	38,531	—	—	38,531
Short-term securities	—	296,138	—	296,138
Total	$4,036,982	$296,138	—	$4,333,120

American Funds Insurance Series

Global Growth and Income Fund

Level classification Level 1 Level 2 Level 3 Total

Investment securities:

Common stocks:

Financials $ 271,798 $ — $1,050 $ 272,848

Consumer discretionary 263,987 — — 263,987

Industrials 210,015 — — 210,015

Consumer staples 203,521 — — 203,521

Materials 202,380 — — 202,380

Telecommunication services 202,236 — — 202,236

Information technology 157,281 13,022* — 170,303

Health care 137,410 — — 137,410

Energy 130,492 — — 130,492

Utilities 57,557 — — 57,557

Miscellaneous 14,761 — — 14,761

Convertible securities — 9,998 680 10,678

Bonds, notes & other debt instruments — 26,573 — 26,573

Short-term securities — 88,144 — 88,144

Total $1,851,438 $137,737 $1,730 $1,990,905

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $13,022,000 of investment securities were classified as Level 2 instead of Level 1.

Beginning Ending

value Unrealized value at

Level 3 reconciliation at 1/1/2011 depreciation† 12/31/2011

Investment securities $2,789 $(1,059) $1,730

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2011 (dollars in thousands)†: $(1,059)

†Net unrealized depreciation is included in the related amounts on investments in the statement of operations.

Growth-Income Fund

Level classification Level 1 Level 2 Level 3 Total

Investment securities:

Common stocks:

Information technology $ 3,849,048 $ — — $ 3,849,048

Consumer discretionary 3,178,027 — — 3,178,027

Industrials 2,991,958 — — 2,991,958

Energy 2,164,141 — — 2,164,141

Health care 2,068,960 — — 2,068,960

Consumer staples 1,787,372 — — 1,787,372

Financials 1,162,159 — — 1,162,159

Materials 1,132,867 — — 1,132,867

Telecommunication services 936,822 — — 936,822

Utilities 361,078 — — 361,078

Miscellaneous 506,029 35,892* — 541,921

Preferred securities — 15,431 — 15,431

Rights & warrants 1,548 — — 1,548

Convertible securities 48,074 21,938 — 70,012

Bonds, notes & other debt instruments — 59,575 — 59,575

Short-term securities — 2,668,938 — 2,668,938

Total $20,188,083 $2,801,774 — $22,989,857

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $35,892,000 of investment securities were classified as Level 2 instead of Level 1.

International Growth and Income Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:				
Common stocks:				
Consumer staples	$ 36,645	$ —	—	$ 36,645
Consumer discretionary	25,218	511*	—	25,729
Utilities	22,110	—	—	22,110
Telecommunication services	20,863	483*	—	21,346
Industrials	19,741	—	—	19,741
Financials	19,293	—	—	19,293
Health care	14,794	—	—	14,794
Information technology	13,300	1,012*	—	14,312
Energy	13,719	—	—	13,719
Materials	12,681	283*	—	12,964
Bonds, notes & other debt instruments	—	12,191	—	12,191
Short-term securities	—	20,196	—	20,196
Total	$198,364	$34,676	—	$233,040

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $2,289,000 of investment securities were classified as Level 2 instead of Level 1.

Asset Allocation Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:				
Common stocks:				
Information technology	$1,177,498	$ —	$ —	$ 1,177,498
Energy	1,105,482	—	—	1,105,482
Consumer discretionary	1,100,372	4,251	—	1,104,623
Financials	1,045,765	—	—	1,045,765
Health care	1,000,393	—	—	1,000,393
Industrials	738,343	—	3	738,346
Materials	667,707	—	—	667,707
Consumer staples	588,995	—	—	588,995
Telecommunication services	246,746	—	—	246,746
Utilities	164,407	—	—	164,407
Miscellaneous	389,545	90,190[1]	—	479,735
Rights & warrants	—	611	5	616
Convertible securities	—	3,138	—	3,138
Bonds, notes & other debt instruments:				
Bonds & notes of U.S. government & government agencies	—	820,641	—	820,641
Mortgage-backed obligations	—	589,914	1,379	591,293
Corporate bonds & notes	—	566,775	13,284	580,059
Other	—	375,243	—	375,243
Short-term securities	—	433,593	—	433,593
Total	$8,225,253	$2,884,356	$14,671	$11,124,280

[1] Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $90,190,000 of investment securities were classified as Level 2 instead of Level 1.

Level 3 reconciliation	Beginning value at 1/1/2011	Transfers into Level 3[2]	Purchases	Sales	Net realized loss[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 12/31/2011
Investment securities	$7,162	$614	$16,458	$(8,023)	$(537)	$(957)	$(46)	$14,671

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2011 (dollars in thousands)[3]: $(2,005)

[2] Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3] Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.

American Funds Insurance Series

Global Balanced Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:				
Common stocks:				
Industrials	$ 8,701	$ —	—	$ 8,701
Energy	6,344	—	—	6,344
Health care	6,222	—	—	6,222
Consumer staples	6,176	—	—	6,176
Information technology	5,639	423*	—	6,062
Consumer discretionary	5,075	61*	—	5,136
Materials	3,717	259	—	3,976
Telecommunication services	3,620	118*	—	3,738
Financials	3,555	—	—	3,555
Utilities	1,430	—	—	1,430
Miscellaneous	3,802	—	—	3,802
Bonds, notes & other debt instruments:				
Bonds & notes of governments & government agencies outside the U.S.	—	16,922	—	16,922
Bonds & notes of U.S. government	—	6,240	—	6,240
Corporate bonds & notes	—	5,535	—	5,535
Mortgage-backed obligations	—	4,267	—	4,267
Short-term securities	—	17,247	—	17,247
Total	$54,281	$51,072	—	$105,353

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $602,000 of investment securities were classified as Level 2 instead of Level 1.

Forward currency contracts†:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	—	$75	—	$75
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)
Total	—	$74	—	$74

†Forward currency contracts are not included in the investment portfolio.

Bond Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:				
Bonds, notes & other debt instruments:				
Mortgage-backed obligations	$ —	$ 3,195,103	$1,809	$ 3,196,912
Bonds & notes of U.S. government & government agencies	—	2,523,004	—	2,523,004
Corporate bonds & notes	—	743,364	—	743,364
Other	—	2,402,342	3,042	2,405,384
Preferred securities	1,000	—	—	1,000
Common stocks	2	—	566	568
Rights & warrants	—	94	—	94
Short-term securities	—	1,205,705	—	1,205,705
Total	$1,002	$10,069,612	$5,417	$10,076,031

Forward currency contracts[1]:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	—	$1,851	—	$1,851
Unrealized depreciation on open forward currency contracts	—	(463)	—	(463)
Total	—	$1,388	—	$1,388

[1] Forward currency contracts are not included in the investment portfolio.

Level 3 reconciliation	Beginning value at 1/1/2011	Transfers into Level 3[2]	Purchases	Sales	Net realized loss[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 12/31/2011
Investment securities	$2,934	$1,781	$3,050	$(1,830)	$(30)	$(402)	$(86)	$5,417

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2011 (dollars in thousands)[3]: $(321)

[2] Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3] Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.

American Funds Insurance Series

Global Bond Fund

Level classification Level 1 Level 2 Level 3 Total

Investment securities:

Bonds, notes & other debt instruments:

Euros $ — $ 387,130 $ — $ 387,130

Japanese yen — 318,377 — 318,377

South Korean won — 80,047 — 80,047

British pounds — 75,872 — 75,872

Mexican pesos — 71,110 — 71,110

Malaysian ringgits — 67,932 — 67,932

Polish zloty — 44,999 — 44,999

Canadian dollars — 40,152 — 40,152

Swedish kronor — 33,776 — 33,776

U.S. dollars — 895,118 1,286 896,404

Other currencies — 122,343 — 122,343

Preferred securities 513 — — 513

Common stocks — 143 — 143

Rights & warrants — 5 — 5

Short-term securities — 128,656 — 128,656

Total $513 $2,265,660 $1,286 $2,267,459

Forward currency contracts1: Level 1 Level 2 Level 3 Total

Unrealized appreciation on open forward currency contracts — $5,817 — $5,817

Unrealized depreciation on open forward currency contracts —(910) —(910)

Total — $4,907 — $4,907

1 Forward currency contracts are not included in the investment portfolio.

Beginning Transfers Ending

value Unrealized out of value at

Level 3 reconciliation at 1/1/2011 Purchases depreciation2 Level 33 12/31/2011

Investment securities $872 $437 $(22) $(1) $1,286

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2011 (dollars in thousands)2: $(22)

2 Net unrealized depreciation is included in the related amounts on investments in the statement of operations.

3 Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

High-Income Bond Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:				
Bonds, notes & other debt instruments:				
Corporate bonds & notes	$ —	$1,669,364	$24,217	$1,693,581
Other	—	9,369	—	9,369
Convertible securities	—	8,466	—	8,466
Preferred securities	2,595	7,433	—	10,028
Common stocks	6,017	2,144	1,015	9,176
Rights & warrants	—	272	8	280
Short-term securities	—	104,235	—	104,235
Total	$8,612	$1,801,283	$25,240	$1,835,135

Forward currency contracts[1]:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	—	$449	—	$449

[1] Forward currency contracts are not included in the investment portfolio.

Level 3 reconciliation	Beginning value at 1/1/2011	Transfers into Level 3[2]	Purchases	Sales	Net realized gain[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 12/31/2011
Investment securities	$15,440	$55	$28,754	$(14,800)	$14	$(4,121)	$(102)	$25,240

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2011 (dollars in thousands)[3]: $(4,148)

[2] Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3] Net realized gain and unrealized depreciation are included in the related amounts on investments in the statement of operations.

Mortgage Fund

At December 31, 2011, all of the fund's investment securities were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:				
Bonds, notes & other debt instruments:				
Mortgage-backed obligations	—	$2,124,340	—	$2,124,340
U.S. Treasury bonds & notes	—	944,681	—	944,681
Federal agency bonds & notes	—	520,332	—	520,332
Other	—	8,441	—	8,441
Short-term securities	—	830,614	—	830,614
Total	—	$4,428,408	—	$4,428,408

Level 3 reconciliation	Beginning value at 1/1/2011	Transfers into Level 3*	Sales	Transfers out of Level 3*	Ending value at 12/31/2011
Investment securities	$—	$736	$(38)	$(698)	$—

*Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Cash Management Fund

At December 31, 2011, all of the fund's investment securities were classified as Level 2.

American Funds Insurance Series

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the funds.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the funds may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the funds invest.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging and developing countries.

Investing in emerging and developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the funds having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in debt securities rated Ba1 and BB+ or below by Nationally Recognized Statistical Rating Organizations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by the funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the funds’ securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the funds may have to reinvest the prepaid principal in lower yielding securities, thus reducing the funds’ income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the funds to invest the principal in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The funds may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

Investing in money market securities — The value and liquidity of the securities held by the funds may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Concentration — The funds may be subject to additional risks because they invest in a more limited group of sectors and industries than the broad market.

Asset allocation — The funds’ percentage allocation to equity securities, debt securities and money market instruments could cause the funds to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Non-diversification — As non-diversified funds, the funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2011, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2008. Global Balanced Fund and

Mortgage Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011, the year the funds commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2007. International Growth and Income Fund is not subject to examination by state tax authorities for tax years before 2008, the year the fund commenced operations. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, International Fund and New World Fund for tax years before 2004; Growth Fund for tax years before 2005; Global Growth and Income Fund for tax years before 2007; Growth-Income Fund for tax years before 2010; and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to taxes in those countries. The funds record a liability based on unrealized gains to provide for potential taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and currency gains and distributions from short-term net realized gains, shown on the accompanying financial statements, are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

As indicated in the tables on the following pages, 14 funds had capital loss carryforwards available at December 31, 2011. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. Those funds will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Additional tax basis disclosures are as follows:

(dollars in thousands)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
As of December 31, 2011:						
Undistributed ordinary income	$ 208	$ 1,232	$ 42,063	$ 68,072	$ 5,374	$ 1,711
Late year ordinary loss deferral*	—	(3,861)	—	—	—	(1,998)
Post-October capital loss deferral*	(1,184)	(4,035)	—	—	(55,455)	(3,217)
Capital loss carryforward:						
Expiring 2017	(22,556)	(687,769)	(354,503)	(3,345,036)	(1,057,173)	(59,199)
Expiring 2018	—	—	—	(12,099)	(84,504)	—
	$(22,556)	$(687,769)	$(354,503)	$(3,357,135)	$(1,141,677)	$(59,199)
Capital loss carryforwards utilized	$3,331	$174,154	$66,050	$1,284,058	$128,604	$62,727
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) accumulated net realized loss	$194	$(1,155)	$52,969	$(1,456)	$(721)	$(60)
Gross unrealized appreciation on investment securities	$ 33,510	$ 979,377	$ 539,586	$ 6,605,678	$1,306,025	$ 415,568
Gross unrealized depreciation on investment securities	(23,440)	(288,008)	(550,626)	(1,609,173)	(893,072)	(186,056)
Net unrealized appreciation (depreciation) on investment securities	$ 10,070	$ 691,369	$ (11,040)	$ 4,996,505	$ 412,953	$ 229,512
Cost of investment securities	$218,996	$4,122,164	$3,230,575	$19,344,939	$8,147,073	$1,942,715

See end of table for footnotes.

(dollars in thousands)

	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth-Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund†
As of December 31, 2011:						
Undistributed ordinary income	$ 15,341	$ 11,232	$ 75,795	$ —	$ 55,302	$ 57
Late year ordinary loss deferral*	—	—	—	(179)	(44)	—
Post-October capital loss deferral*	(120,720)	(4,662)	—	—	(3,783)	—
Capital loss carryforward:						
No expiration	—	—	—	(11,126)	—	(111)
Expiring 2016	(65,884)	(53,624)	—	—	—	—
Expiring 2017	(495,895)	(526,741)	(2,342,484)	—	(603,608)	—
Expiring 2018	—	(297)	(1,026,621)	—	(36,541)	—
	$(561,779)	$(580,662)	$(3,369,105)	$(11,126)	$(640,149)	$(111)
Capital loss carryforwards utilized	$168,571	$62,927	$772,097	—	$446,255	—
Reclassification (from) to undistributed/distributions in excess of net investment income (to) from accumulated net realized loss	$(3)	$(388)	$7,519	$(13)	$2,177	$(171)
Reclassification to accumulated net realized loss from capital paid in on shares of beneficial interest	—	—	—	18	—	—
Gross unrealized appreciation on investment securities	$ 740,761	$ 319,472	$ 4,833,504	$ 20,181	$1,682,398	$ 2,190
Gross unrealized depreciation on investment securities	(242,789)	(187,257)	(1,245,361)	(14,129)	(388,827)	(5,078)
Net unrealized appreciation (depreciation) on investment securities	$ 497,972	$ 132,215	$ 3,588,143	$ 6,052	$1,293,571	$(2,888)
Cost of investment securities	$3,835,148	$1,858,690	$19,401,714	$226,988	$9,830,709	$108,241

See end of table for footnotes.

American Funds Insurance Series

(dollars in thousands)

	Bond Fund	Global Bond Fund	High-Income Bond Fund	Mortgage Fund[†]	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
As of December 31, 2011:						
Undistributed ordinary income	$ 44,261	$30,369	$ 26,343	$290	$59,464	—
Undistributed long-term capital gain	—	11,244	—	—	59,913	—
Post-October capital loss deferral*	—	—	(412)	—	—	—
Capital loss carryforward:						
Expiring 2016	—	—	(26,506)	—	—	—
Expiring 2017	(96,778)	—	(113,685)	—	—	—
	$(96,778)	—	$(140,191)	—	—	—
Capital loss carryforwards utilized	$216,640	—	$56,302	—	—	—
Reclassification to undistributed net investment income from accumulated net realized loss/undistributed net realized gain	$9,882	$10,566	$711	$78	$7,117	$—
Reclassification to accumulated net investment loss from capital paid in on shares of beneficial interest	—	—	—	—	—	2,667
Gross unrealized appreciation on investment securities	$381,026	$ 93,490	$ 64,396	$660	$132,072	$13
Gross unrealized depreciation on investment securities	(78,229)	(47,658)	(108,277)	(6)	(353)	(6)
Net unrealized appreciation (depreciation) on investment securities	$302,797	$ 45,832	$ (43,881)	$654	$131,719	$ 7
Cost of investment securities	$9,773,234	$2,221,627	$1,879,016	$100,102	$4,296,689	$620,904

* This deferral is considered incurred in the subsequent year.

[†] For the period May 2, 2011, commencement of operations, through December 31, 2011.

6. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the Series' investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the distributor of the Series' shares, and American Funds Service Company® ("AFS"), the Series' transfer agent.

Investment advisory services — The aggregate fee of $409,103,000 for management services was incurred by the Series pursuant to an agreement with CRMC. The Investment Advisory and Service Agreement provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

American Funds Insurance Series

The range of rates and asset levels and the current annualized rates of average net assets for each fund are as follows:

Rates Net asset level (in billions) For the year

ended

Fund Beginning with Ending with Up to In excess of December 31, 2011

Global Discovery Fund .580% .440% $ .5 $ 1.0 .58%

Global Growth Fund .690 .460 .6 5.0 .53

Global Small Capitalization Fund .800 .635 .6 5.0 .70

Growth Fund .500 .280 .6 34.0 .32

International Fund .690 .430 .5 21.0 .49

New World Fund .850 .620 .5 2.5 .73

Blue Chip Income and Growth Fund .500 .370 .6 4.0 .41

Global Growth and Income Fund .690 .480 .6 3.0 .59

Growth-Income Fund .500 .219 .6 34.0 .27

International Growth and Income Fund .690 .530 .5 1.0 .69

Asset Allocation Fund .500 .250 .6 8.0 .30

Global Balanced Fund .660 .510 .5 1.0 .66*

Bond Fund .480 .330 .6 8.0 .36

Global Bond Fund .570 .500 1.0 1.0 .53

High-Income Bond Fund .500 .420 .6 2.0 .46

Mortgage Fund .420 .290 .6 3.0 .42*

U.S. Government/AAA-Rated Securities Fund .420 .290 .6 3.0 .33

Cash Management Fund .320 .270 1.0 2.0 .32

*Annualized rates based on activity during the period May 2, 2011, commencement of operations, through December 31, 2011.

Distribution services — The Series has plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the Series. During the year ended December 31, 2011, distribution expenses under the plans for the Series aggregated $173,690,000 for Class 2 and $1,019,000 for Class 3. Class 1 shares have not adopted a plan of distribution.

Transfer agent services — The aggregate fee of $6,000 was incurred during the year ended December 31, 2011, pursuant to an agreement with AFS. Under this agreement, the Series compensates AFS for transfer agent services, including recordkeeping, shareholder communications and transaction processing.

Administrative services — On November 30, 2011, the board of trustees approved an administrative services agreement with CRMC effective January 1, 2012. Under this agreement, each share class will pay 0.01% based on its respective average daily net assets to compensate CRMC for administrative services that include, but are not limited to, coordinating, monitoring, assisting and overseeing third-parties that provide services to fund shareholders. The agreement provides for monthly fees accrued daily.

Trustees' deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees' compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

	(dollars in thousands)	
Fund	Current fees	Increase in value of deferred amounts
Global Discovery Fund	$ 2	$—*
Global Growth Fund	40	—*
Global Small Capitalization Fund	29	—*
Growth Fund	203	6
International Fund	73	3
New World Fund	18	—*
Blue Chip Income and Growth Fund	32	—*
Global Growth and Income Fund	17	—*
Growth-Income Fund	184	7
International Growth and Income Fund	2	—*
Asset Allocation Fund	80	2
Global Balanced Fund	—*	—*
Bond Fund	74	—*
Global Bond Fund	14	—*
High-Income Bond Fund	14	1
Mortgage Fund	—*	—
U.S. Government/AAA-Rated Securities Fund	26	1
Cash Management Fund	5	—*

*Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the Series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the Series.

7. Investment transactions and other disclosures

The following tables present additional information for the year ended December 31, 2011:

(dollars in thousands)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Purchases of investment securities[1]	$ 86,012	$1,399,341	$1,344,449	$4,861,915	$2,204,471	$520,073
Sales of investment securities[1]	107,128	1,659,013	1,574,279	8,507,965	2,750,125	477,054
Non-U.S. taxes paid on dividend income	193	8,045	2,072	9,407	26,908	3,271
Non-U.S. taxes paid on interest income	—	—	1	—	1	85
Non-U.S. taxes paid (refunded) on realized gains	—	—[2]	38	—	(136)	150
Non-U.S. taxes provided on unrealized gains as of December 31, 2011	—	—	—	13	—	—
Dividends from affiliated issuers	—	—	526	1,909	—	—
Net realized loss from affiliated issuers	—	—	(17,999)	(147,129)	—	—

See end of table for footnotes.

American Funds Insurance Series

(dollars in thousands)

	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth-Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund[3]
Purchases of investment securities[1]	$1,159,063	$522,173	$5,056,812	$149,571	$4,071,316	$102,519
Sales of investment securities[1]	1,107,425	649,673	8,124,709	103,530	4,053,590	17,297
Non-U.S. taxes paid on dividend income	843	4,812	6,333	791	3,926	50
Non-U.S. taxes paid on interest income	—	—	—	—	—	3
Non-U.S. taxes paid on realized gains	—	—	—[2]	16	—	—
Dividends from affiliated issuers	—	658	—	—	—	—

See end of table for footnotes.

(dollars in thousands)

	Bond Fund	Global Bond Fund	High-Income Bond Fund	Mortgage Fund[3]	U.S. Government/AAA-Rated Securities Fund
Purchases of investment securities[1]	$11,105,171	$1,974,653	$949,273	$226,461	$6,548,900
Sales of investment securities[1]	10,909,232	1,588,582	908,700	166,499	5,783,355
Non-U.S. taxes paid on interest income	55	263	—[2]	—	—

[1] Excludes short-term securities and U.S. government obligations, if any.
[2] Amount less than one thousand.
[3] For the period May 2, 2011, commencement of operations, through December 31, 2011.

8. Ownership concentration

At December 31, 2011, CRMC, the Series' investment adviser, held aggregate ownership of the outstanding shares of Global Balanced Fund and Mortgage Fund of 28% and 14%, respectively. The ownership represents the seed money invested in each fund when it began operations on May 2, 2011.

9. Forward currency contracts

The funds may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The funds enter into these contracts to manage their exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the funds value forward currency contracts based on the applicable exchange rate and record unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. The funds record realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables or payables for closed forward currency contracts in each fund's statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund's statement of operations. As of December 31, 2011, Global Small Capitalization Fund, International Fund, New World Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies, as shown in the following tables. As of December 31, 2011, International Growth and Income Fund did not have any open forward currency contracts. The open forward currency contracts shown are generally indicative of the level of activity in each fund over the prior 12-month period.

American Funds Insurance Series

(amounts in thousands)

	Settlement date	Counterparty	Contract amount Receive	Deliver	Unrealized (depreciation) appreciation at 12/31/2011
Global Small Capitalization Fund					
Sales:					
Australian dollars	1/20/2012	Barclays Bank PLC	$3,573	A$3,600	$(100)
International Fund					
Sales:					
Australian dollars	1/20/2012	UBS AG	$22,406	A$22,000	$(37)
New World Fund					
Sales:					
Hungarian forints	1/25/2012	HSBC Bank	$681	HUF158,825	$30
New Turkish liras	1/25/2012	HSBC Bank	$951	TRY1,800	6
					$36
Global Balanced Fund					
Purchases:					
Japanese yen	1/12/2012	Barclays Bank PLC	¥19,928	$256	$ 3
Japanese yen	1/20/2012	Citibank	¥11,565	$149	1
Japanese yen	2/2/2012	Citibank	¥27,000	$347	4
					$ 8
Sales:					
Euros	1/6/2012	UBS AG	¥25,984	€250	$14
Euros	1/10/2012	Barclays Bank PLC	$335	€250	11
Euros	1/10/2012	Barclays Bank PLC	¥10,402	€100	6
Euros	1/12/2012	JPMorgan Chase	$270	€200	11
Euros	1/12/2012	JPMorgan Chase	¥26,196	€250	17
Euros	1/19/2012	Citibank	$201	€150	7
Euros	1/20/2012	Citibank	$130	€100	1
Swedish kronor	1/5/2012	UBS AG	$134	SKr925	(1)
					$66
Forward currency contracts — net					$74
Bond Fund					
Sales:					
Euros	1/10/2012	Bank of New York Mellon	$7,999	€6,000	$ 233
Euros	1/12/2012	JPMorgan Chase	$2,800	€2,100	82
Euros	1/19/2012	UBS AG	$17,903	€13,380	584
Euros	1/25/2012	UBS AG	$20,257	€15,450	257
Euros	1/25/2012	Citibank	$27,652	€21,120	312
Euros	1/25/2012	Citibank	$4,183	€3,215	21
Euros	1/26/2012	UBS AG	$7,763	€5,975	28
Euros	1/27/2012	UBS AG	$9,983	€7,670	54
Japanese yen	1/31/2012	UBS AG	$38,675	¥3,008,941	(437)
Mexican pesos	1/6/2012	Citibank	$5,577	MXN78,030	(13)
Mexican pesos	1/17/2012	HSBC Bank	$3,727	MXN50,805	92
Swedish kronor	1/10/2012	Barclays Bank PLC	$9,918	SKr67,011	188
Swedish kronor	1/27/2012	Barclays Bank PLC	$2,057	SKr14,267	(13)
					$1,388

American Funds Insurance Series

(amounts in thousands)

	Settlement date	Counterparty	Contract amount Receive	Contract amount Deliver	Unrealized appreciation (depreciation) at 12/31/2011
Global Bond Fund					
Purchases:					
Japanese yen	1/10/2012	JPMorgan Chase	¥340,723	$4,402	$ 25
Japanese yen	1/13/2012	Citibank	¥1,001,752	$12,905	112
Japanese yen	1/19/2012	UBS AG	¥1,381,743	$17,829	128
Japanese yen	1/20/2012	UBS AG	¥526,342	$6,781	60
Japanese yen	1/20/2012	Bank of New York Mellon	¥2,444,871	$31,547	227
Japanese yen	1/23/2012	Barclays Bank PLC	¥518,501	$6,665	74
Japanese yen	1/25/2012	UBS AG	¥341,432	$4,389	49
					$ 675
Sales:					
British pounds	1/11/2012	Barclays Bank PLC	€7,211	£6,180	$ (263)
British pounds	1/19/2012	UBS AG	€7,785	£6,660	(264)
British pounds	1/19/2012	UBS AG	€7,308	£6,140	(74)
Canadian dollars	1/31/2012	UBS AG	$13,389	C$13,750	(99)
Canadian dollars	1/31/2012	UBS AG	$8,722	C$9,000	(106)
Euros	1/6/2012	Citibank	$26,439	€19,750	876
Euros	1/10/2012	Barclays Bank PLC	$13,398	€10,000	455
Euros	1/10/2012	Barclays Bank PLC	£9,218	€10,725	432
Euros	1/11/2012	JPMorgan Chase	$32,141	€24,000	1,077
Euros	1/11/2012	Barclays Bank PLC	$23,488	€17,620	681
Euros	1/11/2012	Barclays Bank PLC	$6,678	€5,010	194
Euros	1/12/2012	JPMorgan Chase	$3,546	€2,660	103
Euros	1/13/2012	HSBC Bank	$1,067	€800	31
Euros	1/20/2012	Citibank	$536	€400	18
Euros	1/24/2012	Citibank	$3,348	€2,560	34
Euros	1/25/2012	Citibank	$13,531	€10,335	153
Euros	1/25/2012	Citibank	$6,791	€5,220	34
Euros	1/25/2012	JPMorgan Chase	$32,536	€25,000	174
Euros	1/26/2012	JPMorgan Chase	£9,344	€11,075	171
Euros	1/27/2012	UBS AG	$1,601	€1,230	9
Euros	1/31/2012	UBS AG	$8,687	€6,640	91
Euros	1/31/2012	HSBC Bank	$654	€500	7
Euros	2/1/2012	Barclays Bank PLC	$2,262	€1,730	23
Euros	2/2/2012	Citibank	$6,449	€4,980	2
Euros	2/2/2012	JPMorgan Chase	$2,628	€2,030	—
Mexican pesos	1/6/2012	Citibank	$6,865	MXN96,060	(16)
Mexican pesos	1/17/2012	HSBC Bank	$6,105	MXN83,210	151
Mexican pesos	1/19/2012	Barclays Bank PLC	$2,730	MXN37,210	68
Polish zloty	1/10/2012	Barclays Bank PLC	$13,072	PLN44,000	335
Swedish kronor	1/10/2012	Barclays Bank PLC	$1,213	SKr8,197	23
Swedish kronor	1/17/2012	Barclays Bank PLC	$6,729	SKr46,865	(74)
Swedish kronor	1/27/2012	Barclays Bank PLC	$2,207	SKr15,303	(14)
					$4,232
Forward currency contracts — net					$4,907
High-Income Bond Fund					
Sales:					
Euros	1/10/2012	Bank of New York Mellon	$5,333	€4,000	$155
Euros	1/11/2012	JPMorgan Chase	$5,692	€4,250	191
Euros	1/20/2012	Citibank	$1,607	€1,200	54
Euros	1/25/2012	HSBC Bank	$1,488	€1,135	19
Euros	1/25/2012	UBS AG	$1,836	€1,400	23
Euros	1/31/2012	HSBC Bank	$654	€500	7
					$449

American Funds Insurance Series

Financial highlights

Period ended	Net asset value, beginning of period	(Loss) income from investment operations[1] Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends and distributions Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver	Ratio of expenses to average net assets after waiver[2]	Ratio of net income to average net assets[2]
Global Discovery Fund													
Class 1													
12/31/11	$12.28	$.07	$ (.92)	$ (.85)	$(.08)	$ —	$ (.08)	$11.35	(6.91)%	$ 27	.60%	.60%	.58%
12/31/10	11.20	.10	1.07	1.17	(.09)	—	(.09)	12.28	10.43	31	.61	.61	.87
12/31/09	7.45	.05	3.78	3.83	(.08)	—	(.08)	11.20	51.49	31	.61	.61	.59
12/31/08	14.09	.15	(6.37)	(6.22)	(.12)	(.30)	(.42)	7.45	(45.02)	18	.60	.55	1.33
12/31/07	13.05	.17	2.07	2.24	(.16)	(1.04)	(1.20)	14.09	17.55	35	.60	.54	1.25
Class 2													
12/31/11	12.22	.04	(.91)	(.87)	(.05)	—	(.05)	11.30	(7.13)	202	.85	.85	.33
12/31/10	11.15	.07	1.06	1.13	(.06)	—	(.06)	12.22	10.14	217	.86	.86	.62
12/31/09	7.43	.03	3.74	3.77	(.05)	—	(.05)	11.15	50.91	192	.86	.86	.36
12/31/08	14.02	.12	(6.32)	(6.20)	(.09)	(.30)	(.39)	7.43	(45.09)	131	.85	.80	1.08
12/31/07	13.00	.14	2.05	2.19	(.13)	(1.04)	(1.17)	14.02	17.22	240	.85	.79	.98
Global Growth Fund													
Class 1													
12/31/11	$21.61	$.29	$(2.16)	$(1.87)	$(.34)	$ —	$ (.34)	$19.40	(8.66)%	$1,277	.55%	.55%	1.37%
12/31/10	19.61	.30	2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227	.56	.56	1.54
12/31/09	13.96	.26	5.67	5.93	(.28)	—	(.28)	19.61	42.58	1,037	.56	.56	1.59
12/31/08	25.15	.47	(9.50)	(9.03)	(.41)	(1.75)	(2.16)	13.96	(38.23)	675	.55	.50	2.37
12/31/07	23.44	.51	2.98	3.49	(.76)	(1.02)	(1.78)	25.15	15.16	684	.55	.50	2.06
Class 2													
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535	.80	.80	1.13
12/31/10	19.50	.25	2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308	.81	.81	1.30
12/31/09	13.88	.22	5.64	5.86	(.24)	—	(.24)	19.50	42.30	4,100	.82	.82	1.36
12/31/08	25.00	.42	(9.43)	(9.01)	(.36)	(1.75)	(2.11)	13.88	(38.39)	3,198	.80	.75	2.12
12/31/07	23.29	.45	2.95	3.40	(.67)	(1.02)	(1.69)	25.00	14.85	5,180	.80	.75	1.84
Global Small Capitalization Fund													
Class 1													
12/31/11	$21.67	$.07	$ (4.14)	$ (4.07)	$(.32)	$ —	$ (.32)	$17.28	(18.94)%	$ 795	.74%	.74%	.36%
12/31/10	18.00	.13	3.91	4.04	(.37)	—	(.37)	21.67	22.76	818	.75	.75	.69
12/31/09	11.18	.09	6.80	6.89	(.07)	—	(.07)	18.00	61.63	604	.76	.76	.61
12/31/08	27.20	.19	(13.33)	(13.14)	—	(2.88)	(2.88)	11.18	(53.39)	306	.74	.67	1.01
12/31/07	24.87	.12	5.27	5.39	(.90)	(2.16)	(3.06)	27.20	21.73	369	.73	.66	.45
Class 2													
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450	.99	.99	.10
12/31/10	17.74	.08	3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189	1.00	1.00	.45
12/31/09	11.03	.05	6.70	6.75	(.04)	—	(.04)	17.74	61.30	2,678	1.01	1.01	.36
12/31/08	26.95	.14	(13.18)	(13.04)	—	(2.88)	(2.88)	11.03	(53.52)	1,748	.99	.92	.70
12/31/07	24.64	.05	5.22	5.27	(.80)	(2.16)	(2.96)	26.95	21.43	3,975	.98	.91	.20

See end of table for footnotes.

American Funds Insurance Series

Period ended	Net asset value, beginning of period	(Loss) income from investment operations[1]			Dividends and distributions			Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver	Ratio of expenses to average net assets after waiver[2]	Ratio of net income to average net assets[2]
		Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions						
Growth Fund													
Class 1													
12/31/11	$54.78	$.45	$ (2.68)	$ (2.23)	$(.48)	$ —	$ (.48)	$52.07	(4.06)%	$ 7,426	.34%	.34%	.81%
12/31/10	46.45	.49	8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011	.34	.34	1.02
12/31/09	33.51	.35	12.94	13.29	(.35)	—	(.35)	46.45	39.74	6,565	.35	.35	.91
12/31/08	67.22	.63	(27.52)	(26.89)	(.56)	(6.26)	(6.82)	33.51	(43.83)	4,768	.33	.30	1.23
12/31/07	64.51	.68	7.44	8.12	(.68)	(4.73)	(5.41)	67.22	12.64	5,051	.33	.30	1.00
Class 2													
12/31/11	54.35	.30	(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701	.59	.59	.55
12/31/10	46.10	.36	8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896	.59	.59	.76
12/31/09	33.27	.25	12.84	13.09	(.26)	—	(.26)	46.10	39.41	18,201	.60	.60	.66
12/31/08	66.72	.50	(27.27)	(26.77)	(.42)	(6.26)	(6.68)	33.27	(43.97)	13,383	.58	.55	.95
12/31/07	64.08	.50	7.39	7.89	(.52)	(4.73)	(5.25)	66.72	12.35	25,359	.58	.55	.74
Class 3													
12/31/11	54.82	.34	(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189	.52	.52	.62
12/31/10	46.49	.40	8.31	8.71	(.38)	—	(.38)	54.82	18.76	232	.52	.52	.82
12/31/09	33.54	.28	12.95	13.23	(.28)	—	(.28)	46.49	39.51	230	.53	.53	.72
12/31/08	67.21	.54	(27.50)	(26.96)	(.45)	(6.26)	(6.71)	33.54	(43.93)	198	.51	.48	1.02
12/31/07	64.50	.55	7.45	8.00	(.56)	(4.73)	(5.29)	67.21	12.44	425	.51	.48	.81
International Fund													
Class 1													
12/31/11	$18.05	$.35	$(2.84)	$(2.49)	$(.35)	$ —	$ (.35)	$15.21	(13.76)%	$3,314	.53%	.53%	2.03%
12/31/10	17.17	.28	.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490	.53	.53	1.69
12/31/09	12.22	.24	5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851	.54	.54	1.70
12/31/08	24.81	.43	(9.88)	(9.45)	(.40)	(2.74)	(3.14)	12.22	(42.01)	1,864	.52	.48	2.42
12/31/07	22.01	.43	3.95	4.38	(.41)	(1.17)	(1.58)	24.81	20.30	1,708	.52	.47	1.82
Class 2													
12/31/11	17.98	.31	(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210	.78	.78	1.81
12/31/10	17.11	.24	.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615	.78	.78	1.46
12/31/09	12.19	.21	5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411	.79	.79	1.48
12/31/08	24.72	.41	(9.85)	(9.44)	(.35)	(2.74)	(3.09)	12.19	(42.12)	4,901	.77	.72	2.16
12/31/07	21.94	.36	3.94	4.30	(.35)	(1.17)	(1.52)	24.72	20.02	9,719	.77	.72	1.55
Class 3													
12/31/11	18.05	.33	(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43	.71	.71	1.90
12/31/10	17.18	.26	.97	1.23	(.36)	—	(.36)	18.05	7.26	61	.71	.71	1.54
12/31/09	12.23	.22	5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68	.72	.72	1.54
12/31/08	24.80	.43	(9.90)	(9.47)	(.36)	(2.74)	(3.10)	12.23	(42.10)	57	.70	.65	2.25
12/31/07	22.00	.39	3.94	4.33	(.36)	(1.17)	(1.53)	24.80	20.10	123	.70	.65	1.64

See end of table for footnotes.

American Funds Insurance Series

Period ended	Net asset value, beginning of period	(Loss) income from investment operations[1]			Dividends and distributions			Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver	Ratio of expenses to average net assets after waiver[2]	Ratio of net income to average net assets[2]
		Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions						
New World Fund													
Class 1													
12/31/11	$23.28	$.36	$ (3.55)	$ (3.19)	$(.44)	$ —	$ (.44)	$19.65	(13.75)%	$ 826	.78%	.78%	1.62%
12/31/10	20.04	.37	3.25	3.62	(.38)	—	(.38)	23.28	18.20	774	.80	.80	1.76
12/31/09	13.57	.34	6.42	6.76	(.29)	—	(.29)	20.04	49.95	500	.82	.82	2.02
12/31/08	25.88	.43	(10.68)	(10.25)	(.36)	(1.70)	(2.06)	13.57	(42.20)	253	.81	.73	2.18
12/31/07	21.56	.46	6.25	6.71	(.83)	(1.56)	(2.39)	25.88	32.53	261	.82	.74	1.92
Class 2													
12/31/11	23.09	.30	(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350	1.03	1.03	1.37
12/31/10	19.89	.31	3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739	1.05	1.05	1.52
12/31/09	13.47	.29	6.38	6.67	(.25)	—	(.25)	19.89	49.65	1,492	1.07	1.07	1.78
12/31/08	25.69	.40	(10.62)	(10.22)	(.30)	(1.70)	(2.00)	13.47	(42.37)	1,044	1.06	.98	1.94
12/31/07	21.40	.40	6.20	6.60	(.75)	(1.56)	(2.31)	25.69	32.21	1,875	1.07	.99	1.69
Blue Chip Income and Growth Fund													
Class 1													
12/31/11	$ 9.25	$.19	$ (.25)	$ (.06)	$(.19)	$ —	$(.19)	$ 9.00	(.63)%	$ 992	.42%	.42%	2.08%
12/31/10	8.37	.18	.87	1.05	(.17)	—	(.17)	9.25	12.61	674	.44	.44	2.10
12/31/09	6.67	.16	1.71	1.87	(.17)	—	(.17)	8.37	28.18	408	.44	.44	2.26
12/31/08	11.53	.22	(4.22)	(4.00)	(.21)	(.65)	(.86)	6.67	(36.30)	220	.43	.39	2.48
12/31/07	11.97	.24	.07	.31	(.36)	(.39)	(.75)	11.53	2.25	143	.42	.38	1.95
Class 2													
12/31/11	9.18	.17	(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340	.67	.67	1.83
12/31/10	8.31	.16	.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677	.69	.69	1.87
12/31/09	6.62	.14	1.70	1.84	(.15)	—	(.15)	8.31	27.97	3,344	.69	.69	2.06
12/31/08	11.45	.19	(4.18)	(3.99)	(.19)	(.65)	(.84)	6.62	(36.50)	2,602	.68	.64	2.10
12/31/07	11.87	.21	.07	.28	(.31)	(.39)	(.70)	11.45	2.03	4,274	.67	.63	1.70
Global Growth and Income Fund													
Class 1													
12/31/11	$ 9.96	$.28	$ (.75)	$ (.47)	$(.29)	$ —	$(.29)	$ 9.20	(4.68)%	$ 161	.61%	.61%	2.86%
12/31/10	9.14	.23	.85	1.08	(.26)	—	(.26)	9.96	12.02	171	.61	.61	2.54
12/31/09	6.68	.20	2.47	2.67	(.21)	—	(.21)	9.14	40.11	160	.63	.63	2.63
12/31/08	11.78	.28	(5.09)	(4.81)	(.22)	(.07)	(.29)	6.68	(41.06)	95	.62	.56	3.00
12/31/07	10.98	.28	1.14	1.42	(.22)	(.40)	(.62)	11.78	13.04	79	.71	.58	2.37
Class 2													
12/31/11	9.94	.25	(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839	.86	.86	2.60
12/31/10	9.12	.21	.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130	.86	.86	2.28
12/31/09	6.67	.18	2.46	2.64	(.19)	—	(.19)	9.12	39.72	1,951	.88	.88	2.42
12/31/08	11.75	.26	(5.07)	(4.81)	(.20)	(.07)	(.27)	6.67	(41.17)	1,529	.86	.81	2.73
12/31/07	10.97	.25	1.13	1.38	(.20)	(.40)	(.60)	11.75	12.67	1,997	.96	.83	2.11

American Funds Insurance Series

		(Loss) income from investment operations[1]			Dividends and distributions								
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver	Ratio of expenses to average net assets after waiver[2]	Ratio of net income to average net assets[2]
Growth-Income Fund													
Class 1													
12/31/11	$34.47	$.61	$ (1.18)	$ (.57)	$(.63)	$ —	$ (.63)	$33.27	(1.60)%	$ 9,496	.28%	.28%	1.77%
12/31/10	31.37	.56	3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370	.29	.29	1.76
12/31/09	24.25	.49	7.13	7.62	(.50)	—	(.50)	31.37	31.54	8,142	.29	.29	1.83
12/31/08	42.52	.69	(15.91)	(15.22)	(.69)	(2.36)	(3.05)	24.25	(37.68)	5,034	.28	.25	2.03
12/31/07	42.43	.80	1.51	2.31	(.77)	(1.45)	(2.22)	42.52	5.32	5,618	.27	.25	1.82
Class 2													
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235	.53	.53	1.52
12/31/10	31.18	.48	3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668	.54	.54	1.52
12/31/09	24.11	.42	7.09	7.51	(.44)	—	(.44)	31.18	31.24	16,220	.54	.54	1.60
12/31/08	42.26	.60	(15.80)	(15.20)	(.59)	(2.36)	(2.95)	24.11	(37.85)	13,046	.53	.50	1.75
12/31/07	42.19	.68	1.50	2.18	(.66)	(1.45)	(2.11)	42.26	5.04	23,243	.52	.50	1.57
Class 3													
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172	.46	.46	1.59
12/31/10	31.39	.50	3.09	3.59	(.49)	—	(.49)	34.49	11.50	209	.47	.47	1.59
12/31/09	24.27	.45	7.12	7.57	(.45)	—	(.45)	31.39	31.30	225	.47	.47	1.68
12/31/08	42.51	.64	(15.90)	(15.26)	(.62)	(2.36)	(2.98)	24.27	(37.78)	205	.46	.43	1.83
12/31/07	42.42	.73	1.50	2.23	(.69)	(1.45)	(2.14)	42.51	5.12	405	.45	.43	1.64
International Growth and Income Fund													
Class 1													
12/31/11	$15.25	$.47	$(1.77)	$(1.30)	$(.44)	$(.11)	$(.55)	$13.40	(8.51)%	$ 35	.73%	.73%	3.17%
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32	.74	.74	2.61
12/31/09	10.92	.36	4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38	28	.74	.74	2.74
12/31/08[3]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.28	12	.09	.08	.14
Class 2													
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199	.98	.98	2.89
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180	.99	.99	2.37
12/31/09	10.92	.26	4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99	.99	.99	1.89
12/31/08[3]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.27	4	.11	.11	.05
Asset Allocation Fund													
Class 1													
12/31/11	$16.28	$.37	$ (.12)	$ .25	$(.36)	$ —	$ (.36)	$16.17	1.56%	$5,932	.31%	.31%	2.25%
12/31/10	14.75	.35	1.52	1.87	(.34)	—	(.34)	16.28	12.75	5,235	.31	.31	2.33
12/31/09	12.16	.35	2.59	2.94	(.35)	—	(.35)	14.75	24.27	4,151	.32	.32	2.65
12/31/08	18.51	.47	(5.70)	(5.23)	(.45)	(.67)	(1.12)	12.16	(29.30)	2,243	.32	.29	2.98
12/31/07	18.34	.51	.75	1.26	(.45)	(.64)	(1.09)	18.51	6.82	1,927	.32	.29	2.69
Class 2													
12/31/11	16.17	.33	(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151	.56	.56	1.99
12/31/10	14.65	.31	1.51	1.82	(.30)	—	(.30)	16.17	12.50	5,689	.57	.57	2.08
12/31/09	12.08	.32	2.56	2.88	(.31)	—	(.31)	14.65	23.98	5,537	.58	.58	2.45
12/31/08	18.39	.43	(5.66)	(5.23)	(.41)	(.67)	(1.08)	12.08	(29.51)	4,822	.57	.54	2.70
12/31/07	18.23	.47	.74	1.21	(.41)	(.64)	(1.05)	18.39	6.55	7,308	.57	.54	2.45
Class 3													
12/31/11	16.29	.34	(.13)	.21	(.32)	—	(.32)	16.18	1.36	38	.49	.49	2.05
12/31/10	14.75	.32	1.53	1.85	(.31)	—	(.31)	16.29	12.62	44	.50	.50	2.15
12/31/09	12.17	.33	2.57	2.90	(.32)	—	(.32)	14.75	23.95	44	.51	.51	2.53
12/31/08	18.50	.44	(5.68)	(5.24)	(.42)	(.67)	(1.09)	12.17	(29.39)	41	.50	.47	2.77
12/31/07	18.34	.48	.74	1.22	(.42)	(.64)	(1.06)	18.50	6.56	71	.50	.47	2.52

See end of table for footnotes.

American Funds Insurance Series

Period ended	Net asset value, beginning of period	(Loss) income from investment operations[1] Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends and distributions Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver	Ratio of expenses to average net assets after waiver[2]	Ratio of net income to average net assets[2]
Global Balanced Fund													
Class 1													
12/31/11[4]	$10.00	$.13	$(.72)	$(.59)	$(.06)	$—	$(.06)	$9.35	(5.89)%	$28	.69%[5]	.69%[5]	1.99%[5]
Class 2													
12/31/11[4]	10.00	.09	(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)	72	.94[5]	.94[5]	1.45[5]
Bond Fund													
Class 1													
12/31/11	$10.67	$.32	$ .36	$ .68	$(.36)	$ —	$(.36)	$10.99	6.41%	$4,354	.38%	.38%	2.89%
12/31/10	10.33	.33	.36	.69	(.35)	—	(.35)	10.67	6.73	4,768	.38	.38	3.03
12/31/09	9.45	.42	.80	1.22	(.34)	—	(.34)	10.33	12.83	3,775	.39	.39	4.19
12/31/08	11.14	.61	(1.64)	(1.03)	(.63)	(.03)	(.66)	9.45	(9.16)	2,090	.40	.36	5.84
12/31/07	11.64	.65	(.24)	.41	(.91)	—	(.91)	11.14	3.66	436	.41	.37	5.59
Class 2													
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984	.63	.63	2.64
12/31/10	10.23	.30	.36	.66	(.33)	—	(.33)	10.56	6.44	5,074	.63	.63	2.79
12/31/09	9.36	.40	.79	1.19	(.32)	—	(.32)	10.23	12.61	4,635	.64	.64	4.00
12/31/08	11.03	.59	(1.63)	(1.04)	(.60)	(.03)	(.63)	9.36	(9.35)	3,432	.65	.61	5.53
12/31/07	11.53	.61	(.24)	.37	(.87)	—	(.87)	11.03	3.33	4,679	.66	.62	5.34
Global Bond Fund													
Class 1													
12/31/11	$11.82	$.36	$ .22	$ .58	$(.37)	$(.07)	$(.44)	$11.96	4.86%	$ 619	.56%	.56%	2.97%
12/31/10	11.57	.41	.21	.62	(.37)	—	(.37)	11.82	5.44	325	.57	.57	3.42
12/31/09	10.68	.45	.62	1.07	(.18)	—	(.18)	11.57	10.04	162	.59	.59	4.06
12/31/08	10.83	.48	(.09)	.39	(.54)	—[6]	(.54)	10.68	3.60	111	.59	.53	4.36
12/31/07	10.18	.49	.47	.96	(.31)	—	(.31)	10.83	9.54	28	.61	.55	4.61
Class 2													
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639	.81	.81	2.75
12/31/10	11.53	.38	.22	.60	(.35)	—	(.35)	11.78	5.23	1,497	.83	.83	3.21
12/31/09	10.66	.42	.61	1.03	(.16)	—	(.16)	11.53	9.69	1,203	.84	.84	3.79
12/31/08	10.81	.44	(.07)	.37	(.52)	—[6]	(.52)	10.66	3.48	802	.84	.79	4.06
12/31/07	10.17	.47	.47	.94	(.30)	—	(.30)	10.81	9.23	279	.86	.80	4.41

American Funds Insurance Series

Period ended	Net asset value, beginning of period	Income (loss) from investment operations[1] Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends and distributions Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver	Ratio of expenses to average net assets after waiver[2]	Ratio of net income (loss) to average net assets[2]
High-Income Bond Fund													
Class 1													
12/31/11	$11.20	$.88	$ (.64)	$ .24	$ (.90)	$—	$ (.90)	$10.54	2.18%	$ 787	.47%	.47%	7.70%
12/31/10	10.49	.91	.68	1.59	(.88)	—	(.88)	11.20	15.38	769	.48	.48	8.15
12/31/09	8.05	.75	2.41	3.16	(.72)	—	(.72)	10.49	39.45	635	.48	.48	7.86
12/31/08	11.65	.87	(3.64)	(2.77)	(.83)	—	(.83)	8.05	(23.74)	340	.48	.43	8.22
12/31/07	12.90	.95	(.72)	.23	(1.48)	—	(1.48)	11.65	1.62	308	.48	.44	7.41
Class 2													
12/31/11	11.08	.84	(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064	.72	.72	7.44
12/31/10	10.39	.87	.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142	.73	.73	7.91
12/31/09	7.99	.71	2.39	3.10	(.70)	—	(.70)	10.39	38.94	1,063	.74	.74	7.62
12/31/08	11.55	.84	(3.60)	(2.76)	(.80)	—	(.80)	7.99	(23.84)	780	.73	.68	7.92
12/31/07	12.79	.91	(.72)	.19	(1.43)	—	(1.43)	11.55	1.33	996	.73	.69	7.17
Class 3													
12/31/11	11.22	.86	(.64)	.22	(.88)	—	(.88)	10.56	1.97	21	.65	.65	7.51
12/31/10	10.51	.89	.68	1.57	(.86)	—	(.86)	11.22	15.14	23	.66	.66	7.98
12/31/09	8.07	.73	2.42	3.15	(.71)	—	(.71)	10.51	39.14	24	.67	.67	7.69
12/31/08	11.65	.86	(3.64)	(2.78)	(.80)	—	(.80)	8.07	(23.76)	18	.66	.61	7.96
12/31/07	12.88	.92	(.72)	.20	(1.43)	—	(1.43)	11.65	1.40	28	.66	.62	7.21
Mortgage Fund													
Class 1													
12/31/11[4]	$10.00	$ —[6]	$.48	$.48	$(.01)	$(.10)	$(.11)	$10.37	4.78%	$55	.42%[5]	.42%[5]	.04%[5]
Class 2													
12/31/11[4]	10.00	(.02)	.48	.46	—[6]	(.10)	(.10)	10.36	4.60	22	.67[5]	.67[5]	(.25)[5]
U.S. Government/AAA-Rated Securities Fund													
Class 1													
12/31/11	$12.59	$.23	$.74	$.97	$(.26)	$(.30)	$(.56)	$13.00	7.85%	$1,785	.34%	.34%	1.83%
12/31/10	12.18	.26	.46	.72	(.25)	(.06)	(.31)	12.59	5.94	1,492	.39	.36	2.07
12/31/09	12.29	.37	(.03)	.34	(.34)	(.11)	(.45)	12.18	2.79	999	.41	.41	2.99
12/31/08	11.73	.50	.41	.91	(.35)	—	(.35)	12.29	7.84	496	.43	.38	4.17
12/31/07	11.87	.58	.20	.78	(.92)	—	(.92)	11.73	6.83	211	.46	.41	4.83
Class 2													
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002	.59	.59	1.59
12/31/10	12.08	.23	.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959	.64	.62	1.83
12/31/09	12.20	.34	(.03)	.31	(.32)	(.11)	(.43)	12.08	2.50	1,561	.66	.66	2.79
12/31/08	11.65	.47	.41	.88	(.33)	—	(.33)	12.20	7.63	1,219	.68	.64	3.93
12/31/07	11.79	.54	.19	.73	(.87)	—	(.87)	11.65	6.49	597	.71	.66	4.58
Class 3													
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24	.52	.52	1.65
12/31/10	12.19	.24	.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26	.57	.55	1.92
12/31/09	12.30	.36	(.04)	.32	(.32)	(.11)	(.43)	12.19	2.58	27	.59	.59	2.91
12/31/08	11.74	.48	.41	.89	(.33)	—	(.33)	12.30	7.66	33	.61	.57	4.03
12/31/07	11.86	.55	.20	.75	(.87)	—	(.87)	11.74	6.63	29	.64	.59	4.65

American Funds Insurance Series

Period ended	Net asset value, beginning of period	(Loss) income from investment operations[1]			Dividends and distributions			Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver	Ratio of expenses to average net assets after waiver[2]	Ratio of net (loss) income to average net assets[2]
		Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions						
Cash Management Fund													
Class 1													
12/31/11	$11.39	$(.02)	$(.01)	$(.03)	$ —	$—	$ —	$11.36	(.26)%	$ 75	.33%	.33%	(.21)%
12/31/10	11.40	(.02)	.01	(.01)	—	—	—	11.39	(.09)	83	.33	.33	(.14)
12/31/09	11.44	(.01)	—[6]	(.01)	(.03)	—[6]	(.03)	11.40	(.10)	105	.33	.33	(.08)
12/31/08	11.40	.24	—[6]	.24	(.20)	—	(.20)	11.44	2.15	158	.32	.29	2.07
12/31/07	11.62	.57	—[6]	.57	(.79)	—	(.79)	11.40	4.95	112	.33	.30	4.88
Class 2													
12/31/11	11.28	(.05)	(.01)	(.06)	—	—	—	11.22	(.53)	530	.58	.58	(.47)
12/31/10	11.32	(.04)	—[6]	(.04)	—	—	—	11.28	(.35)	522	.58	.58	(.39)
12/31/09	11.38	(.04)	—[6]	(.04)	(.02)	—[6]	(.02)	11.32	(.33)	664	.58	.58	(.33)
12/31/08	11.35	.20	.02	.22	(.19)	—	(.19)	11.38	1.90	1,023	.57	.54	1.73
12/31/07	11.56	.54	—[6]	.54	(.75)	—	(.75)	11.35	4.73	452	.58	.55	4.61
Class 3													
12/31/11	11.34	(.04)	—[6]	(.04)	—	—	—	11.30	(.35)	12	.51	.51	(.40)
12/31/10	11.38	(.04)	—[6]	(.04)	—	—	—	11.34	(.35)	13	.51	.51	(.32)
12/31/09	11.44	(.03)	(.01)	(.04)	(.02)	—[6]	(.02)	11.38	(.31)	17	.51	.51	(.27)
12/31/08	11.40	.22	.01	.23	(.19)	—	(.19)	11.44	1.99	25	.50	.47	1.91
12/31/07	11.60	.55	—[6]	.55	(.75)	—	(.75)	11.40	4.83	20	.51	.48	4.70

	Year ended December 31				
Portfolio turnover rate for all share classes	**2011**	**2010**	**2009**	**2008**	**2007**
Global Discovery Fund	45%	61%	60%	46%	50%
Global Growth Fund	28	28	43	38	38
Global Small Capitalization Fund	44	47	55	47	49
Growth Fund	19	28	37	26	40
International Fund	24	25	46	52	41
New World Fund	22	18	25	32	34
Blue Chip Income and Growth Fund	27	22	22	24	27
Global Growth and Income Fund	25	30	47	36	36
Growth-Income Fund	22	22	24	31	24
International Growth and Income Fund	48	31	21	—[3]	—
Asset Allocation Fund	43	46	41	36	29
Global Balanced Fund	34[4]	—	—	—	—
Bond Fund	163	187	125	63	57
Global Bond Fund	101	106	86	118	85
High-Income Bond Fund	51	54	47	29	32
Mortgage Fund	480[4]	—	—	—	—
U.S. Government/AAA-Rated Securities Fund	234	208	100	108	91
Cash Management Fund	—	—	—	—	—

[1] Based on average shares outstanding.
[2] This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
[3] From November 18, 2008, commencement of operations.
[4] From May 2, 2011, commencement of operations.
[5] Annualized.
[6] Amount less than $.01.

See Notes to Financial Statements

American Funds Insurance Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolios for Mortgage Fund and Cash Management Fund), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund (constituting the American Funds Insurance Series, hereafter referred to as the “Series”) at December 31, 2011, the results of each of their operations for the period then ended, and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2011, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP Los Angeles, California February 7, 2012

Expense example unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the Series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2011, through December 31, 2011).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning account Ending account Expenses paid Annualized

value 7/1/2011 value 12/31/2011 during period* expense ratio

Global Discovery Fund

Class 1 — actual return $1,000.00 $ 880.71 $2.84 .60%

Class 1 — assumed 5% return 1,000.00 1,022.18 3.06 .60

Class 2 — actual return 1,000.00 879.15 4.03 .85

Class 2 — assumed 5% return 1,000.00 1,020.92 4.33 .85

Global Growth Fund

Class 1 — actual return $1,000.00 $ 868.05 $2.59 .55%

Class 1 — assumed 5% return 1,000.00 1,022.43 2.80 .55

Class 2 — actual return 1,000.00 866.78 3.76 .80

Class 2 — assumed 5% return 1,000.00 1,021.17 4.08 .80

Global Small Capitalization Fund

Class 1 — actual return $1,000.00 $ 805.28 $3.37 .74%

Class 1 — assumed 5% return 1,000.00 1,021.48 3.77 .74

Class 2 — actual return 1,000.00 804.31 4.50 .99

Class 2 — assumed 5% return 1,000.00 1,020.21 5.04 .99

Growth Fund

Class 1 — actual return $1,000.00 $ 904.20 $1.63 .34%

Class 1 — assumed 5% return 1,000.00 1,023.49 1.73 .34

Class 2 — actual return 1,000.00 903.21 2.83 .59

Class 2 — assumed 5% return 1,000.00 1,022.23 3.01 .59

Class 3 — actual return 1,000.00 903.57 2.49 .52

Class 3 — assumed 5% return 1,000.00 1,022.58 2.65 .52

International Fund

Class 1 — actual return $1,000.00 $ 824.93 $2.44 .53%

Class 1 — assumed 5% return 1,000.00 1,022.53 2.70 .53

Class 2 — actual return 1,000.00 823.67 3.59 .78

Class 2 — assumed 5% return 1,000.00 1,021.27 3.97 .78

Class 3 — actual return 1,000.00 824.34 3.26 .71

Class 3 — assumed 5% return 1,000.00 1,021.63 3.62 .71

New World Fund

Class 1 — actual return $1,000.00 $ 852.48 $3.64 .78%

Class 1 — assumed 5% return 1,000.00 1,021.27 3.97 .78

Class 2 — actual return 1,000.00 851.18 4.81 1.03

Class 2 — assumed 5% return 1,000.00 1,020.01 5.24 1.03

Blue Chip Income and Growth Fund

Class 1 — actual return $1,000.00 $ 957.31 $2.07 .42%

Class 1 — assumed 5% return 1,000.00 1,023.09 2.14 .42

Class 2 — actual return 1,000.00 955.81 3.30 .67

Class 2 — assumed 5% return 1,000.00 1,021.83 3.41 .67

See end of table for footnotes.

Beginning account Ending account Expenses paid Annualized

value 7/1/2011 value 12/31/2011 during period* expense ratio

Global Growth and Income Fund

Class 1 — actual return $1,000.00 $ 923.17 $2.96 .61%

Class 1 — assumed 5% return 1,000.00 1,022.13 3.11 .61

Class 2 — actual return 1,000.00 922.70 4.17 .86

Class 2 — assumed 5% return 1,000.00 1,020.87 4.38 .86

Growth-Income Fund

Class 1 — actual return $1,000.00 $ 940.64 $1.37 .28%

Class 1 — assumed 5% return 1,000.00 1,023.79 1.43 .28

Class 2 — actual return 1,000.00 939.39 2.59 .53

Class 2 — assumed 5% return 1,000.00 1,022.53 2.70 .53

Class 3 — actual return 1,000.00 939.79 2.25 .46

Class 3 — assumed 5% return 1,000.00 1,022.89 2.35 .46

International Growth and Income Fund

Class 1 — actual return $1,000.00 $ 882.34 $3.46 .73%

Class 1 — assumed 5% return 1,000.00 1,021.53 3.72 .73

Class 2 — actual return 1,000.00 881.56 4.65 .98

Class 2 — assumed 5% return 1,000.00 1,020.27 4.99 .98

Asset Allocation Fund

Class 1 — actual return $1,000.00 $ 962.39 $1.53 .31%

Class 1 — assumed 5% return 1,000.00 1,023.64 1.58 .31

Class 2 — actual return 1,000.00 961.61 2.77 .56

Class 2 — assumed 5% return 1,000.00 1,022.38 2.85 .56

Class 3 — actual return 1,000.00 961.87 2.42 .49

Class 3 — assumed 5% return 1,000.00 1,022.74 2.50 .49

Global Balanced Fund

Class 1 — actual return $1,000.00 $ 965.26 $3.37 .68%

Class 1 — assumed 5% return 1,000.00 1,021.78 3.47 .68

Class 2 — actual return 1,000.00 964.42 4.60 .93

Class 2 — assumed 5% return 1,000.00 1,020.52 4.74 .93

Bond Fund

Class 1 — actual return $1,000.00 $1,036.53 $1.90 .37%

Class 1 — assumed 5% return 1,000.00 1,023.34 1.89 .37

Class 2 — actual return 1,000.00 1,034.69 3.18 .62

Class 2 — assumed 5% return 1,000.00 1,022.08 3.16 .62

Global Bond Fund

Class 1 — actual return $1,000.00 $1,003.87 $2.78 .55%

Class 1 — assumed 5% return 1,000.00 1,022.43 2.80 .55

Class 2 — actual return 1,000.00 1,001.82 4.04 .80

Class 2 — assumed 5% return 1,000.00 1,021.17 4.08 .80

Beginning account Ending account Expenses paid Annualized

value 7/1/2011 value 12/31/2011 during period* expense ratio

High-Income Bond Fund

Class 1 — actual return $1,000.00 $ 975.60 $2.34 .47%

Class 1 — assumed 5% return 1,000.00 1,022.84 2.40 .47

Class 2 — actual return 1,000.00 973.94 3.58 .72

Class 2 — assumed 5% return 1,000.00 1,021.58 3.67 .72

Class 3 — actual return 1,000.00 974.91 3.24 .65

Class 3 — assumed 5% return 1,000.00 1,021.93 3.31 .65

Mortgage Fund

Class 1 — actual return $1,000.00 $1,038.47 $2.16 .42%

Class 1 — assumed 5% return 1,000.00 1,023.09 2.14 .42

Class 2 — actual return 1,000.00 1,036.68 3.44 .67

Class 2 — assumed 5% return 1,000.00 1,021.83 3.41 .67

U.S. Government/AAA-Rated Securities Fund

Class 1 — actual return $1,000.00 $1,055.44 $1.71 .33%

Class 1 — assumed 5% return 1,000.00 1,023.54 1.68 .33

Class 2 — actual return 1,000.00 1,054.63 3.00 .58

Class 2 — assumed 5% return 1,000.00 1,022.28 2.96 .58

Class 3 — actual return 1,000.00 1,054.66 2.64 .51

Class 3 — assumed 5% return 1,000.00 1,022.63 2.60 .51

Cash Management Fund

Class 1 — actual return $1,000.00 $ 998.24 $1.61 .32%

Class 1 — assumed 5% return 1,000.00 1,023.59 1.63 .32

Class 2 — actual return 1,000.00 997.33 2.92 .58

Class 2 — assumed 5% return 1,000.00 1,022.28 2.96 .58

Class 3 — actual return 1,000.00 997.35 2.52 .50

Class 3 — assumed 5% return 1,000.00 1,022.68 2.55 .50

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The series’ board has approved the Investment Advisory and Service Agreement (the “agreement”) in respect of each fund of the series with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2012. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objective. They compared each fund’s total returns with those of other relevant funds and market data, such as relevant market indexes, for the eight-month and one-, three-, five- and

10-year periods ended August 31, 2011 (as applicable) and for the lifetime of each fund. This report, including each fund’s summary page and related disclosures, contains certain information about each fund’s investment results.

Global Discovery Fund seeks to provide long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Global Service and Information Index (a subset of the MSCI World Index), (ii) the Lipper Multi-Cap Growth Funds Average and (iii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were superior to all three benchmarks over the 10-year period, mixed over the three- and five-year periods and lower over the one-year period. The board and the committee further noted that over the lifetime of the fund since July 5, 2001, the fund’s investment results were significantly higher than the Global Service and Information Index and the Lipper Multi-Cap Growth Funds Average, although lower than the Standard & Poor’s Index.

Global Growth Fund seeks to provide long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the MSCI World Index and (ii) the Lipper Global Funds Average. They noted that the fund’s investment results were superior to both benchmarks over the three-, five- and 10 year periods and lower over the eight-month and one-year periods. The board and the committee further noted that over the lifetime of the fund since April 30, 1997, the fund’s investment results were significantly higher than both benchmarks.

Global Small Capitalization Fund seeks to provide long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the MSCI All Country World Small Cap Index and (ii) the Lipper Global Small/Mid-Cap Funds Average. They noted that the fund’s investment results were mixed over the 10-year period and lower than both benchmarks over the eight-month, one-, three- and five-year periods. The board and the committee further noted that over the lifetime of the fund since April 30, 1998, the fund’s investment results were significantly higher than both benchmarks.

Growth Fund seeks to provide growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth Funds Average, (ii) the Lipper Capital Appreciation Funds Average and (iii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were superior to all three benchmarks over the eight-month, one-, three-, five- and 10-year periods. The board and the committee further noted that over the lifetime of the fund since February 8, 1984, the fund’s investment results were significantly higher than all three benchmarks.

International Fund seeks to provide long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the MSCI All Country World ex USA Index and (ii) the Lipper International Funds Average. They noted that the fund’s investment results were higher than both benchmarks over the three- and five-year periods, mixed over the 10-year period, and lower over the eight-month and one-year periods. The board and the committee further noted that over the lifetime of the fund since May 1, 1990, the fund’s investment results were significantly higher than both benchmarks.

New World Fund seeks to provide long-term capital appreciation. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Emerging Markets Funds Average and (ii) the MSCI All Country World Index. They noted that the fund’s investment results were superior to both benchmarks during the three- and five-year periods and mixed over the eight-month, one- and

10-year periods. The board and the committee further noted that over the lifetime of the fund since June 17, 1999, the fund’s investment results were significantly higher than the MSCI index but lower than the Lipper average.

Blue Chip Income and Growth Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth and Income Funds Average and (ii) Standard & Poor’s 500 Composite Index. They noted that while the fund’s investment results were lower than both benchmarks over all periods, they were close to the Lipper Average for the one- and three-year periods and close to the S&P 500 Composite Index for the one-year period.

Global Growth and Income Fund seeks to provide long-term growth of capital and current income. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average and (ii) the MSCI All Country World Index. They noted that the fund’s investment results were superior to both benchmarks over the three- and five-year periods and over the lifetime of the fund since May 1, 2006, were mixed during the eight-month period and lower during the one-year period.

Growth-Income Fund seeks to provide long-term growth of capital and income. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth and Income Funds Average and (ii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were superior to both benchmarks over 10-year period and over the lifetime of the fund since February 8, 1984, were mixed during the one-year period but lower than both benchmarks during the eight-month, three- and five-year periods.

International Growth and Income Fund seeks to provide long-term growth of capital and current income. The board and the committee reviewed the fund’s investment results measured against (i) the MSCI All Country World ex USA Index and (ii) the Lipper International Funds Average. They noted that the fund’s investment results were superior to both benchmarks during the eight-month period, mixed over the lifetime of the fund since November 18, 2008, and lower during the one-year period.

Asset Allocation Fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long-term. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Balanced Funds Average, (ii) the Barclays Capital U.S. Aggregate Index and (iii) Standard and Poor’s 500 Composite Index. They noted that the fund’s investment results were mixed over all periods, and were superior to the Lipper Balanced Funds Average and Barclays Capital U.S. Aggregate Index over the one-year period and over the lifetime of the fund since August 1, 1989.

Global Balanced Fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Flexible Portfolio Funds Average, (ii) the Barclay’s Capital U.S. Aggregate Index, (iii) the MSCI All Country World Index and (iv) a custom index that blends the cumulative total returns of the MSCI All Country World Index and the Barclays Capital Global Aggregate Index at 60% and 40%, respectively. They noted that the fund’s investment results were superior to the Lipper Global Flexible Portfolio Funds Average, the MSCI All Country Index and the custom index, but lower than the Barclays Capital U.S. Aggregate Index over the lifetime of the fund since May 2, 2011.

Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper A-Rated Funds Average and (ii) the Barclays Capital U.S. Aggregate Index. They noted the fund’s investment results were mixed during the eight-month, one-, three- and 10-year periods and lower than both benchmarks during the five-year period and over the lifetime of the fund since January 2, 1996.

Global Bond Fund seeks to provide over the long tem a high level of total return consistent with prudent investment management. The board and the committee reviewed the fund’s investment results measured against (i) the Barclays Capital Global Aggregate Index and (ii) the Lipper Global Income Funds Average. They noted that the fund’s investment results were superior to both benchmarks over the three-year period as well as over the lifetime of the fund since October 4, 2006, and were mixed over the eight-month and one-year periods.

High-Income Bond Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing primarily in higher yielding and generally lower quality debt securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper High Current Yield Bond Funds Average, (ii) the Credit Suisse High Yield Index and (iii) the Barclays Capital U.S. Corporate High-Yield 2% Issuer Cap Index. They noted that the fund’s investment results were lower than all three benchmarks over the eight-month, three- and five-year periods and higher than the Lipper average over the one- and 10-year periods as well as over the lifetime of the fund since February 8, 1984.

Mortgage Fund seeks to provide current income and preserve capital. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper U.S. Mortgage Funds Average and (ii) the Barclays Capital U.S. Mortgage Backed Securities Index. They noted that the fund’s investment results were higher than the Lipper average over the lifetime of the fund since May 2, 2011.

U.S. Government/AAA-Rated Securities Fund seeks to provide a high level of current income, as well as to preserve investment. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper General U.S. Government Funds Average and (ii) the Citigroup Treasury/Government Sponsored/Mortgage Index. They noted that although the fund’s investment results were mixed for all periods, the fund’s investment results were higher than the Lipper average over the one-, three-, five- and 10-year periods and over the lifetime of the fund since December 2, 1985.

Cash Management Fund seeks to provide an opportunity to earn income on cash reserves while preserving the value of investment and maintaining liquidity. The board and the committee reviewed the fund’s investment results measured against the Lipper Money Market Funds Average. They noted that the fund’s investment results were higher than the Lipper average over the five- and 10-year periods, but lower than the average over the eight-month and one- and three-year periods and over the lifetime of the fund since February 8, 1984.

The board and the committee concluded with respect to each fund that the fund’s results have been satisfactory and that CRMC’s record in managing the funds indicated that its continued management should benefit the funds and their shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that each fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the funds and the other clients. The board and the committee concluded with respect to each fund that the fund’s cost structure was fair and reasonable in relation to the services provided and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the series and the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in each fund’s advisory fee structure. The board and the committee concluded that, with respect to each fund, the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Board of trustees and other officers

"Independent" trustees[1]				
Name and age	**Year first elected a trustee of the series[2]**	**Principal occupation(s) during past five years**	**Number of portfolios in fund complex[3] overseen by trustee**	**Other directorships[4] held by trustee**
William H. Baribault, 66	2009	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	42	None
James G. Ellis, 65	2010	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	46	Quiksilver, Inc.
Leonard R. Fuller, 65	1999	President and CEO, Fuller Consulting (financial management consulting firm)	46	None
W. Scott Hedrick, 66	2007	Founding General Partner, InterWest Partners (venture capital firm)	42	Hot Topic, Inc.; Office Depot, Inc.
R. Clark Hooper, 65 Chairman of the Board (Independent and Non-Executive)	2010	Private investor; former President, Dumbarton Group LLC (securities industry consulting)	48	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.
Merit E. Janow, 53	2007	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body	45	The NASDAQ Stock Market LLC; Trimble Navigation Limited
Laurel B. Mitchell, Ph.D., 56	2010	Clinical Professor and Director, Accounting Program, University of Redlands	42	None
Frank M. Sanchez, 68	2010	Principal, The Sanchez Family Corporation dba McDonald's Restaurants (McDonald's licensee)	42	None
Margaret Spellings, 54	2010	President and CEO, Margaret Spellings & Company; President, U.S. Forum for Policy Innovation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former United States Secretary of Education, United States Department of Education — Federal Government Agency	42	None
Steadman Upham, Ph.D., 62	2010	President and Professor of Anthropology, The University of Tulsa	45	None

Lee A. Ault III, a trustee of the series since 1999, and Martin Fenton, a trustee of the series since 1995, have retired from the board. The trustees thank Mr. Ault and Mr. Fenton for their dedication and service to the series.

American Funds Insurance Series

“Interested” trustees 5

Year first Number of

elected a Principal occupation(s) during past five years and portfolios in fund

Name, age and trustee or officer positions held with affiliated entities or the complex3 overseen Other directorships4 position with series of the series2 principal underwriter of the series by trustee held by trustee

James K. Dunton, 74 1993 Senior Vice President — Capital Research Global 19 None

Vice Chairman of the Board Investors, Capital Research and Management

Company; Director, Capital Research and

Management Company; Director, Capital Strategy

Research, Inc.6

Donald D. O’Neal, 51 1998 Senior Vice President — Capital Research Global 20 None

President Investors, Capital Research and Management Company;

Director, Capital Research and Management Company

The series’ statement of additional information includes further details about the series’ trustees and is available without charge upon request by calling American Funds Service Company at 800/421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Other officers

Name, age and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Michael J. Downer, 57 Executive Vice President	1991	Director, Senior Vice President, Secretary and Coordinator of Legal and Compliance — Capital Research and Management Company; Director, American Funds Distributors, Inc.;[6] Chairman of the Board, Capital Bank and Trust Company[6]
Alan N. Berro, 51 Senior Vice President	1998	Senior Vice President — Capital World Investors, Capital Research and Management Company
Abner D. Goldstine, 82 Senior Vice President	1993	Senior Vice President — Fixed Income, Capital Research and Management Company
C. Ross Sappenfield, 46 Senior Vice President	2008	Senior Vice President — Capital Research Global Investors, Capital Research Company[6]
John H. Smet, 55 Senior Vice President	1994	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]
Carl M. Kawaja, 47 Vice President	2008	Senior Vice President — Capital World Investors, Capital Research and Management Company; Director, Capital International, Inc.;[6] Chairman of the Board, Capital International Asset Management (Canada), Inc.;[6] Director, The Capital Group Companies, Inc.[6]
Sung Lee, 45 Vice President	2008	Senior Vice President — Capital Research Global Investors, Capital Research Company;[6] Director, The Capital Group Companies, Inc.[6]
Robert W. Lovelace, 49 Vice President	1997	Executive Vice President and Director, Capital Research and Management Company; Senior Vice President — Capital World Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]
S. Keiko McKibben, 42 Vice President	2010	Senior Vice President — Capital Research Global Investors, Capital Research Company[6]
Renaud H. Samyn, 38 Vice President	2010	Senior Vice President — Capital Research Global Investors, Capital Research Company[6]
Steven I. Koszalka, 47 Secretary	2003	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 40 Treasurer	2008	Vice President — Fund Business Management Group, Capital Research and Management Company
Courtney R. Taylor, 37 Assistant Secretary	2010	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Karl C. Grauman, 44 Assistant Treasurer	2006	Vice President — Fund Business Management Group, Capital Research and Management Company
M. Susan Gupton, 38 Assistant Treasurer	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 60 Assistant Treasurer	2010	Vice President — Fund Business Management Group, Capital Research and Management Company

[1] The term "independent" trustee refers to a trustee who is not an "interested person" of the series within the meaning of the Investment Company Act of 1940.
[2] Trustees and officers of the series serve until their resignation, removal or retirement.
[3] Capital Research and Management Company manages the American Funds, consisting of 33 funds. Capital Research and Management Company also manages American Funds Target Date Retirement Series,® which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs.
[4] This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[5] "Interested persons" within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series' investment adviser, Capital Research and Management Company, or affiliated entities (including the series' principal underwriter).
[6] Company affiliated with Capital Research and Management Company.

American Funds Insurance Series

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Offices of the series and Custodian of assets Independent registered public of the investment adviser State Street Bank and Trust Company accounting firm

Capital Research and One Lincoln Street PricewaterhouseCoopers LLP

Management Company Boston, MA 02111 350 South Grand Avenue

333 South Hope Street Los Angeles, CA 90071-2889

Los Angeles, CA 90071-1406 Counsel

Bingham McCutchen LLP

6455 Irvine Center Drive 355 South Grand Avenue, Suite 4400

Irvine, CA 92618 Los Angeles, CA 90071-3106

Investors should carefully consider the investment objectives, risks, charges and expenses of American Funds Insurance Series. This and other important information is contained in the series’ prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete December 31, 2011, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after March 31, 2012, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The American Funds Insurance Series difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. AFIS portfolio counselors average 25 years of investment experience, including 21 years at our company,¹ refl ecting a career commitment to our long-term approach.

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our AFIS equity funds have beaten their comparable Lipper indexes or averages in 89% of 10-year periods and 100% of 20-year periods. Our AFIS fi xed-income funds have beaten comparable Lipper indexes or averages in 63% of 10-year periods and 73% of 20-year periods.² AFIS fund management fees have generally been among the lowest in the industry.³

1 As of May 2011.

2 Based on Class 2 share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index or average inception date. The comparable Lipper indexes and averages are: Multi-Cap Growth Funds Index (Global Discovery Fund), Global Funds Index (Global Growth Fund), Global Small-Cap Funds Average (Global Small Capitalization Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Flexible Portfolio Funds Index (Asset Allocation Fund), Corporate Debt A-Rated Bond Funds Average (Bond Fund), High Current Yield Funds Index (High-Income Bond Fund), General U.S. Government Funds Average (U.S. Government/AAA-Rated Securities Fund).

3 Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

The Capital Group Companies

American Funds Capital Research and Management Capital International Capital Guardian Capital Bank and Trust

Item 2.     Code of Ethics.

SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2011, there were no reportable amendments, waivers or implicit waivers to a provision of the code of ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.     Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Garrett Bouton and Jane Jelenko each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Mr. Sher, Mr. Bouton and Ms. Jelenko are considered “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.     Principal Accountant Fees and Services.

(a)-(d)	Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2010	2011
(a) Audit Fees	$65,205	$68,305
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$20,866	$21,859
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2010	2011
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

(e)	(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2010 and 2011 were $50,851 and $83,720, respectively.

(h)	Not applicable.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

Included in Item 1 to the Form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.     Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 9, 2012

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: March 9, 2012